    As filed with the Securities and Exchange Commission on April 28, 2021
                                                  File Nos. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 49                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 338                                            [X]
                (Check Appropriate Box or Boxes)

                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:  Upon the effective date of this
Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2021 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Variable Deferred
Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity
Insurance Company (the "Company," "we," "us," or "our") issues the contract.
This contract is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee
Account, or both. Each Subaccount of the Separate Account invests in shares of
Portfolios of the Funds listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares)
Invesco V.I. Conservative Balanced Fund -- Series I shares (formerly, Invesco
  Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares)
Invesco V.I. Core Bond Fund -- Series I shares (formerly, Invesco Oppenheimer
  V.I. Total Return Bond Fund -- Series I Shares)
Invesco V.I. Discovery Mid Cap Growth Fund -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares)
Invesco V.I. Global Strategic Income Fund -- Series I shares (formerly, Invesco
  Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares)

The Alger Portfolios:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II -- Primary Shares
Federated Hermes Managed Volatility Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund -- Class 1 Shares
Templeton Global Bond VIP Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Institutional Shares
Janus Henderson Enterprise Portfolio -- Institutional Shares
Janus Henderson Flexible Bond Portfolio -- Institutional Shares
Janus Henderson Forty Portfolio -- Institutional Shares
Janus Henderson Global Research Portfolio -- Institutional Shares
Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
Janus Henderson Overseas Portfolio -- Institutional Shares
Janus Henderson Research Portfolio -- Institutional Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class I
ClearBridge Variable Large Cap Value Portfolio -- Class I

PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares
U.S. Equity V.I.S. Fund -- Class 1 Shares

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

AB Variable Products Series Fund, Inc.:
AB Growth and Income Portfolio -- Class B

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800)
352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

   Transfers from the Guarantee Account to the Subaccounts..  24
   Transfers from the Subaccounts to the Guarantee Account..  24

   Death of Owner, Joint Owner, or Annuitant On or After the Maturity

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits. The Annuitant cannot be older than age 85 at the time the contract is issued, unless we approve a different age.

Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amount you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee
Account is not part of and does not depend on the investment performance of the
Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

Maturity Date -- The date on which income payments will commence, if the
Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The
Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an
Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Full and        Surrender Charge as
 payments partially or totally surrendered)/1/     Partially Completed Years a Percentage of the
                                                   Since We Received the     Premium Payment
                                                   Premium Payment           Partially or Totally or
                                                                             Surrendered
                                                   -------------------------------------------------
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       6%
                                                               5                       4%
                                                               6                       2%
                                                           7 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge           1.25%
---------------------------------------------------
 Administrative Expense Charge               0.15%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit                                0.35%/3/
---------------------------------------------------
 Optional Death Benefit                   0.25%/4/
---------------------------------------------------
 Optional Enhanced Death Benefit          0.35%/5/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                 2.35%/6/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is more than $75,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/This charge is a percentage of the prior contract year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent
   EstateProtector/SM/" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken. We currently charge 0.10% of your Contract Value at the time of the deduction. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

/5/This charge is a percentage of your prior contract year's average Contract
   Value. We currently charge 0.20% of the prior contract year's average
   Contract Value. This may be referred to as the "EarningsProtector" in our marketing materials.

/6/The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no
   Optional Benefit is elected, the Total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.31%   1.27%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.
   The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.31% and 1.27%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each
   Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Death Benefit rider, the Optional Enhanced Death
     Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $940       $1,752      $2,391       $4,130

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $270       $1,066      $1,880       $3,994

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $393       $1,192      $2,008       $4,130

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.40% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $25 (assumed to be equivalent to 0.25% of the
     Contract Value); and

  .  a maximum charge of 0.95% for the Optional Death Benefit, Optional
     Enhanced Death Benefit and Optional Guaranteed Minimum Death Benefit
     riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract do I have?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit. Holders of this contract should have this contract for a reason other than tax deferral if purchased as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work?  During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to
Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined.
See "The Contract" provision of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the
Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The
Separate Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or all markets. See the
"Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40%
against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other
Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the
"Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio as well as Rule 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account that invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See
"The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the
"Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date?  Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus for more information.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers
After the Maturity Date" and "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial surrenders?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters"
provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death
Benefit" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract?  Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax
Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad Street,
Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See
"The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth
Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations.
While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The
Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from

the assets of the Separate Account are credited to or charged against the
Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate
Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments. You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate
Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your net premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                               Adviser (and Sub-Adviser(s),
                         Portfolio                                Investment Objective                as applicable)
                         ------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. Capital Appreciation   The Fund seeks capital          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares (formerly,  appreciation.
INSURANCE FUNDS)         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund -- Series I
                         Shares)
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Conservative           The Fund seeks total return.    Invesco Advisers, Inc.
                         Balanced Fund -- Series I shares
                         (formerly, Invesco Oppenheimer
                         V.I. Conservative Balanced
                         Fund -- Series I Shares)
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Bond Fund --      The Fund seeks total return.    Invesco Advisers, Inc.
                         Series I shares (formerly, Invesco
                         Oppenheimer V.I. Total Return
                         Bond Fund -- Series I Shares)
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Discovery Mid Cap      The Fund seeks capital          Invesco Advisers, Inc.
                         Growth Fund -- Series II shares     appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Discovery Mid Cap Growth
                         Fund -- Series II Shares)
                         ------------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Strategic       The Fund seeks total return.    Invesco Advisers, Inc.
                         Income Fund -- Series I shares
                         (formerly, Invesco Oppenheimer
                         V.I. Global Strategic Income
                         Fund -- Series I Shares)
                         ------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS     Alger Large Cap Growth              Seeks long-term capital         Fred Alger Management, LLC.
                         Portfolio -- Class I-2 Shares       appreciation.
                         ------------------------------------------------------------------------------------------------------
                         Alger Small Cap Growth              Seeks long-term capital         Fred Alger Management, LLC.
                         Portfolio -- Class I-2 Shares       appreciation.
                         ------------------------------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income        Seeks high current income.      Federated Investment Management
INSURANCE SERIES         Bond Fund II -- Primary Shares                                      Company
                         ------------------------------------------------------------------------------------------------------
                         Federated Hermes Managed                                            Federated Global Investment
                         Volatility Fund II -- Primary       Achieve high current income and Management Corp. ("Fed Global"),
                         Shares                              moderate capital appreciation.  Federated Investment Management
                                                                                             Company ("FIMCO") and Federated
                                                                                             Equity Management Company of
                                                                                             Pennsylvania ("FEMCOPA")
                                                                                             (collectively, the "Co-Advisers")
                         ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high total      Fidelity Management & Research
INSURANCE PRODUCTS FUND  Initial Class                       return with reduced risk over   Company LLC (FMR) (subadvised
                                                             the long term by allocating     by FMR Investment Management
                                                             its assets among stocks,        (UK) Limited (FMR UK), Fidelity
                                                             bonds, and short-term           Management & Research (Hong
                                                             instruments.                    Kong) Limited (FMR H.K.), and
                                                                                             Fidelity Management & Research
                                                                                             (Japan) Limited (FMR Japan))
                         ------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --      Seeks long-term capital         FMR (subadvised by FMR UK,
                         Initial Class                       appreciation.                   FMR H.K., and FMR Japan)
                         ------------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --      Seeks reasonable income. The    FMR (subadvised by FMR UK,
                         Initial Class                       fund will also consider the     FMR H.K., and FMR Japan)
                                                             potential for capital
                                                             appreciation. The fund's goal
                                                             is to achieve a yield which
                                                             exceeds the composite yield
                                                             on the securities comprising
                                                             the S&P 500(R) Index.
                         ------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                           Portfolio                              Investment Objective                as applicable)
                           ----------------------------------------------------------------------------------------------------
                           VIP Growth Portfolio -- Initial    Seeks to achieve capital       FMR (subadvised by FMR UK,
                           Class                              appreciation.                  FMR H.K., and FMR Japan)

                           ----------------------------------------------------------------------------------------------------
                           VIP Growth & Income                Seeks high total return        FMR (subadvised by FMR UK,
                           Portfolio -- Initial Class         through a combination of       FMR H.K., and FMR Japan)
                                                              current income and capital
                                                              appreciation.
                           ----------------------------------------------------------------------------------------------------
                           VIP Growth Opportunities           Seeks to provide capital       FMR (subadvised by FMR UK,
                           Portfolio -- Initial Class         growth.                        FMR H.K., and FMR Japan)

                           ----------------------------------------------------------------------------------------------------
                           VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMR UK,
                           Service Class 2                    capital.                       FMR H.K., and FMR Japan)

                           ----------------------------------------------------------------------------------------------------
                           VIP Overseas Portfolio -- Initial  Seeks long-term growth of      FMR (subadvised by FMR UK,
                           Class                              capital.                       FMR H.K., FMR Japan, FIL
                                                                                             Investment Advisors (FIA), FIL
                                                                                             Investment Advisors (UK) Limited
                                                                                             (FIA(UK)), and FIL Investments
                                                                                             (Japan) Limited (FIJ))
                           ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON         Templeton Foreign VIP Fund --      Seeks long-term capital        Templeton Investment Counsel, LLC
VARIABLE INSURANCE         Class 1 Shares                     growth. The fund normally
PRODUCTS TRUST                                                invests at least 80% of its
                                                              net assets in investments of
                                                              issuers located outside the
                                                              U.S., including those in
                                                              emerging markets.
                           ----------------------------------------------------------------------------------------------------
                           Templeton Global Bond VIP          Seeks high current income,     Franklin Advisers, Inc.
                           Fund -- Class 1 Shares             consistent with preservation
                                                              of capital, with capital
                                                              appreciation as a secondary
                                                              consideration. The fund
                                                              normally invests at least 80%
                                                              of its net assets in debt
                                                              securities of any maturity.
                           ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS              Goldman Sachs Government           Maximize current income to     Goldman Sachs Asset Management,
VARIABLE INSURANCE         Money Market Fund -- Service       the extent consistent with     L.P.
TRUST                      Shares/1/                          the preservation of capital
                                                              and the maintenance of
                                                              liquidity by investing
                                                              exclusively in high quality
                                                              money market instruments.
                           ----------------------------------------------------------------------------------------------------
                           Goldman Sachs Large Cap Value      The Fund seeks long-term       Goldman Sachs Asset Management,
                           Fund -- Institutional Shares       capital appreciation.          L.P.
                           ----------------------------------------------------------------------------------------------------
                           Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
                           Fund -- Institutional Shares       appreciation.                  L.P.
                           ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES         Janus Henderson Balanced           Seeks long-term capital        Janus Capital Management LLC
                           Portfolio -- Institutional Shares  growth, consistent with preservation of capital and
                                                              balanced by current income.
                           ----------------------------------------------------------------------------------------------------
                           Janus Henderson Enterprise         Seeks long-term growth of      Janus Capital Management LLC
                           Portfolio -- Institutional Shares  capital.
                           ----------------------------------------------------------------------------------------------------
                           Janus Henderson Flexible Bond      Seeks to obtain maximum total  Janus Capital Management LLC
                           Portfolio -- Institutional Shares  return, consistent with preservation of capital.
                           ----------------------------------------------------------------------------------------------------
                           Janus Henderson Forty              A non-diversified              Janus Capital Management LLC
                           Portfolio -- Institutional Shares  portfolio/2/ that seeks long-term growth of capital.
                           ----------------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a
                        stable net asset value per share. During extended
                        periods of low interest rates, the yield on the Goldman
                        Sachs Government Money Market Fund may become extremely
                        low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means
                        that a single security's increase or decrease in value
                        may have a greater impact on the return and the net
                        asset value of a non-diversified portfolio than a
                        diversified portfolio.

                                                                                             Adviser (and Sub-Adviser(s),
                       Portfolio                              Investment Objective                 as applicable)
                       -------------------------------------------------------------------------------------------------------
                       Janus Henderson Global Research    Seeks long-term growth of      Janus Capital Management LLC
                       Portfolio -- Institutional Shares  capital.
                       -------------------------------------------------------------------------------------------------------
                       Janus Henderson Global             Seeks long-term growth of      Janus Capital Management LLC
                       Technology and Innovation          capital.
                       Portfolio -- Service Shares
                       -------------------------------------------------------------------------------------------------------
                       Janus Henderson Overseas           Seeks long-term growth of      Janus Capital Management LLC
                       Portfolio -- Institutional Shares  capital.
                       -------------------------------------------------------------------------------------------------------
                       Janus Henderson Research           Seeks long-term growth of      Janus Capital Management LLC
                       Portfolio -- Institutional Shares  capital.
                       -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Dividend      The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Strategy Portfolio -- Class I      income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                       -------------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap     Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I         capital. Current income is a   LLC (subadvised by ClearBridge
                                                          secondary objective.           Investments, LLC; Western Asset
                                                                                         Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                       -------------------------------------------------------------------------------------------------------
PIMCO VARIABLE         Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST        Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -------------------------------------------------------------------------------------------------------
STATE STREET           Income V.I.S. Fund --              Seeks maximum income           SSGA Funds Management, Inc.
VARIABLE INSURANCE     Class 1 Shares                     consistent with prudent
SERIES FUNDS, INC.                                        investment management and the
                                                          preservation of capital.
                       -------------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.       Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares             capital and future income
                                                          rather than current income.
                       -------------------------------------------------------------------------------------------------------
                       Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
                                                          capital appreciation.          Investment Management LLC)
                       -------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --    Seeks growth of capital and    SSGA Funds Management, Inc.
                       Class 1 Shares/1 /                 accumulation of income that
                                                          corresponds to the investment
                                                          return of the S&P 500(R)
                                                          Index.
                       -------------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.                       (subadvised by Champlain
                                                                                         Investment Partners, LLC,
                                                                                         GlobeFlex Capital, LP, Kennedy
                                                                                         Capital Management, Inc., Palisade
                                                                                         Capital Management, L.L.C. and
                                                                                         SouthernSun Asset Management,
                                                                                         LLC)
                       -------------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund --        Seeks the highest total        SSGA Funds Management, Inc.
                       Class 1 Shares                     return, composed of current
                                                          income and capital
                                                          appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                       -------------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --         Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.
                       -------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have
                        been licensed for use by State Street Global Advisors.
                        The S&P 500(R) Index V.I.S. Fund is not sponsored,
                        endorsed, sold or promoted by Standard & Poor's, and
                        Standard & Poor's makes no representation or warranty,
                        express or implied, regarding the advisability of
                        investing in this portfolio or the contract.

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

                                                                                            Adviser (and Sub-Adviser(s),
                           Portfolio                           Investment Objective               as applicable)
                           ------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS       AB Growth and Income Portfolio  Long-term growth of capital.   AllianceBernstein, L.P.
SERIES FUND, INC.          -- Class B
                           ------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --  The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares            objective is to seek capital   Company
                                                           appreciation.
                           ------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender, and partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolio may have higher fees and charges than the
Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you in accordance with the
1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all
Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of
Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment.
When selecting a Portfolio for our products, we also want to make sure that the
Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in
Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative

and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of
Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the
Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund
Portfolios.

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are PIMCO Variable Insurance Trust -- Total Return Portfolio --
Administrative Class Shares and State Street Variable Insurance Series Funds,
Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate
Account during 2020 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the
Fund's investment adviser or distributor.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable
Insurance Trust Janus Aspen Series, and MFS(R) Variable Insurance Trust. See
the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital
Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither the interests in the Guarantee Account nor our
General Account are generally subject to regulation under the 1933 Act and the
1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions"
provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home
Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Distribution of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this

section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is
P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form
P1143 4/94.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

Number of Full and    Surrender Charge
Partially Completed  as a Percentage of
  Years Since We     the Surrendered or
   Received the     Partially Surrendered
  Premium Payment      Premium Payment
-----------------------------------------
         1                   6%
         2                   6%
         3                   6%
         4                   6%
         5                   4%
         6                   2%
     7 or more               0%
-----------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  .  on surrenders or partial surrenders taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c)
minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders (including surrender charges)
       previously taken;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid.
The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See
the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of
1.25%. These deductions from the Separate Account are reflected in your
Contract Value.

Charges for the Death Benefit Rider Options

Charge for Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee
Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the
Optional Death Benefit Rider is currently 0.10% of your Contract Value at the time of the deduction. We reserve the right, however, to charge up to 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit
Rider. We deduct this charge against your assets in the Separate Account and
Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death
Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account
(from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value. We reserve the right, however, to charge up to 0.35% of your prior year's Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Guaranteed Minimum Death Benefit
Rider. We deduct this charge against your assets in the Separate Account and
Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death
Benefit Rider among the Subaccounts in the same proportion that your assets in each

Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account
(from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount. We reserve the right, however, to charge up to 0.35% of your prior contract year's average benefit amount.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the
Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these charges, the
Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month.
This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract.
We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please see Appendix A for a description of the features in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.   Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners.
Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  .  your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and

  .  the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue.
     In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

An Annuitant cannot be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the
Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
$2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 ($2,000 if your contract is an
IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for
Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA Contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to the Subaccounts plus the
Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our
Home Office.

Valuation of Accumulation Units

Partial surrenders, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the
Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation
Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account on any Valuation
Day prior to the Maturity Date, subject to certain conditions that are stated
below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.
We process transfers among the Subaccounts and between the Subaccounts and the
Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same
Valuation Period involving the same Subaccounts and/or the Guarantee Account.
We may postpone transfers to, from or among the Subaccounts and/or the
Guarantee Account under certain circumstances. See the "Requesting Payments"
provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision) you may make such transfers only during the
30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) an Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally.
For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any

such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a
Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent
Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owners of Accumulation Units or Annuity
Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions
(indirectly through such Subaccount) that violate policies established by the
Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the
Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar
Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  .  when the assets in the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar
Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the
Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the
Guarantee Account the current interest rate being credited to all other
Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and
Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider
Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific
Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender your
Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The
Surrender Value equals:

   (1) the Contract Value (after the deduction of charges for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take

deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit"
provision of this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax
Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic
Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest.
To the extent that

your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee
Account from the amounts (including any interest credited to such amounts)
which have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
       Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a
Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic
Withdrawals and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of Annuitant Before the Maturity Date

If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit. If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.

The death benefit equals the sum of (a) and (b) where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract was issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the
       Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

   (1) the greater sum of (a) and (b), where:

      (a) the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the
       Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first
Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit is available to contracts with an
Annuitant age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death
Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each
Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments received, multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation
       Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation
       Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund; plus any additional premium payments we received during the current Valuation
       Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current
       Valuation Period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract
Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s)
       applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The
Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge.
Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtector/SM/."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your
Contract Value at the time of the deduction.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings
Protector" in our marketing materials) adds an extra feature to our Basic Death
Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit.
Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of
0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional
Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the
Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) is premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the
Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death
Benefit calculation.

There are important things you should consider before you purchase the Optional
Enhanced Death Benefit. These include:

  .  The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  .  Once you purchase the Optional Enhanced Death Benefit, you cannot cancel
     it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death
     Benefit.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Guaranteed Minimum Death
Benefit, Optional Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the
Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the
Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  .  the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owners;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules:  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  .  Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate.
     The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract
     Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract
     Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

   (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

   (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

   (3) apply the Surrender Value to provide a monthly income benefit under
       Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds:  The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                              Amount of
     Person Who Died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger
Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the
Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity
Date. If income payments have not commenced upon reaching the latest permitted
Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a
10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of income payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  .  Your Surrender Value on the Valuation Day immediately preceding your
     Maturity Date;

  .  The settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  The specific payment plan you choose; and

  .  If you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option.
Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan
4 (Interest Income) may be redeemed by the payee upon written request to our
Home Office. Payments made under Optional Payment Plan 1 (Life

Income with Period Certain) and Optional Payment Plan 5 (Joint Life and
Survivor Income) are not redeemable. If payments under Optional Payment Plans
2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries.
Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Surrender Value on the Valuation Day immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each
Subaccount. This number will not change unless you make a transfer. On the
Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the
Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any
Valuation Period will equal the Annuity Unit value for the preceding Valuation
Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than
1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1.
The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the
Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Maturity Date must not occur near the end of the
     Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income

payments, of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year.
If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and full surrenders.  A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your
Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the Surrender
Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefits.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date.

  .  The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date.

  .  The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial surrenders, surrenders, or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  a beneficiary receives on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional partial surrenders apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:

  .  if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the

contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers.
     We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional
IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a
Traditional

IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  .  the Code does not allow a deduction for premium payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the
     Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.
     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the

case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to
another.   Rollovers and transfers:  In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations.
The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with
Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

DISTRIBUTION OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution of the contracts. Pursuant to this agreement,
Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 6620 West Broad Street,
Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the SEC under the Securities
Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the Financial Industry Regulatory
Authority ("FINRA") (formerly, the NASD).

Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA Regulation describing its Public Disclosure Program. Registered representatives with
Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts
(although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with
FINRA and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.

When the contracts were sold, we paid compensation to Capital Brokerage
Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0%
of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract is employed, and an amount paid to the selling firm for marketing allowances. Wholesalers with
Capital Brokerage Corporation each may receive a maximum commission of 0.5% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm is 1.0% of premium payments received.

We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions paid come from or are allocated to the general assets of
Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This contract is no longer offered or sold.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract

plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.

Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern

District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman
Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received.
On June 28, 2016, the Bankruptcy Court granted our motion to dismiss , the
Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February
6, 2017. On March 14, 2018, the District Court affirmed the decision of the
Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District
Court's decision to the United States Court of Appeals for the Second Circuit.
Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of
Appeals for the Second Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality,
and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The
Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court
of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach

of contract and injunctive relief, and seeks damages in excess of $5 million.
On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint.
The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Contract Form P1143 4/94

The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

Death Benefit at Death of Annuitant

For contracts issued prior to May 1, 1997 (or prior to the date contract changes were approved by the applicable state regulations), the following Basic
Death Benefit applies.

If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

Basic Death Benefit

The Basic Death Benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the
       Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greatest sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the
       Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the
       Annuitant's death.

For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following
Basic Death Benefit Applies:

Basic Death Benefit

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the
       Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greater sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

                                      A-1

   (2) the Contract Value as of the date we receive due proof of the
       Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the
       Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

Optional Guaranteed Minimum Death Benefit

If an Annuitant dies before the Maturity Date while the Optional Guaranteed
Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death
Benefit may not be available in all states or markets.

The Optional Guaranteed Minimum Death Benefit is available to contracts with
Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit; and

   (3) the Contract Value as of the date we receive due proof of the
       Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death
Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each
Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that
       Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation
       Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund), plus any additional premium payments we received during the current Valuation
       Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current
       Valuation Period.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s)
       applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The
Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is

                                      A-2

equal to an annual rate of 0.25% of your prior contract year's average
Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed
Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials at the "Annual EstateProtector/SM/". The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the
Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The
Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

   (1) your the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

   (2) your Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your
Contract Value at the time of the deduction.

Surrender Charge

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge.
We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment
(or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10%
of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to
10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and
Partial Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an

                                      A-3

additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility
Confinement

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  .  an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  .  such confinement begins at least one year after the contract issue date;

  .  an Annuitant is age 80 or younger on the date the contract is issued; and

  .  we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint
Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

                                      A-4

APPENDIX B

The Death Benefit (Examples for Policy Form P1150)

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the date the contract is issued, then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $110,000   $110,000
    72         2     90,000    100,000
    73         3     80,000    100,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    130,000
    79         9     90,000    100,000
    80        10    170,000    170,000
    81        11    140,000    140,000
    82        12    135,000    135,000
    83        13    120,000    120,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/02 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the Basic Death
Benefit immediately after the partial surrender will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% by the partial surrender
($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 80 or younger on the Contract Date, then:

           Contract  Unadjusted
Issue Year  Value   Death Benefit
---------------------------------
  Issue    $100,000   $100,000
      1     110,000    110,000
      2      90,000    100,000
      3      80,000    100,000
      4     120,000    120,000
      5     130,000    130,000
      6     150,000    150,000
      7     160,000    160,000
      8     130,000    130,000
      9      90,000    100,000
     10     170,000    170,000
     11     140,000    140,000
     12     135,000    135,000
     13     120,000    120,000
---------------------------------

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                                      B-1

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:

        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/01 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender
($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the
Contract Value on the date of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit Example

The purpose of the following example is to show how the Optional Enhanced Death
Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract. This example assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.

        Premium  Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/02 $100,000 $100,000 $      0 $100,000      $     0
8/01/17           300,000  200,000  300,000       70,000
-------------------------------------------------------------

If the Annuitant's death and our receipt of due proof of the death occurs on
August 1, 2017, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional
Enhanced Death Benefit. These include:

  .  The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  .  Once you purchase the Optional Enhanced Death Benefit, you cannot cancel
     it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

                                      B-2

APPENDIX C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    With Separate Account Expenses of 1.40%

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                      $ 32.10          $ 32.43         33,039    2020
                                                                                   26.33            32.10         38,295    2019
                                                                                   28.37            26.33         43,024    2018
                                                                                   24.26            28.37         49,460    2017
                                                                                   22.15            24.26         67,210    2016
                                                                                   22.15            22.15         82,291    2015
                                                                                   20.55            22.15         95,805    2014
                                                                                   15.49            20.55        118,014    2013
                                                                                   13.40            15.49        136,139    2012
                                                                                   12.81            13.40        171,688    2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares          $131.33          $176.87         86,536    2020
                                                                                   97.79           131.33         97,094    2019
                                                                                  105.22            97.79        116,595    2018
                                                                                   84.13           105.22        135,320    2017
                                                                                   87.24            84.13        164,342    2016
                                                                                   85.45            87.24        192,926    2015
                                                                                   75.09            85.45        221,680    2014
                                                                                   58.70            75.09        259,072    2013
                                                                                   52.17            58.70        302,460    2012
                                                                                   53.52            52.17        343,358    2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares         $ 50.43          $ 57.11         61,345    2020
                                                                                   43.52            50.43         65,833    2019
                                                                                   46.63            43.52         66,143    2018
                                                                                   43.28            46.63         79,992    2017
                                                                                   41.70            43.28         94,472    2016
                                                                                   41.94            41.70        107,712    2015
                                                                                   39.31            41.94        134,029    2014
                                                                                   35.23            39.31        151,121    2013
                                                                                   31.81            35.23        178,098    2012
                                                                                   32.03            31.81        209,373    2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I
   Shares                                                                        $117.83          $163.45         83,180    2020
                                                                                   85.75           117.83         91,751    2019
                                                                                   92.61            85.75        102,614    2018
                                                                                   72.92            92.61        120,451    2017
                                                                                   72.27            72.92        136,543    2016
                                                                                   68.75            72.27        158,935    2015
                                                                                   65.91            68.75        176,248    2014
                                                                                   49.16            65.91        212,858    2013
                                                                                   42.82            49.16        247,455    2012
                                                                                   42.95            42.82        280,667    2011
--------------------------------------------------------------------------------------------------------------------------------

                                      C-1

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares         $11.08            $11.29        111,947
                                                                                    10.14             11.08        116,167
                                                                                    10.76             10.14        129,279
                                                                                    10.26             10.76        151,210
                                                                                     9.77             10.26        175,296
                                                                                    10.14              9.77        212,570
                                                                                    10.00             10.14        236,785
                                                                                    10.15             10.00        307,838
                                                                                    10.00             10.15        349,772
------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares               $28.10            $30.40        141,884
                                                                                    26.02             28.10        149,689
                                                                                    26.67             26.02        161,721
                                                                                    25.86             26.67        195,497
                                                                                    25.39             25.86        209,995
                                                                                    25.51             25.39        242,036
                                                                                    24.12             25.51        269,227
                                                                                    24.49             24.12        326,862
                                                                                    22.52             24.49        358,150
                                                                                    21.09             22.52        398,288
------------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Primary Shares                      $39.14            $40.75         98,371
                                                                                    34.66             39.14        113,821
                                                                                    36.34             34.66        134,727
                                                                                    34.47             36.34        167,833
                                                                                    30.44             34.47        196,140
                                                                                    31.69             30.44        241,452
                                                                                    31.30             31.69        270,093
                                                                                    29.67             31.30        339,522
                                                                                    26.23             29.67        429,378
                                                                                    25.30             26.23        463,989
------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Managed Volatility Fund II -- Primary Shares                    $32.15            $32.00        148,923
                                                                                    27.12             32.15        171,953
                                                                                    30.06             27.12        186,853
                                                                                    25.81             30.06        111,490
                                                                                    24.31             25.81        125,348
                                                                                    26.67             24.31        151,696
                                                                                    26.03             26.67        182,598
                                                                                    21.68             26.03        216,308
                                                                                    19.37             21.68        240,750
                                                                                    18.75             19.37        259,550
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class                                 $56.56            $64.06        103,523
                                                                                    48.51             56.56        108,003
                                                                                    51.98             48.51        118,305
                                                                                    46.20             51.98        138,610
                                                                                    45.46             46.20        155,886
                                                                                    46.04             45.46        182,197
                                                                                    44.12             46.04        200,667
                                                                                    38.67             44.12        214,380
                                                                                    34.87             38.67        249,772
                                                                                    36.29             34.87        283,714
------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares   2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
---------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares         2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Primary Shares                2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------
  Federated Hermes Managed Volatility Fund II -- Primary Shares              2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class                           2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------

                                      C-2

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                $101.46          $130.62         492,874   2020
                                                                78.20           101.46         553,449   2019
                                                                84.72            78.20         628,504   2018
                                                                70.50            84.72         702,287   2017
                                                                66.20            70.50         816,210   2016
                                                                66.69            66.20         927,476   2015
                                                                60.42            66.69       1,048,503   2014
                                                                46.67            60.42       1,207,874   2013
                                                                40.66            46.67       1,377,729   2012
                                                                42.30            40.66       1,577,511   2011
-------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                $108.27          $113.89         322,799   2020
                                                                86.16           108.27         367,065   2019
                                                                95.29            86.16         408,693   2018
                                                                85.60            95.29         470,947   2017
                                                                73.56            85.60         535,790   2016
                                                                77.68            73.56         618,121   2015
                                                                72.46            77.68         702,493   2014
                                                                57.35            72.46         803,250   2013
                                                                49.58            57.35         922,563   2012
                                                                49.80            49.58       1,063,949   2011
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              $ 40.00          $ 42.54         192,219   2020
                                                                31.19            40.00         228,371   2019
                                                                34.76            31.19         266,922   2018
                                                                30.16            34.76         292,171   2017
                                                                26.35            30.16         318,681   2016
                                                                27.34            26.35         373,794   2015
                                                                25.10            27.34         442,889   2014
                                                                19.06            25.10         520,939   2013
                                                                16.30            19.06         591,153   2012
                                                                16.27            16.30         681,358   2011
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $ 44.34          $ 73.74         120,827   2020
                                                                31.93            44.34         121,638   2019
                                                                28.80            31.93         141,587   2018
                                                                21.71            28.80         162,915   2017
                                                                21.95            21.71         195,192   2016
                                                                21.08            21.95         255,774   2015
                                                                19.05            21.08         257,552   2014
                                                                14.01            19.05         320,699   2013
                                                                11.88            14.01         368,658   2012
                                                                11.78            11.88         424,896   2011
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $156.89          $222.59         137,379   2020
                                                               118.47           156.89         153,912   2019
                                                               120.36           118.47         180,462   2018
                                                                90.32           120.36         205,624   2017
                                                                90.88            90.32         233,327   2016
                                                                86.00            90.88         264,862   2015
                                                                78.36            86.00         303,145   2014
                                                                58.29            78.36         351,417   2013
                                                                51.55            58.29         411,456   2012
                                                                52.17            51.55         478,974   2011
-------------------------------------------------------------------------------------------------------------

                                      C-3

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                             $47.19            $54.84         118,402   2020
                                                                        38.85             47.19         132,789   2019
                                                                        46.24             38.85         153,106   2018
                                                                        38.90             46.24         168,022   2017
                                                                        35.25             38.90         201,830   2016
                                                                        36.34             35.25         230,325   2015
                                                                        34.76             36.34         299,361   2014
                                                                        25.95             34.76         346,222   2013
                                                                        22.97             25.95         398,005   2012
                                                                        26.13             22.97         428,159   2011
----------------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                              $44.77            $51.03          94,101   2020
                                                                        35.54             44.77         107,777   2019
                                                                        42.31             35.54         125,919   2018
                                                                        32.93             42.31         137,316   2017
                                                                        35.18             32.93         150,719   2016
                                                                        34.43             35.18         172,698   2015
                                                                        37.99             34.43         190,850   2014
                                                                        29.54             37.99         225,257   2013
                                                                        24.81             29.54         270,806   2012
                                                                        30.38             24.81         300,834   2011
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 1 Shares                         $15.11            $14.76         126,693   2020
                                                                        13.58             15.11         138,163   2019
                                                                        16.26             13.58         155,296   2018
                                                                        14.09             16.26         180,319   2017
                                                                        13.29             14.09         197,425   2016
                                                                        14.39             13.29         218,723   2015
                                                                        16.38             14.39         243,776   2014
                                                                        13.47             16.38         293,852   2013
                                                                        11.52             13.47         298,946   2012
                                                                        13.05             11.52         337,600   2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Bond VIP Fund -- Class 1 Shares                     $18.35            $17.18         172,707   2020
                                                                        18.20             18.35         192,607   2019
                                                                        18.06             18.20         216,170   2018
                                                                        17.93             18.06         237,174   2017
                                                                        17.62             17.93         271,959   2016
                                                                        18.63             17.62         314,821   2015
                                                                        18.51             18.63         403,330   2014
                                                                        18.42             18.51         463,257   2013
                                                                        16.20             18.42         528,232   2012
                                                                        16.53             16.20         591,027   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.37            $ 9.26       1,078,942   2020
                                                                         9.33              9.37       1,071,842   2019
                                                                         9.32              9.33       1,227,416   2018
                                                                         9.40              9.32       1,442,805   2017
                                                                         9.53              9.40       1,650,700   2016
                                                                         9.67              9.53       1,972,671   2015
                                                                         9.80              9.67       2,429,021   2014
                                                                         9.94              9.80       2,734,401   2013
                                                                        10.00              9.94       3,129,823   2012
----------------------------------------------------------------------------------------------------------------------

                                      C-4

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares              $ 19.69          $ 20.19         128,300   2020
                                                                            15.86            19.69         138,936   2019
                                                                            17.57            15.86         153,359   2018
                                                                            16.22            17.57         182,900   2017
                                                                            14.74            16.22         213,043   2016
                                                                            15.64            14.74         256,592   2015
                                                                            14.05            15.64         297,364   2014
                                                                            10.69            14.05         357,775   2013
                                                                             9.10            10.69         369,178   2012
                                                                             9.93             9.10         446,851   2011
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares                $ 45.60          $ 48.74         225,595   2020
                                                                            35.16            45.60         261,095   2019
                                                                            39.83            35.16         306,242   2018
                                                                            36.36            39.83         372,009   2017
                                                                            32.48            36.36         430,163   2016
                                                                            36.30            32.48         483,956   2015
                                                                            32.42            36.30         548,419   2014
                                                                            24.74            32.42         680,399   2013
                                                                            21.18            24.74         777,990   2012
                                                                            22.94            21.18         907,743   2011
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Institutional Shares              $ 69.34          $ 78.16         401,037   2020
                                                                            57.37            69.34         461,202   2019
                                                                            57.79            57.37         526,965   2018
                                                                            49.49            57.79         610,493   2017
                                                                            47.98            49.49         690,385   2016
                                                                            48.36            47.98         806,916   2015
                                                                            45.20            48.36         937,972   2014
                                                                            38.15            45.20       1,043,866   2013
                                                                            34.06            38.15       1,231,877   2012
                                                                            33.98            34.06       1,440,669   2011
-------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Institutional Shares            $119.35          $140.60         185,659   2020
                                                                            89.34           119.35         212,968   2019
                                                                            90.99            89.34         242,320   2018
                                                                            72.42            90.99         278,902   2017
                                                                            65.37            72.42         318,358   2016
                                                                            63.73            65.37         360,196   2015
                                                                            57.44            63.73         417,205   2014
                                                                            44.00            57.44         479,448   2013
                                                                            38.05            44.00         562,148   2012
                                                                            39.15            38.05         658,639   2011
-------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Flexible Bond Portfolio -- Institutional Shares         $ 29.21          $ 31.82         163,795   2020
                                                                            27.03            29.21         173,131   2019
                                                                            27.70            27.03         190,347   2018
                                                                            27.11            27.70         238,873   2017
                                                                            26.83            27.11         271,637   2016
                                                                            27.15            26.83         296,545   2015
                                                                            26.24            27.15         325,894   2014
                                                                            26.65            26.24         341,833   2013
                                                                            24.95            26.65         412,107   2012
                                                                            23.70            24.95         463,596   2011
-------------------------------------------------------------------------------------------------------------------------

                                      C-5

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Institutional Shares                       $95.14           $130.77         158,576   2020
                                                                                 70.35             95.14         184,955   2019
                                                                                 69.96             70.35         209,436   2018
                                                                                 54.45             69.96         239,491   2017
                                                                                 54.03             54.45         274,371   2016
                                                                                 48.83             54.03         317,315   2015
                                                                                 45.55             48.83         357,628   2014
                                                                                 35.20             45.55         416,490   2013
                                                                                 28.75             35.20         484,368   2012
                                                                                 31.25             28.75         587,600   2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Institutional Shares             $59.28           $ 70.18         338,652   2020
                                                                                 46.59             59.28         370,656   2019
                                                                                 50.74             46.59         425,114   2018
                                                                                 40.51             50.74         489,532   2017
                                                                                 40.25             40.51         563,152   2016
                                                                                 41.78             40.25         637,532   2015
                                                                                 39.43             41.78         716,772   2014
                                                                                 31.14             39.43         836,685   2013
                                                                                 26.30             31.14         955,970   2012
                                                                                 30.92             26.30       1,113,147   2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology and Innovation Portfolio -- Service
   Shares                                                                       $18.48           $ 27.47          98,965   2020
                                                                                 12.94             18.48         132,548   2019
                                                                                 13.01             12.94         154,027   2018
                                                                                  9.10             13.01         177,817   2017
                                                                                  8.11              9.10         185,556   2016
                                                                                  7.86              8.11         208,975   2015
                                                                                  7.29              7.86         264,505   2014
                                                                                  5.46              7.29         315,142   2013
                                                                                  4.65              5.46         305,380   2012
                                                                                  5.16              4.65         348,887   2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Institutional Shares                    $41.67           $ 47.79         233,444   2020
                                                                                 33.28             41.67         255,343   2019
                                                                                 39.68             33.28         294,467   2018
                                                                                 30.69             39.68         316,348   2017
                                                                                 33.27             30.69         368,104   2016
                                                                                 36.91             33.27         408,647   2015
                                                                                 42.48             36.91         476,146   2014
                                                                                 37.61             42.48         560,406   2013
                                                                                 33.62             37.61         683,509   2012
                                                                                 50.26             33.62         796,134   2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Institutional Shares                    $65.72           $ 86.15         264,031   2020
                                                                                 49.18             65.72         301,520   2019
                                                                                 51.20             49.18         355,240   2018
                                                                                 40.60             51.20         418,470   2017
                                                                                 40.97             40.60         489,019   2016
                                                                                 39.45             40.97         570,782   2015
                                                                                 35.40             39.45         632,562   2014
                                                                                 27.55             35.40         735,373   2013
                                                                                 23.56             27.55         875,231   2012
                                                                                 25.23             23.56       1,008,187   2011
-------------------------------------------------------------------------------------------------------------------------------

                                      C-6

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class I         $21.96            $23.31          55,123   2020
                                                                       16.92             21.96          76,079   2019
                                                                       18.04             16.92          81,863   2018
                                                                       15.35             18.04         103,484   2017
                                                                       13.54             15.35         111,778   2016
                                                                       14.35             13.54         122,764   2015
                                                                       12.81             14.35         148,687   2014
                                                                       10.31             12.81         172,001   2013
                                                                        9.16             10.31         190,588   2012
                                                                        8.61              9.16         156,709   2011
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I           $38.47            $39.92          60,027   2020
                                                                       30.27             38.47          70,349   2019
                                                                       33.69             30.27          77,808   2018
                                                                       29.76             33.69          97,201   2017
                                                                       26.71             29.76         106,492   2016
                                                                       27.88             26.71         129,123   2015
                                                                       25.31             27.88         158,951   2014
                                                                       19.40             25.31         164,151   2013
                                                                       16.88             19.40         187,135   2012
                                                                       16.32             16.88         207,948   2011
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                 $46.32            $66.49           8,488   2020
                                                                       33.25             46.32           9,040   2019
                                                                       34.31             33.25          10,673   2018
                                                                       27.55             34.31          12,767   2017
                                                                       25.68             27.55          22,008   2016
                                                                       26.61             25.68          25,441   2015
                                                                       29.18             26.61          32,872   2014
                                                                       20.95             29.18          41,728   2013
                                                                       17.58             20.95          52,545   2012
                                                                       19.92             17.58          78,560   2011
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares               $17.11            $18.33         463,562   2020
                                                                       16.01             17.11         467,081   2019
                                                                       16.33             16.01         500,686   2018
                                                                       15.78             16.33         543,611   2017
                                                                       15.59             15.78         599,481   2016
                                                                       15.74             15.59         705,500   2015
                                                                       15.31             15.74         888,657   2014
                                                                       15.84             15.31       1,052,915   2013
                                                                       14.66             15.84       1,229,775   2012
                                                                       14.35             14.66       1,475,005   2011
---------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                $17.92            $18.91         125,451   2020
                                                                       16.73             17.92         157,548   2019
                                                                       17.22             16.73         182,780   2018
                                                                       16.91             17.22         204,545   2017
                                                                       16.65             16.91         219,733   2016
                                                                       16.96             16.65         258,296   2015
                                                                       16.36             16.96         302,488   2014
                                                                       16.82             16.36         360,225   2013
                                                                       16.14             16.82         446,211   2012
                                                                       15.27             16.14         651,409   2011
---------------------------------------------------------------------------------------------------------------------

                                      C-7

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $ 32.20          $ 42.43        136,516    2020
                                                                 23.78            32.20        159,796    2019
                                                                 24.78            23.78        182,690    2018
                                                                 19.58            24.78        204,758    2017
                                                                 19.38            19.58        236,228    2016
                                                                 19.03            19.38        257,407    2015
                                                                 16.92            19.03        277,892    2014
                                                                 12.72            16.92        325,942    2013
                                                                 10.67            12.72        341,656    2012
                                                                 10.77            10.67        383,709    2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $102.85          $ 96.10         86,968    2020
                                                                 82.68           102.85         98,175    2019
                                                                 88.94            82.68        107,033    2018
                                                                 85.22            88.94        122,057    2017
                                                                 80.03            85.22        137,839    2016
                                                                 77.62            80.03        158,268    2015
                                                                 59.68            77.62        202,390    2014
                                                                 59.00            59.68        229,219    2013
                                                                 51.23            59.00        267,735    2012
                                                                 47.30            51.23        287,493    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $132.92          $154.55        257,785    2020
                                                                102.87           132.92        295,497    2019
                                                                109.52           102.87        331,341    2018
                                                                 91.41           109.52        386,223    2017
                                                                 83.06            91.41        436,379    2016
                                                                 83.34            83.06        505,393    2015
                                                                 74.61            83.34        592,752    2014
                                                                 57.34            74.61        683,772    2013
                                                                 50.26            57.34        809,931    2012
                                                                 50.12            50.26        939,903    2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $ 39.88          $ 45.04         63,687    2020
                                                                 32.07            39.88         72,691    2019
                                                                 36.02            32.07         80,416    2018
                                                                 32.41            36.02         86,924    2017
                                                                 26.56            32.41         93,113    2016
                                                                 28.09            26.56         99,844    2015
                                                                 27.46            28.09        111,394    2014
                                                                 20.34            27.46        126,066    2013
                                                                 18.01            20.34        122,943    2012
                                                                 17.71            18.01        136,600    2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $ 71.17          $ 74.69         90,149    2020
                                                                 62.33            71.17        103,110    2019
                                                                 67.50            62.33        112,211    2018
                                                                 59.22            67.50        134,023    2017
                                                                 56.48            59.22        144,865    2016
                                                                 57.94            56.48        161,197    2015
                                                                 55.79            57.94        188,311    2014
                                                                 49.23            55.79        221,422    2013
                                                                 44.36            49.23        262,352    2012
                                                                 46.31            44.36        312,468    2011
--------------------------------------------------------------------------------------------------------------

                                      C-8

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $30.68            $37.10          68,979   2020
                                                                23.61             30.68          88,315   2019
                                                                24.79             23.61         100,047   2018
                                                                20.97             24.79         104,716   2017
                                                                19.45             20.97         117,965   2016
                                                                20.19             19.45         148,373   2015
                                                                18.16             20.19         178,086   2014
                                                                13.75             18.16         210,758   2013
                                                                12.05             13.75         245,477   2012
                                                                12.58             12.05         300,224   2011
--------------------------------------------------------------------------------------------------------------
The Alger Portfolios
--------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares         $49.08            $80.84         234,673   2020
                                                                39.06             49.08         259,714   2019
                                                                38.77             39.06         294,319   2018
                                                                30.60             38.77         336,639   2017
                                                                31.30             30.60         386,377   2016
                                                                31.20             31.30         445,381   2015
                                                                28.51             31.20         533,121   2014
                                                                21.41             28.51         594,548   2013
                                                                19.76             21.41         694,175   2012
                                                                20.11             19.76         816,367   2011
--------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares         $32.94            $54.29         255,090   2020
                                                                25.83             32.94         294,010   2019
                                                                25.83             25.83         346,000   2018
                                                                20.35             25.83         404,727   2017
                                                                19.42             20.35         484,885   2016
                                                                20.38             19.42         542,339   2015
                                                                20.57             20.38         631,546   2014
                                                                15.54             20.57         752,384   2013
                                                                14.01             15.54         864,702   2012
                                                                14.68             14.01       1,006,170   2011
--------------------------------------------------------------------------------------------------------------

                                      C-9

Statement of Additional Information


   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for Genworth Life
& Annuity VA Separate Account 1, Contract Form P1150 10/98 or P1143 4/94 (CVA
Plus) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                     Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2021, for the Flexible
Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity
Insurance Company through its Genworth Life & Annuity VA Separate Account 1.
The terms used in the current prospectus for the Flexible Premium Variable
Deferred Annuity Contracts are incorporated into this Statement of Additional
Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2021.

                                      B-1


   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5


                                      B-2

The Company

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of
Virginia. An affiliate of our former ultimate parent company acquired GLAIC on
April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"), a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers.

On October 21, 2016, Genworth entered into an agreement and plan of merger with
Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings
Group Co., Ltd., a limited liability company incorporated in the People's
Republic of China (together with its affiliates, "China Oceanwide"), and Asia
Pacific Global Capital USA Corporation, a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC, which is a
Delaware limited liability company and owned by China Oceanwide.

On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of
New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia
23230.

Our principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In
March 2016, we suspended sales of traditional life insurance and fixed annuity products. We continue, however, to service our existing retained and reinsured blocks of business.

We also have other products that have not been actively sold since 2011, but we continue to service our existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

We do business in the District of Columbia, Bermuda, and all states, except New
York.

We are subject to regulation by the State Corporation Commission of the
Commonwealth of Virginia. We file an annual statement with the Virginia
Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State
Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at
least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such
Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the
Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

                                      B-3

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c)
where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of
Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) minus (c)
where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation
          Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that
          Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc.  This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  This
agreement may be terminated by the parties upon six months' advance written notice.

The Alger Portfolios.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Federated Hermes Insurance Series.  This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity(R) Variable Insurance Products Fund.  These agreements provide for termination upon advance notice by either party.

Franklin Templeton Variable Insurance Products Trust.  This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series.  This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust.  This agreement may be terminated at the option of any party upon one-year advance written notice.

                                      B-4

Legg Mason Partners Variable Income Trust.  The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust.  This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

State Street Variable Insurance Series Funds, Inc.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government
Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)
where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the Goldman
Sachs Variable Insurance Trust -- Government Money Market Fund,

                                      B-5

the types and quality of securities held by that Portfolio, and that
Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for its corresponding portfolio.

Current Yield: -1.51% as of December 31, 2020
Effective Yield: -1.50% as of December 31, 2020

Yield calculations do not take into account the surrender charges imposed under the contract or charges for the optional death benefit riders.

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return.  Sales literature or advertisements may quote total return, including average annual total return for one or more of the
Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).

   (2) The annual contract charge is $25, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.25%
       of Contract Value attributable to the hypothetical investment) is used.
       This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return also considers charges for all the optional death benefits.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

                                      B-6

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of
Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account.
Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the
Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant.
If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary"
is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the
Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a

                                      B-7

contract as collateral may have adverse tax consequences. See the "Tax Matters"
provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office.
Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad
Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with the Company.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax
Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women.
Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.
Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The statutory financial statements of Genworth Life and Annuity Insurance
Company as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, and the financial statements of the
Genworth Life & Annuity VA Separate Account 1 (comprised of the subaccounts listed in the appendix of our report) as of December 31, 2020 and for each of the years or periods listed in the appendix of the report, have been included herein and in the registration statement in reliance upon the reports of
KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report relating to Genworth Life and Annuity Insurance Company's financial statements, dated April 22,

                                      B-8

2021, states that Genworth Life and Annuity Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance
(statutory accounting practices), which is a basis of accounting other than
U.S. generally accepted accounting principles. Accordingly, the KPMG LLP report states that Genworth Life and Annuity Insurance Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The KPMG LLP report also refers to a change to the valuation of variable annuity and other contracts pursuant to section 21 of the Valuation Manual (VM-21).

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000,
Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account.
You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                                      B-9
GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 FINANCIAL STATEMENTS YEAR ENDED DECEMBER 31, 2020 (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON) GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Table of Contents Year ended December 31, 2020
PAGE ----- Report of Independent Registered Public Accounting Firm.................... F-1 Statements of Assets and Liabilities....................................... F-6 Statements of Operations................................................... F-18 Statements of Changes in Net Assets........................................ F-30 Notes to Financials Statements............................................. F-63
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended/ /(collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the Separate Account's auditor since 1996. Richmond, Virginia April 20, 2021 F-1 APPENDIX Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B AB Global Thematic Growth Portfolio -- Class B AB Growth and Income Portfolio -- Class B AB International Value Portfolio -- Class B AB Large Cap Growth Portfolio -- Class B AB Small Cap Growth Portfolio -- Class B AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Invesco V.I. American Franchise Fund -- Series I shares Invesco V.I. American Franchise Fund -- Series II shares Invesco V.I. Comstock Fund -- Series II shares Invesco V.I. Core Equity Fund -- Series I shares Invesco V.I. Equity and Income Fund -- Series II shares Invesco V.I. Global Real Estate Fund -- Series II shares Invesco V.I. Government Securities Fund -- Series I shares Invesco V.I. International Growth Fund -- Series II shares Invesco V.I. Managed Volatility Fund -- Series I shares (2) Invesco V.I. Technology Fund -- Series I shares Invesco V.I. Value Opportunities Fund -- Series II shares American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I (1) VP International Fund -- Class I F-2 VP Ultra(R) Fund -- Class I VP Value Fund -- Class I BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares BNY Mellon Variable Investment Fund -- Government Money Market Portfolio BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares BlackRock Global Allocation V.I. Fund -- Class III Shares BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares DWS Small Mid Cap Value VIP -- Class B Shares Eaton Vance Variable Trust VT Floating -- Rate Income Fund Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares (1) Federated Hermes High Income Bond Fund II -- Service Shares (1) Federated Hermes Kaufmann Fund II -- Service Shares (1) Federated Hermes Managed Volatility Fund II -- Primary Shares (1) Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class VIP Asset Manager/SM/ Portfolio -- Service Class 2 VIP Balanced Portfolio -- Service Class 2 VIP Contrafund(R) Portfolio -- Initial Class VIP Contrafund(R) Portfolio -- Service Class 2 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 VIP Equity-Income Portfolio -- Initial Class VIP Equity-Income Portfolio -- Service Class 2 VIP Growth & Income Portfolio -- Initial Class VIP Growth & Income Portfolio -- Service Class 2 VIP Growth Opportunities Portfolio -- Initial Class VIP Growth Opportunities Portfolio -- Service Class 2 VIP Growth Portfolio -- Initial Class VIP Growth Portfolio -- Service Class 2 VIP Investment Grade Bond Portfolio -- Service Class 2 VIP Mid Cap Portfolio -- Initial Class VIP Mid Cap Portfolio -- Service Class 2 VIP Overseas Portfolio -- Initial Class VIP Value Strategies Portfolio -- Service Class 2 Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares Franklin Large Cap Growth VIP Fund -- Class 2 Shares Franklin Mutual Shares VIP Fund -- Class 2 Shares Templeton Foreign VIP Fund -- Class 1 Shares Templeton Foreign VIP Fund -- Class 2 Shares Templeton Global Bond VIP Fund -- Class 1 Shares Templeton Growth VIP Fund -- Class 2 Shares F-3 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares Goldman Sachs Large Cap Value Fund -- Institutional Shares Goldman Sachs Mid Cap Value Fund -- Institutional Shares JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares Janus Henderson Balanced Portfolio -- Service Shares Janus Henderson Enterprise Portfolio -- Institutional Shares Janus Henderson Enterprise Portfolio -- Service Shares Janus Henderson Flexible Bond Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Service Shares Janus Henderson Global Research Portfolio -- Institutional Shares Janus Henderson Global Research Portfolio -- Service Shares Janus Henderson Global Technology and Innovation Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares Janus Henderson Overseas Portfolio -- Service Shares Janus Henderson Research Portfolio -- Institutional Shares Janus Henderson Research Portfolio -- Service Shares Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II ClearBridge Variable Dividend Strategy Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares MFS(R) New Discovery Series -- Service Class Shares MFS(R) Total Return Series -- Service Class Shares MFS(R) Utilities Series -- Service Class Shares MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares (1) MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares High Yield Portfolio -- Administrative Class Shares International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares Rydex Variable Trust NASDAQ -- 100(R) Fund State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares Premier Growth Equity V.I.S. Fund -- Class 1 Shares Real Estate Securities V.I.S. Fund -- Class 1 Shares S&P 500(R) Index V.I.S. Fund -- Class 1 Shares Small-Cap Equity V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 3 Shares U.S. Equity V.I.S. Fund -- Class 1 Shares F-4 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares Alger Small Cap Growth Portfolio -- Class I-2 Shares The Prudential Series Fund Equity Portfolio -- Class II Shares (2) Jennison 20/20 Focus Portfolio -- Class II Shares Jennison Portfolio -- Class II Shares Natural Resources Portfolio -- Class II Shares SP International Growth Portfolio -- Class II Shares SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to May 1, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to May 1, 2020 (liquidation date). AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Mid Cap Growth Fund -- Series I Shares (3) (1)See Note 1 to the financial statements for the former name of the subaccount. (2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020. (3)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through May 1, 2020. F-5 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ---------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $10,992,486 $2,617,311 $32,845,624 $21,777,827 $33,067,895 Dividend receivable -- -- -- -- -- Receivable for units sold -- 6 -- -- 189 TOTAL ASSETS 10,992,486 2,617,317 32,845,624 21,777,827 33,068,084 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 536 111 1,379 1,010 1,373 Payable for units withdrawn 9,342 -- 40,902 15,805 -- TOTAL LIABILITIES 9,878 111 42,281 16,815 1,373 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 9,950,239 2,617,206 32,171,419 20,934,238 32,698,438 Variable annuity contract owners in the annuitization period 1,032,369 -- 631,924 826,774 368,273 NET ASSETS $10,982,608 $2,617,206 $32,803,343 $21,761,012 $33,066,711 Investments in securities at cost $11,225,553 $1,508,804 $29,176,592 $20,114,380 $22,401,072 Shares outstanding 1,049,903 64,561 1,155,316 1,518,677 462,423
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------ INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ----------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $125,298,418 $2,456,109 $17,213,110 $29,255,367 $8,290,056 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 408 TOTAL ASSETS 125,298,418 2,456,109 17,213,110 29,255,367 8,290,464 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,639 94 721 1,323 323 Payable for units withdrawn 53,482 -- 9,523 16,573 -- TOTAL LIABILITIES 59,121 94 10,244 17,896 323 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 121,256,280 2,343,625 17,134,501 28,345,801 8,177,053 Variable annuity contract owners in the annuitization period 3,983,017 112,390 68,365 891,670 113,088 NET ASSETS $125,239,297 $2,456,015 $17,202,866 $29,237,471 $8,290,141 Investments in securities at cost $97,312,867 $2,645,486 $14,800,216 $22,565,870 $8,119,351 Shares outstanding 2,439,611 507,461 583,495 1,087,156 983,399
See accompanying notes to financial statements. F-6 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------- $33,914,015 $29,408,193 $10,440,932 $10,593,210 $18,703,585 $28,625,656 $11,513,729 -- -- -- -- -- -- -- -- -- 74 -- 40 -- -- 33,914,015 29,408,193 10,441,006 10,593,210 18,703,625 28,625,656 11,513,729 1,492 1,126 429 391 966 1,058 501 16,040 1,318 -- 174 -- 1,519 98 17,532 2,444 429 565 966 2,577 599 33,085,464 29,151,455 10,440,577 10,472,074 17,620,376 28,126,441 11,513,130 811,019 254,294 -- 120,571 1,082,283 496,638 -- $33,896,483 $29,405,749 $10,440,577 $10,592,645 $18,702,659 $28,623,079 $11,513,130 $24,578,146 $20,257,973 $8,882,046 $8,739,192 $15,448,206 $17,339,278 $8,522,783 1,337,303 418,086 152,111 590,809 1,057,895 267,705 117,427
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME REAL ESTATE SECURITIES FUND -- FUND -- FUND-- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------- $24,380,179 $5,228,328 $20,555,907 $5,602,222 $17,260,436 $188,793 $-- -- -- -- -- -- -- -- 495 -- -- -- -- -- -- 24,380,674 5,228,328 20,555,907 5,602,222 17,260,436 188,793 -- 999 217 875 236 885 10 -- -- 127 3,306 8,656 1,575 4 -- 999 344 4,181 8,892 2,460 14 -- 24,379,675 5,225,166 20,517,279 5,451,913 16,559,287 120,973 -- -- 2,818 34,447 141,417 698,689 67,806 -- $24,379,675 $5,227,984 $20,551,726 $5,593,330 $17,257,976 $188,779 $-- $17,074,633 $2,903,036 $19,479,003 $5,665,159 $15,963,999 $197,149 $-- 273,627 62,013 1,279,148 184,102 968,599 13,175 --
See accompanying notes to financial statements. F-7 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AMERICAN AMERICAN CENTURY CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. PORTFOLIOS, INC. ------------------------------------------------- ------------------- ---------------- INVESCO INVESCO V.I. INVESCO V.I. VP VP INTERNATIONAL V.I. VALUE INFLATION DISCIPLINED GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION CORE VALUE FUND -- FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II CLASS I ------------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $12,642,782 $-- $4,053,209 $16,824,338 $632,857 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 555 -- -- TOTAL ASSETS 12,642,782 -- 4,053,764 16,824,338 632,857 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 548 -- 173 796 33 Payable for units withdrawn 1,629 -- -- 1,843 19 TOTAL LIABILITIES 2,177 -- 173 2,639 52 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 12,608,472 -- 4,048,564 15,708,898 395,480 Variable annuity contract owners in the annuitization period 32,133 -- 5,027 1,112,801 237,325 NET ASSETS $12,640,605 $-- $4,053,591 $16,821,699 $632,805 Investments in securities at cost $9,984,501 $-- $4,559,393 $15,748,605 $548,480 Shares outstanding 301,881 -- 722,497 1,517,073 61,562
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II -------------------------------------------------- -------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $6,795,294 $203,304,455 $12,744,199 $112,709,575 $12,037,832 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 15 TOTAL ASSETS 6,795,294 203,304,455 12,744,199 112,709,575 12,037,847 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 287 10,218 559 5,260 437 Payable for units withdrawn 876 95,248 119 58,596 -- TOTAL LIABILITIES 1,163 105,466 678 63,856 437 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 6,780,703 186,787,914 12,743,521 107,142,533 12,026,495 Variable annuity contract owners in the annuitization period 13,428 16,411,075 -- 5,503,186 10,915 NET ASSETS $6,794,131 $203,198,989 $12,743,521 $112,645,719 $12,037,410 Investments in securities at cost $6,782,588 $175,125,944 $9,969,103 $84,364,018 $11,059,681 Shares outstanding 504,851 12,480,323 603,990 2,275,123 854,353
See accompanying notes to financial statements. F-8 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. ---------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES ---------------------------------------------------------------------------------------------------------------------- $634,988 $201,614 $63,643 $102,427 $8,244,504 $1,442,048 $4,077,141 -- -- -- -- -- 13 -- -- -- -- -- 439 -- -- 634,988 201,614 63,643 102,427 8,244,943 1,442,061 4,077,141 32 11 2 4 328 61 174 29 14 -- -- -- 1 55 61 25 2 4 328 62 229 429,680 132,857 63,641 102,423 8,244,615 1,441,999 4,074,075 205,247 68,732 -- -- -- -- 2,837 $634,927 $201,589 $63,641 $102,423 $8,244,615 $1,441,999 $4,076,912 $464,602 $153,459 $42,461 $86,883 $5,652,382 $1,442,048 $4,029,513 45,035 7,337 5,698 5,139 174,524 1,442,048 232,979
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES ---------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED DWS SMALL HERMES HIGH HERMES HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- $317,120 $200,371 $10,956 $31,597,984 $7,583,748 $8,704,489 $33,793,234 -- -- -- 79,015 -- -- -- -- -- -- -- -- 113 -- 317,120 200,371 10,956 31,676,999 7,583,748 8,704,602 33,793,234 17 11 -- 1,396 302 366 1,513 23 3 1 1,092 18,969 -- 10,258 40 14 1 2,488 19,271 366 11,771 180,352 132,943 10,955 30,826,792 7,529,519 8,676,870 32,989,629 136,728 67,414 -- 847,719 34,958 27,366 791,834 $317,080 $200,357 $10,955 $31,674,511 $7,564,477 $8,704,236 $33,781,463 $270,455 $186,342 $11,576 $31,928,767 $7,658,169 $8,711,529 $25,898,071 7,518 15,449 914 3,499,223 1,183,112 1,364,340 1,428,889
See accompanying notes to financial statements. F-9 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- ----------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $8,321,526 $39,325,837 $5,396,063 $73,543,207 $112,004,970 Dividend receivable -- -- -- -- -- Receivable for units sold 4,584 -- -- -- -- TOTAL ASSETS 8,326,110 39,325,837 5,396,063 73,543,207 112,004,970 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 330 1,316 267 3,657 4,359 Payable for units withdrawn -- 26,281 14,836 2,301 2,871 TOTAL LIABILITIES 330 27,597 15,103 5,958 7,230 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 8,242,449 38,835,439 5,324,618 70,382,347 111,305,299 Variable annuity contract owners in the annuitization period 83,331 462,801 56,342 3,154,902 692,441 NET ASSETS $8,325,780 $39,298,240 $5,380,960 $73,537,249 $111,997,740 Investments in securities at cost $7,559,799 $34,279,501 $4,688,593 $54,302,170 $67,407,936 Shares outstanding 750,363 2,307,854 325,849 3,248,375 2,325,202
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $83,682,643 $77,389,032 $20,855,358 $73,499,280 $8,323 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 83,682,643 77,389,032 20,855,358 73,499,280 8,323 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 3,923 2,852 875 3,469 -- Payable for units withdrawn 62,782 3,426 31,926 4,422 -- TOTAL LIABILITIES 66,705 6,278 32,801 7,891 -- NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 79,587,384 76,911,866 20,472,656 69,569,251 8,323 Variable annuity contract owners in the annuitization period 4,028,554 470,888 349,901 3,922,138 -- NET ASSETS $83,615,938 $77,382,754 $20,822,557 $73,491,389 $8,323 Investments in securities at cost $62,560,104 $38,536,304 $11,945,719 $68,716,997 $6,714 Shares outstanding 1,099,785 751,350 207,351 5,357,090 215
See accompanying notes to financial statements. F-10 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------- $84,656,352 $2,233,441 $68,681,418 $137,333,739 $16,383,169 $15,246,081 $21,739,305 -- -- -- -- -- -- -- -- 88 -- -- -- -- -- 84,656,352 2,233,529 68,681,418 137,333,739 16,383,169 15,246,081 21,739,305 3,557 97 2,558 6,303 634 651 839 28,943 -- 2,072 88,955 631 3,352 81,133 32,500 97 4,630 95,258 1,265 4,003 81,972 84,091,594 2,233,432 68,249,511 130,900,087 16,326,222 15,179,159 21,641,622 532,258 -- 427,277 6,338,394 55,682 62,919 15,711 $84,623,852 $2,233,432 $68,676,788 $137,238,481 $16,381,904 $15,242,078 $21,657,333 $54,580,380 $1,509,574 $61,443,064 $121,327,228 $12,309,623 $12,978,778 $10,919,645 1,811,606 133,419 2,873,700 5,924,665 732,700 701,937 280,362
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -------------------------------------------------------------------------------------------------------------------- VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES -------------------------------------------------------------------------------------------------------------------- $57,862,704 $12,442,300 $2,595,479 $46,850,458 $197,295,444 $331,704 $9,787,968 -- -- -- -- -- -- -- -- 221 -- -- -- -- -- 57,862,704 12,442,521 2,595,479 46,850,458 197,295,444 331,704 9,787,968 2,407 470 107 2,449 10,693 15 408 21,338 -- 192 1,868 131,803 12 775 23,745 470 299 4,317 142,496 27 1,183 57,595,877 12,357,903 2,595,180 39,502,500 179,021,882 262,979 9,786,785 243,082 84,148 -- 7,343,641 18,131,066 68,698 -- $57,838,959 $12,442,051 $2,595,180 $46,846,141 $197,152,948 $331,677 $9,786,785 $47,389,982 $8,577,373 $2,362,728 $55,116,972 $196,203,109 $244,076 $9,995,148 1,551,695 469,167 189,728 8,628,077 13,118,048 11,578 589,992
See accompanying notes to financial statements. F-11 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST ---------------------------------------------------------------- -------------- TEMPLETON GOLDMAN SACHS TEMPLETON TEMPLETON GLOBAL TEMPLETON GOVERNMENT FOREIGN VIP FOREIGN VIP BOND GROWTH VIP MONEY MARKET FUND -- FUND -- VIP FUND -- FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES ------------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $4,226,190 $186,089 $3,655,372 $6,310,482 $129,133,710 Dividend receivable -- -- -- -- 676 Receivable for units sold -- -- -- -- 639,752 TOTAL ASSETS 4,226,190 186,089 3,655,372 6,310,482 129,774,138 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 171 8 136 268 5,541 Payable for units withdrawn 45,319 2 292 2,945 -- TOTAL LIABILITIES 45,490 10 428 3,213 5,541 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 4,173,373 186,079 3,568,827 6,307,186 129,458,648 Variable annuity contract owners in the annuitization period 7,327 -- 86,117 83 309,949 NET ASSETS $4,180,700 $186,079 $3,654,944 $6,307,269 $129,768,597 Investments in securities at cost $4,450,896 $195,201 $4,387,837 $6,795,692 $129,133,710 Shares outstanding 311,436 14,013 252,269 564,949 129,133,710
JANUS ASPEN SERIES (CONTINUED) ------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON JANUS HENDERSON JANUS HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND HENDERSON FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES ------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $103,849,970 $48,797,982 $5,742,929 $9,309,851 $44,685,794 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 15 -- -- TOTAL ASSETS 103,849,970 48,797,982 5,742,944 9,309,851 44,685,794 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,056 1,893 239 367 1,787 Payable for units withdrawn 7,517 21,548 -- 73,043 39,604 TOTAL LIABILITIES 12,573 23,441 239 73,410 41,391 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 99,326,536 48,262,096 5,683,919 9,174,854 44,136,532 Variable annuity contract owners in the annuitization period 4,510,861 512,445 58,786 61,587 507,871 NET ASSETS $103,837,397 $48,774,541 $5,742,705 $9,236,441 $44,644,403 Investments in securities at cost $73,021,421 $25,857,237 $3,228,407 $8,820,497 $28,204,101 Shares outstanding 2,252,711 517,970 65,663 730,184 783,961
See accompanying notes to financial statements. F-12 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES --------------------------------------------------------------------------------------------------------------- JPMORGAN JPMORGAN JANUS GOLDMAN SACHS GOLDMAN SACHS JPMORGAN JPMORGAN INSURANCE INSURANCE HENDERSON LARGE CAP MID CAP INSURANCE INSURANCE TRUST TRUST BALANCED VALUE FUND -- VALUE FUND -- TRUST CORE TRUST MID CAP SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL BOND PORTFOLIO -- VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- $5,868,187 $30,794,359 $2,375,748 $228,567 $162,485 $1,145,663 $67,653,787 -- -- -- -- -- -- -- -- -- 86 -- -- -- -- 5,868,187 30,794,359 2,375,834 228,567 162,485 1,145,663 67,653,787 230 1,242 122 12 9 60 2,617 387 26,191 -- 10 27 56 32,829 617 27,433 122 22 36 116 35,446 5,802,348 30,603,886 1,539,606 160,643 93,619 701,046 66,847,664 65,222 163,040 836,106 67,902 68,830 444,501 770,677 $5,867,570 $30,766,926 $2,375,712 $228,545 $162,449 $1,145,547 $67,618,341 $6,272,758 $26,587,183 $2,241,119 $206,054 $126,171 $811,934 $45,399,813 633,030 1,787,252 199,979 20,989 6,739 30,633 1,552,404
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS HENDERSON JANUS JANUS JANUS GLOBAL HENDERSON GLOBAL HENDERSON JANUS HENDERSON HENDERSON RESEARCH GLOBAL TECHNOLOGY OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- RESEARCH AND INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES ----------------------------------------------------------------------------------------------------- $16,225,705 $38,573,255 $3,063,896 $12,498,335 $20,469,357 $2,298,466 $47,485,166 -- -- -- -- -- -- -- 245 -- 183 -- -- -- -- 16,225,950 38,573,255 3,064,079 12,498,335 20,469,357 2,298,466 47,485,166 621 1,478 128 507 819 97 1,821 -- 1,707 -- 7 95 9 3,047 621 3,185 128 514 914 106 4,868 16,199,571 38,170,943 3,052,304 12,408,278 20,238,879 2,298,199 47,163,270 25,758 399,127 11,647 89,543 229,564 161 317,028 $16,225,329 $38,570,070 $3,063,951 $12,497,821 $20,468,443 $2,298,360 $47,480,298 $11,105,637 $21,068,471 $1,659,161 $6,230,298 $19,500,025 $1,893,382 $27,478,666 306,377 606,307 49,418 609,675 535,707 62,834 962,212
See accompanying notes to financial statements. F-13 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- --------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I ----------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $3,409,129 $5,984,760 $4,072,036 $4,507,866 $13,836,919 Dividend receivable -- -- -- -- -- Receivable for units sold 216 -- -- -- 15 TOTAL ASSETS 3,409,345 5,984,760 4,072,036 4,507,866 13,836,934 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 145 259 162 235 585 Payable for units withdrawn -- 2 -- 62 -- TOTAL LIABILITIES 145 261 162 297 585 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 3,197,827 5,916,925 4,071,874 4,298,717 13,821,133 Variable annuity contract owners in the annuitization period 211,373 67,574 -- 208,852 15,216 NET ASSETS $3,409,200 $5,984,499 $4,071,874 $4,507,569 $13,836,349 Investments in securities at cost $2,032,278 $5,298,253 $2,915,500 $3,238,207 $13,148,291 Shares outstanding 71,351 202,942 184,255 203,240 697,425
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) -------------------------------------------------------------------------- INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $31,406,411 $1,667,508 $51,171,545 $86,791,660 $141,832,175 Dividend receivable 127,340 1,387 72,901 48,016 238,642 Receivable for units sold -- 189 218 2,631 -- TOTAL ASSETS 31,533,751 1,669,084 51,244,664 86,842,307 142,070,817 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 1,414 71 2,382 4,095 6,280 Payable for units withdrawn 2,319 -- -- -- 80,381 TOTAL LIABILITIES 3,733 71 2,382 4,095 86,661 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 30,566,098 1,649,051 48,799,448 82,834,500 138,396,437 Variable annuity contract owners in the annuitization period 963,920 19,962 2,442,834 4,003,712 3,587,719 NET ASSETS $31,530,018 $1,669,013 $51,242,282 $86,838,212 $141,984,156 Investments in securities at cost $30,101,855 $1,565,495 $47,710,252 $86,193,033 $135,300,931 Shares outstanding 3,920,900 148,355 3,464,560 8,361,432 12,237,461
See accompanying notes to financial statements. F-14 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST --------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO-- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------- $5,012,300 $23,357,166 $37,029,612 $11,722,983 $25,506 $6,819,978 $4,417,048 -- -- -- -- -- -- -- 43 -- -- 518 -- 594 -- 5,012,343 23,357,166 37,029,612 11,723,501 25,506 6,820,572 4,417,048 209 974 1,916 492 1 285 190 -- 937 6,104 -- -- -- 1 209 1,911 8,020 492 1 285 191 5,003,558 23,336,442 35,599,814 11,712,684 25,505 6,796,219 4,416,857 8,576 18,813 1,421,778 10,325 -- 24,068 -- $5,012,134 $23,355,255 $37,021,592 $11,723,009 $25,505 $6,820,287 $4,416,857 $3,214,534 $16,870,651 $31,372,246 $9,218,753 $23,777 $5,029,155 $4,201,810 139,269 989,291 1,452,142 337,936 2,445 276,448 394,027
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ -- 100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- $7,046,000 $14,902,436 $32,006,734 $37,561,914 $145,961,700 $29,198,920 $730,302,310 -- -- -- -- -- -- -- 33 -- 469 -- -- -- -- 7,046,033 14,902,436 32,007,203 37,561,914 145,961,700 29,198,920 730,302,310 289 612 1,334 1,595 5,890 1,226 32,555 -- 464 -- 32,605 1,390 38,700 105,627 289 1,076 1,334 34,200 7,280 39,926 138,182 7,045,744 14,637,381 31,751,534 36,713,627 145,204,567 29,074,994 282,676,573 -- 263,979 254,335 814,087 749,853 84,000 447,487,555 $7,045,744 $14,901,360 $32,005,869 $37,527,714 $145,954,420 $29,158,994 $730,164,128 $4,160,390 $14,019,947 $23,410,437 $39,122,350 $97,294,796 $26,054,657 $738,739,796 112,197 1,194,105 260,302 3,124,951 2,921,571 1,991,741 43,914,751
See accompanying notes to financial statements. F-15 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- --------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $416,173,471 $22,659,353 $37,762,905 $25,198,481 $5,747,938 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 416,173,471 22,659,353 37,762,905 25,198,481 5,747,938 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 21,710 933 1,492 1,004 241 Payable for units withdrawn 101,742 3,074 1,632 39,700 60 TOTAL LIABILITIES 123,452 4,007 3,124 40,704 301 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 349,485,028 22,647,949 37,420,939 24,811,556 5,744,006 Variable annuity contract owners in the annuitization period 66,564,991 7,397 338,842 346,221 3,631 NET ASSETS $416,050,019 $22,655,346 $37,759,781 $25,157,777 $5,747,637 Investments in securities at cost $414,000,888 $17,067,423 $22,965,263 $14,778,752 $2,020,362 Shares outstanding 25,116,082 425,288 404,270 562,717 121,856
See accompanying notes to financial statements. F-16 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------------------ SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 ------------------------------------------------------------------------------ $9,860,885 $20,178,957 $-- $28,522 $3,955,894 -- -- -- -- -- -- -- -- -- -- 9,860,885 20,178,957 -- 28,522 3,955,894 420 933 -- 1 164 780 17,098 -- -- 1 1,200 18,031 -- 1 165 9,855,307 19,355,675 -- 28,521 3,955,729 4,378 805,251 -- -- -- $9,859,685 $20,160,926 $-- $28,521 $3,955,729 $5,307,602 $17,738,512 $-- $7,065 $2,672,375 81,327 769,895 -- 1,105 97,821
See accompanying notes to financial statements. F-17 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations
AB VARIABLE PRODUCTS SERIES FUND, INC. ---------------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ------------ ------------ ------------ ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $232,104 $9,614 $404,522 $311,073 $-- Mortality and expense risk and administrative charges (note 4a) 193,223 33,509 491,133 399,697 432,570 NET INVESTMENT INCOME (EXPENSE) 38,881 (23,895) (86,611) (88,624) (432,570) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (307,543) 132,840 403,934 (1,033,388) 881,845 Change in unrealized appreciation (depreciation) 629,563 397,808 (2,607,594) 669,357 5,623,682 Capital gain distributions 330,737 202,339 1,674,683 -- 2,348,634 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 652,757 732,987 (528,977) (364,031) 8,854,161 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $691,638 $709,092 $(615,588) $(452,655) $8,421,591
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ---------------- ---------------- ---------------- ---------------- ---------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $486,833 $138,187 $192,909 $95,761 $253,609 Mortality and expense risk and administrative charges (note 4a) 1,389,921 34,601 1,088,311 436,725 118,679 NET INVESTMENT INCOME (EXPENSE) (903,088) 103,586 (895,402) (340,964) 134,930 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,622,943 (56,992) 8,235,428 403,645 27,108 Change in unrealized appreciation (depreciation) 20,199,259 (17,861) (8,663,568) 4,704,240 502,042 Capital gain distributions 4,037,176 -- 1,633,711 381,860 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 26,859,378 (74,853) 1,205,571 5,489,745 529,150 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $25,956,290 $28,733 $310,169 $5,148,781 $664,080
See accompanying notes to financial statements. F-18 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- $-- $-- $-- $212,351 $319,860 $9,431 $-- 334,511 364,561 76,294 136,716 336,118 325,853 152,436 (334,511) (364,561) (76,294) 75,635 (16,258) (316,422) (152,436) 723,044 1,287,499 285,463 219,435 914,888 1,159,031 119,120 8,368,300 3,135,129 744,374 745,027 912,458 5,556,257 2,100,052 2,145,105 3,892,808 641,090 235,959 404,255 1,965,977 749,778 11,236,449 8,315,436 1,670,927 1,200,421 2,231,601 8,681,265 2,968,950 $10,901,938 $7,950,875 $1,594,633 $1,276,056 $2,215,343 $8,364,843 $2,816,514
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL REAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME ESTATE SECURITIES FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- $14,759 $-- $401,695 $76,970 $361,001 $8,965 $-- 335,310 73,028 295,024 904,288 312,931 3,485 -- (320,551) (73,028) 106,671 (827,318) 48,070 5,480 -- 748,574 829,661 (448,314) (1,342,102) (134,232) (3,887) -- 5,005,443 524,941 (1,073,073) 17,367 423,897 (29,551) -- 1,539,947 344,680 499,459 1,327,785 746,288 5,463 -- 7,293,964 1,699,282 (1,021,928) 3,050 1,035,953 (27,975) -- $6,973,413 $1,626,254 $(915,257) $(824,268) $1,084,023 $(22,495) $--
See accompanying notes to financial statements. F-19 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AMERICAN CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. --------------------------------------------------- ------------------- INVESCO INVESCO V.I. INVESCO V.I. VP INTERNATIONAL V.I. VALUE INFLATION GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II ---------------- --------------- ---------------- ------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $240,915 $-- $3,148 $305,178 Mortality and expense risk and administrative charges (note 4a) 430,108 -- 54,725 450,702 NET INVESTMENT INCOME (EXPENSE) (189,193) -- (51,577) (145,524) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,495,730 -- (327,689) 853,052 Change in unrealized appreciation (depreciation) (2,636,159) -- 397,832 1,171,533 Capital gain distributions 262,606 -- 162,362 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 122,177 -- 232,505 2,024,585 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(67,016) $-- $180,928 $1,879,061
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------- VP DISCIPLINED CORE VALUE FUND -- CLASS I ---------------- YEAR ENDED DECEMBER 31, 2020 --------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $8,708 Mortality and expense risk and administrative charges (note 4a) 8,379 NET INVESTMENT INCOME (EXPENSE) 329 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 8,597 Change in unrealized appreciation (depreciation) 48,627 Capital gain distributions 16,232 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 73,456 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $73,785
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II ----------------------------------------------------- ---------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------- ---------------- ---------------- ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $129,114 $2,325,380 $-- $-- $166,477 Mortality and expense risk and administrative charges (note 4a) 295,361 3,520,696 137,131 1,137,062 185,248 NET INVESTMENT INCOME (EXPENSE) (166,247) (1,195,316) (137,131) (1,137,062) (18,771) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (3,755,509) 2,346,226 164,265 5,839,706 (157,144) Change in unrealized appreciation (depreciation) 642,189 19,249,199 2,300,186 15,016,336 754,562 Capital gain distributions 432,206 11,461,951 691,085 -- 141,979 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (2,681,114) 33,057,376 3,155,536 20,856,042 739,397 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(2,847,361) $31,862,060 $3,018,405 $19,718,980 $720,626
See accompanying notes to financial statements. F-20 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. -------------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES -------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------------------- $2,576 $-- $1,312 $704 $85,583 $2,467 $56,163 9,828 2,082 832 1,248 118,949 22,506 58,682 (7,252) (2,082) 480 (544) (33,366) (20,039) (2,519) 36,099 12,711 1,433 (247) 244,116 -- (60,617) 86,673 35,775 (4,903) 6,644 1,244,697 -- 324,967 7,770 4,350 1,552 -- 92,874 -- 370,542 130,542 52,836 (1,918) 6,397 1,581,687 -- 634,892 $123,290 $50,754 $(1,438) $5,853 $1,548,321 $(20,039) $632,373
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------- FEDERATED FEDERATED DWS HERMES HERMES DWS SMALL HIGH HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $4 $936 $114 $1,281,089 $446,069 $526,799 $-- 2,732 2,131 162 626,529 110,032 137,289 379,793 (2,728) (1,195) (48) 654,560 336,037 389,510 (379,793) 7,830 (228) (367) (1,162,328) (96,665) (167,252) 1,243,778 46,281 5,965 (550) 13,193 25,147 69,196 3,123,731 92 2,401 839 -- -- -- 1,757,699 54,203 8,138 (78) (1,149,135) (71,518) (98,056) 6,125,208 $51,475 $6,943 $(126) $(494,575) $264,519 $291,454 $5,745,415
See accompanying notes to financial statements. F-21 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- -------------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $217,164 $541,744 $63,692 $820,676 $250,915 Mortality and expense risk and administrative charges (note 4a) 120,698 444,027 91,525 1,201,140 1,453,702 NET INVESTMENT INCOME (EXPENSE) 96,466 97,717 (27,833) (380,464) (1,202,787) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 88,099 82,536 30,651 2,250,496 5,020,862 Change in unrealized appreciation (depreciation) (295,089) 3,936,923 535,576 9,596,306 21,795,335 Capital gain distributions -- 477,563 66,920 945,684 525,997 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (206,990) 4,497,022 633,147 12,792,486 27,342,194 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(110,524) $4,594,739 $605,314 $12,412,022 $26,139,407
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ------------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS --------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $-- $49,751 $9,543 $1,460,304 $44 Mortality and expense risk and administrative charges (note 4a) 657,424 884,910 293,250 1,218,030 50 NET INVESTMENT INCOME (EXPENSE) (657,424) (835,159) (283,707) 242,274 (6) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,897,566 4,189,002 2,062,978 962,482 (1) Change in unrealized appreciation (depreciation) 19,357,208 14,015,759 2,594,916 3,482,725 1,234 Capital gain distributions 1,222,990 6,291,377 2,135,045 28,311 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 23,477,764 24,496,138 6,792,939 4,473,518 1,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $22,820,340 $23,660,979 $6,509,232 $4,715,792 $1,227
See accompanying notes to financial statements. F-22 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $79,879 $929 $1,137,203 $1,844,519 $318,863 $273,027 $2,188 1,399,725 30,904 877,216 1,491,215 219,976 219,546 227,278 (1,319,846) (29,975) 259,987 353,304 98,887 53,481 (225,090) 9,912,137 90,520 (101,392) 163,105 617,626 (325,228) 2,000,982 12,907,686 474,387 (373,575) 9,793,020 (918,101) (279,880) 5,806,524 527,534 29,259 3,031,585 2,799,017 866,631 835,876 910,801 23,347,357 594,166 2,556,618 12,755,142 566,156 230,768 8,718,307 $22,027,511 $564,191 $2,816,605 $13,108,446 $665,043 $284,249 $8,493,217
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ------------------------------------------------------------------------------------------------------------------------ VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ------------------------------------------------------------------------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ $250,713 $49,072 $22,501 $688,357 $11,549,438 $-- $260,103 1,108,251 155,202 32,338 888,331 3,910,534 3,793 140,800 (857,538) (106,130) (9,837) (199,974) 7,638,904 (3,793) 119,303 (2,342,418) 376,382 (26,007) (2,281,845) (2,694,716) 19,167 (141,594) 8,193,051 1,187,781 104,118 (5,755,160) (9,841,362) 53,905 (991,011) -- 52,326 112,283 12,264,891 163,594 15,412 361,614 5,850,633 1,616,489 190,394 4,227,886 (12,372,484) 88,484 (770,991) $4,993,095 $1,510,359 $180,557 $4,027,912 $(4,733,580) $84,691 $(651,688)
See accompanying notes to financial statements. F-23 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST --------------------------------------------------------------- -------------- GOLDMAN SACHS TEMPLETON GOVERNMENT TEMPLETON TEMPLETON GLOBAL TEMPLETON MONEY FOREIGN FOREIGN BOND GROWTH MARKET VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $140,943 $16,956 $358,229 $186,709 $316,881 Mortality and expense risk and administrative charges (note 4a) 57,957 6,108 57,746 94,979 2,039,803 NET INVESTMENT INCOME (EXPENSE) 82,986 10,848 300,483 91,730 (1,722,922) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (180,024) (76,361) (200,954) (335,398) -- Change in unrealized appreciation (depreciation) (90,643) (3,942) (403,083) 432,188 -- Capital gain distributions -- -- -- -- -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (270,667) (80,303) (604,037) 96,790 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(187,681) $(69,455) $(303,554) $188,520 $(1,722,922)
JANUS ASPEN SERIES (CONTINUED) -------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON JANUS HENDERSON HENDERSON HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES -------------- ------------- -------------- ------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $2,046,837 $49,564 $2,277 $265,201 $274,996 Mortality and expense risk and administrative charges (note 4a) 1,776,600 616,383 79,415 133,092 570,062 NET INVESTMENT INCOME (EXPENSE) 270,237 (566,819) (77,138) 132,109 (295,066) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 4,947,054 3,076,235 397,977 48,331 2,067,788 Change in unrealized appreciation (depreciation) 5,007,105 1,584,474 98,905 590,381 8,364,397 Capital gain distributions 923,575 3,095,511 386,473 -- 2,589,471 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 10,877,734 7,756,220 883,355 638,712 13,021,656 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $11,147,971 $7,189,401 $806,217 $770,821 $12,726,590
See accompanying notes to financial statements. F-24 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES -------------------------------------------------------------------------------------------------------------- GOLDMAN GOLDMAN JPMORGAN JANUS SACHS SACHS INSURANCE JPMORGAN JPMORGAN JPMORGAN HENDERSON LARGE CAP MID CAP TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST BALANCED VALUE FUND -- VALUE FUND -- CORE BOND MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES -------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------- $75,875 $171,970 $44,740 $4,745 $879 $9,668 $1,550,991 76,919 404,040 44,179 5,032 2,263 22,398 919,381 (1,044) (232,070) 561 (287) (1,384) (12,730) 631,610 (157,628) (35,720) 50,114 (17,627) 3,944 125,908 3,486,841 205,789 1,538,064 84,775 (12,536) 28,114 53,085 2,987,255 99,855 436,812 -- 19,798 5,788 77,969 638,662 148,016 1,939,156 134,889 (10,365) 37,846 256,962 7,112,758 $146,972 $1,707,086 $135,450 $(10,652) $36,462 $244,232 $7,744,368
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS JANUS HENDERSON JANUS GLOBAL HENDERSON JANUS HENDERSON HENDERSON GLOBAL RESEARCH HENDERSON TECHNOLOGY AND OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $89,959 $277,587 $17,610 $324 $235,903 $24,248 $225,376 222,277 479,235 42,441 161,394 256,220 30,793 587,906 (132,318) (201,648) (24,831) (161,070) (20,317) (6,545) (362,530) 639,310 2,142,010 168,809 1,382,872 (519,807) 3,628 2,132,907 3,125,632 2,184,457 186,284 2,307,495 3,035,923 277,534 6,625,426 1,019,015 1,793,620 149,755 939,627 -- -- 3,350,410 4,783,957 6,120,087 504,848 4,629,994 2,516,116 281,162 12,108,743 $4,651,639 $5,918,439 $480,017 $4,468,924 $2,495,799 $274,617 $11,746,213
See accompanying notes to financial statements. F-25 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- ------------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I -------------- ------------ ------------ ------------ ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $11,364 $30,659 $54,111 $57,876 $176,626 Mortality and expense risk and administrative charges (note 4a) 49,541 85,097 56,592 94,521 200,046 NET INVESTMENT INCOME (EXPENSE) (38,177) (54,438) (2,481) (36,645) (23,420) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 327,625 81,984 160,856 647,556 90,276 Change in unrealized appreciation (depreciation) 307,844 302,240 (17,590) (610,744) (1,118,490) Capital gain distributions 271,600 510,234 33,647 40,185 1,383,122 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 907,069 894,458 176,913 76,997 354,908 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $868,892 $840,020 $174,432 $40,352 $331,488
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) ------------------------------------------------------------------------------ INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $1,814,992 $107,613 $729,793 $613,794 $3,108,946 Mortality and expense risk and administrative charges (note 4a) 622,143 27,254 735,486 1,012,864 2,364,741 NET INVESTMENT INCOME (EXPENSE) 1,192,849 80,359 (5,693) (399,070) 744,205 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (109,421) 15,350 3,042,219 (21,540) 1,705,942 Change in unrealized appreciation (depreciation) (137,292) (29,458) 1,737,932 888,314 5,645,600 Capital gain distributions -- -- 313,868 -- 1,683,828 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (246,713) (14,108) 5,094,019 866,774 9,035,370 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $946,136 $66,251 $5,088,326 $467,704 $9,779,575
See accompanying notes to financial statements. F-26 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST ------------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------- $19,705 $-- $728,870 $251,070 $846 $13,700 $213,773 71,272 280,195 669,307 178,240 352 98,349 69,179 (51,567) (280,195) 59,563 72,830 494 (84,649) 144,594 174,783 240,332 637,310 313,300 22 389,299 (62,004) 266,112 5,304,455 694,008 (394,583) 1,235 302,905 136,819 142,006 1,953,595 949,165 297,067 -- 602,288 -- 582,901 7,498,382 2,280,483 215,784 1,257 1,294,492 74,815 $531,334 $7,218,187 $2,340,046 $288,614 $1,751 $1,209,843 $219,409
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. --------------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ --100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $17,450 $330,496 $8,648 $185,625 $2,338,715 $-- $13,132,815 90,510 205,443 443,224 579,800 2,029,487 369,986 11,209,621 (73,060) 125,053 (434,576) (394,175) 309,228 (369,986) 1,923,194 273,658 194,418 1,317,802 (1,093,949) 9,650,183 (867,785) (11,645,024) 1,256,084 364,452 4,333,154 (1,525,878) (1,659,718) 3,381,797 39,802,574 696,325 43,770 2,802,061 498,643 10,890,636 803,829 -- 2,226,067 602,640 8,453,017 (2,121,184) 18,881,101 3,317,841 28,157,550 $2,153,007 $727,693 $8,018,441 $(2,515,359) $19,190,329 $2,947,855 $30,080,744
See accompanying notes to financial statements. F-27 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- ----------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------- -------------- ---------------- ---------------- --------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $6,504,671 $105,336 $54,846 $210,854 $-- Mortality and expense risk and administrative charges (note 4a) 7,741,693 312,184 435,980 295,813 78,055 NET INVESTMENT INCOME (EXPENSE) (1,237,022) (206,848) (381,134) (84,959) (78,055) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (7,613,364) 591,662 2,006,318 1,297,802 560,779 Change in unrealized appreciation (depreciation) 22,383,553 1,929,663 9,061,938 7,910,624 822,267 Capital gain distributions -- 1,597,555 4,903,568 1,414,625 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 14,770,189 4,118,880 15,971,824 10,623,051 1,383,046 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $13,533,167 $3,912,032 $15,590,690 $10,538,092 $1,304,991
See accompanying notes to financial statements. F-28 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------ -------------- SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 --------------- --------------- --------------- --------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------- $-- $-- $-- $-- $-- 97,669 427,318 -- 346 118,514 (97,669) (427,318) -- (346) (118,514) 735,225 (3,022,278) -- 253 1,921,551 2,173,049 4,576,377 -- 8,895 104,617 -- -- -- -- 661,478 2,908,274 1,554,099 -- 9,148 2,687,646 $2,810,605 $1,126,781 $-- $8,802 $2,569,132
See accompanying notes to financial statements. F-29 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------------------- AB AB AB BALANCED WEALTH GLOBAL THEMATIC GROWTH AND STRATEGY PORTFOLIO -- GROWTH PORTFOLIO -- INCOME PORTFOLIO -- CLASS B CLASS B CLASS B ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $38,881 $58,707 $(23,895) $(28,636) $(86,611) $(230,480) Net realized gain (loss) on investments (307,543) (144,054) 132,840 137,912 403,934 1,489,351 Change in unrealized appreciation (depreciation) on investments 629,563 489,266 397,808 278,491 (2,607,594) 2,625,475 Capital gain distributions 330,737 1,431,565 202,339 116,397 1,674,683 4,681,527 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 691,638 1,835,484 709,092 504,164 (615,588) 8,565,873 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 5,724 37,136 -- 70 2,259 132,304 Transfers for contract benefits and terminations (1,266,828) (1,127,876) (148,658) (291,795) (3,273,397) (5,095,178) Administrative expenses (86,782) (95,078) (10,621) (10,424) (66,684) (103,604) Transfers between subaccounts (including fixed account), net (410,835) (803,469) (67,539) (55,023) (6,689,365) (610,202) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,758,721) (1,989,287) (226,818) (357,172) (10,027,187) (5,676,680) INCREASE (DECREASE) IN NET ASSETS (1,067,083) (153,803) 482,274 146,992 (10,642,775) 2,889,193 Net assets at beginning of year 12,049,691 12,203,494 2,134,932 1,987,940 43,446,118 40,556,925 Net assets at end of year $10,982,608 $12,049,691 $2,617,206 $2,134,932 $32,803,343 $43,446,118 CHANGE IN UNITS (NOTE 5): Units purchased 62,166 33,087 4,321 4,338 81,120 255,200 Units redeemed (188,611) (178,355) (15,319) (21,892) (473,593) (477,974) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (126,445) (145,268) (10,998) (17,554) (392,473) (222,774)
See accompanying notes to financial statements. F-30 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------------- AB AB AB INVESCO OPPENHEIMER INVESCO OPPENHEIMER INTERNATIONAL LARGE CAP SMALL CAP V.I. CAPITAL V.I. CAPITAL VALUE PORTFOLIO -- GROWTH PORTFOLIO -- GROWTH PORTFOLIO -- APPRECIATION FUND -- APPRECIATION FUND -- CLASS B CLASS B CLASS B SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(88,624) $(275,296) $(432,570) $(377,344) $(334,511) $(214,398) $(364,561) $(326,336) $(76,294) $(65,683) (1,033,388) (227,919) 881,845 574,843 723,044 175,625 1,287,499 962,278 285,463 126,217 669,357 4,620,285 5,623,682 3,384,399 8,368,300 2,107,773 3,135,129 4,180,680 744,374 747,992 -- -- 2,348,634 3,225,641 2,145,105 1,934,385 3,892,808 2,273,320 641,090 418,261 (452,655) 4,117,070 8,421,591 6,807,539 10,901,938 4,003,385 7,950,875 7,089,942 1,594,633 1,226,787 16,510 66,843 358,102 442,472 228,571 390,024 12,655 4,745 110,083 59,446 (2,043,127) (3,097,932) (1,190,578) (1,891,182) (1,931,702) (1,061,945) (2,391,712) (3,513,692) (160,115) (262,938) (199,438) (243,954) (129,263) (111,215) (144,973) (74,714) (22,398) (24,293) (31,378) (23,391) (4,841,383) (341,257) (974,117) (416,539) 9,988,054 (666,766) (1,438,508) (470,945) 4,509,408 (346,759) (7,067,438) (3,616,300) (1,935,856) (1,976,464) 8,139,950 (1,413,401) (3,839,963) (4,004,185) 4,427,998 (573,642) (7,520,093) 500,770 6,485,735 4,831,075 19,041,888 2,589,984 4,110,912 3,085,757 6,022,631 653,145 29,281,105 28,780,335 26,580,976 21,749,901 14,854,595 12,264,611 25,294,837 22,209,080 4,417,946 3,764,801 $21,761,012 $29,281,105 $33,066,711 $26,580,976 $33,896,483 $14,854,595 $29,405,749 $25,294,837 $10,440,577 $4,417,946 1,014,730 617,253 44,941 26,734 481,806 34,247 14,245 19,592 155,739 20,858 (2,060,409) (1,110,971) (109,365) (121,619) (188,680) (87,746) (84,928) (87,972) (51,024) (42,998) (1,045,679) (493,718) (64,424) (94,885) 293,126 (53,499) (70,683) (68,380) 104,715 (22,140)
See accompanying notes to financial statements. F-31 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. CONSERVATIVE V.I. CONSERVATIVE V.I. DISCOVERY MID CAP BALANCED FUND -- BALANCED FUND -- GROWTH FUND -- SERIES I SHARES SERIES II SHARES SERIES I SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $75,635 $90,062 $(16,258) $24,052 $(316,422) $(305,855) Net realized gain (loss) on investments 219,435 134,753 914,888 431,776 1,159,031 995,496 Change in unrealized appreciation (depreciation) on investments 745,027 1,061,056 912,458 1,741,755 5,556,257 3,427,138 Capital gain distributions 235,959 158,222 404,255 292,203 1,965,977 2,879,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,276,056 1,444,093 2,215,343 2,489,786 8,364,843 6,996,012 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 455 973 16,594 8,685 30,536 3,004 Transfers for contract benefits and terminations (704,757) (1,124,819) (2,512,185) (1,834,907) (2,679,427) (2,979,319) Administrative expenses (10,324) (11,400) (88,845) (93,992) (17,378) (18,801) Transfers between subaccounts (including fixed account), net 224,914 92,244 697,912 909,558 (359,887) (356,996) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (489,712) (1,043,002) (1,886,524) (1,010,656) (3,026,156) (3,352,112) INCREASE (DECREASE) IN NET ASSETS 786,344 401,091 328,819 1,479,130 5,338,687 3,643,900 Net assets at beginning of year 9,806,301 9,405,210 18,373,840 16,894,710 23,284,392 19,640,492 Net assets at end of year $10,592,645 $9,806,301 $18,702,659 $18,373,840 $28,623,079 $23,284,392 CHANGE IN UNITS (NOTE 5): Units purchased 32,831 15,718 366,777 263,088 17,997 13,664 Units redeemed (46,691) (61,074) (514,637) (353,599) (62,042) (69,149) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (13,860) (45,356) (147,860) (90,511) (44,045) (55,485)
See accompanying notes to financial statements. F-32 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. V.I. DISCOVERY MID CAP INVESCO OPPENHEIMER GLOBAL STRATEGIC INVESCO OPPENHEIMER GROWTH FUND -- V.I. GLOBAL FUND -- INCOME FUND -- V.I. MAIN STREET FUND(R) -- SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(152,436) $(136,231) $(903,088) $(610,398) $103,586 $66,986 $(895,402) $(1,003,549) 119,120 70,970 2,622,943 1,495,168 (56,992) (45,106) 8,235,428 2,470,864 2,100,052 1,581,828 20,199,259 6,492,872 (17,861) 222,626 (8,663,568) 9,362,247 749,778 1,118,284 4,037,176 9,150,385 -- -- 1,633,711 18,397,144 2,816,514 2,634,851 25,956,290 16,528,027 28,733 244,506 310,169 29,226,706 363,529 507,978 404,898 583,549 10,050 2,273 86,743 130,429 (704,428) (605,569) (6,723,862) (6,086,757) (183,804) (334,346) (5,859,174) (11,987,450) (43,984) (40,916) (604,438) (383,600) (3,031) (3,812) (546,634) (988,335) (1,601,909) 1,246,703 38,750,960 (2,283,258) (23,570) (36,582) (89,108,264) (10,840,588) (1,986,792) 1,108,196 31,827,558 (8,170,066) (200,355) (372,467) (95,427,329) (23,685,944) 829,722 3,743,047 57,783,848 8,357,961 (171,622) (127,961) (95,117,160) 5,540,762 10,683,408 6,940,361 67,455,449 59,097,488 2,627,637 2,755,598 112,320,026 106,779,264 $11,513,130 $10,683,408 $125,239,297 $67,455,449 $2,456,015 $2,627,637 $17,202,866 $112,320,026 59,177 85,149 2,913,635 318,656 26,773 7,314 561,844 456,233 (125,291) (50,824) (1,067,022) (694,013) (46,627) (41,914) (5,211,647) (1,623,964) (66,114) 34,325 1,846,613 (375,357) (19,854) (34,600) (4,649,803) (1,167,731)
-------------------------- INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND(R) -- SERIES II SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(340,964) $(482,797) 403,645 194,414 4,704,240 3,861,143 381,860 2,759,471 5,148,781 6,332,231 45,343 197,125 (2,580,960) (2,619,339) (195,319) (210,618) (2,855,308) (1,523,058) (5,586,244) (4,155,890) (437,463) 2,176,341 29,674,934 27,498,593 $29,237,471 $29,674,934 278,953 164,776 (447,225) (321,224) (168,272) (156,448)
See accompanying notes to financial statements. F-33 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER V.I. TOTAL RETURN INVESCO V.I. AMERICAN INVESCO V.I. AMERICAN BOND FUND -- FRANCHISE FUND -- FRANCHISE FUND -- SERIES I SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $134,930 $160,920 $(320,551) $(299,562) $(73,028) $(79,488) Net realized gain (loss) on investments 27,108 (85,620) 748,574 282,871 829,661 610,523 Change in unrealized appreciation (depreciation) on investments 502,042 547,390 5,005,443 2,572,726 524,941 247,077 Capital gain distributions -- -- 1,539,947 3,115,377 344,680 710,919 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 664,080 622,690 6,973,413 5,671,412 1,626,254 1,489,031 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 32,938 2,400 318,780 456,438 -- -- Transfers for contract benefits and terminations (1,118,332) (822,602) (1,443,006) (1,393,486) (1,187,104) (838,774) Administrative expenses (12,096) (12,690) (102,957) (90,850) (17,195) (18,127) Transfers between subaccounts (including fixed account), net 489,253 350,684 (5,266,330) 4,071,598 (275,973) (17,689) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (608,237) (482,208) (6,493,513) 3,043,700 (1,480,272) (874,590) INCREASE (DECREASE) IN NET ASSETS 55,843 140,482 479,900 8,715,112 145,982 614,441 Net assets at beginning of year 8,234,298 8,093,816 23,899,775 15,184,663 5,082,002 4,467,561 Net assets at end of year $8,290,141 $8,234,298 $24,379,675 $23,899,775 $5,227,984 $5,082,002 CHANGE IN UNITS (NOTE 5): Units purchased 61,874 42,408 53,507 260,165 28,609 27,456 Units redeemed (86,047) (67,324) (332,241) (111,789) (75,302) (56,416) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (24,173) (24,916) (278,734) 148,376 (46,693) (28,960)
See accompanying notes to financial statements. F-34 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) --------------------------------------------------------------------------------------------------------- INVESCO V.I. INVESCO V.I. CORE INVESCO V.I. EQUITY INVESCO V.I. GLOBAL REAL COMSTOCK FUND -- EQUITY FUND -- AND INCOME FUND -- ESTATE FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $106,671 $26,345 $(827,318) $(802,586) $48,070 $70,887 $5,480 $3,189 (448,314) 370,527 (1,342,102) (506,937) (134,232) 210,908 (3,887) 4,371 (1,073,073) 1,420,044 17,367 13,837,659 423,897 1,415,884 (29,551) 31,677 499,459 2,992,047 1,327,785 11,191,306 746,288 1,295,335 5,463 242 (915,257) 4,808,963 (824,268) 23,719,442 1,084,023 2,993,014 (22,495) 39,479 16,250 119,773 40,291 75,718 200 52,332 -- -- (1,572,835) (1,862,097) (4,717,395) (11,522,231) (1,382,591) (1,604,537) (16,563) (17,937) (90,383) (108,735) (507,356) (943,786) (133,365) (138,908) (293) (318) (716,204) (1,053,878) (86,703,324) (8,356,946) (1,173,731) (15,606) 16,937 (12,170) (2,363,172) (2,904,937) (91,887,784) (20,747,245) (2,689,487) (1,706,719) 81 (30,425) (3,278,429) 1,904,026 (92,712,052) 2,972,197 (1,605,464) 1,286,295 (22,414) 9,054 23,830,155 21,926,129 98,305,382 95,333,185 18,863,440 17,577,145 211,193 202,139 $20,551,726 $23,830,155 $5,593,330 $98,305,382 $17,257,976 $18,863,440 $188,779 $211,193 135,981 36,711 580,966 532,370 148,253 141,446 5,835 1,708 (234,829) (158,050) (5,809,821) (1,731,254) (315,870) (234,739) (4,984) (3,626) (98,848) (121,339) (5,228,855) (1,198,884) (167,617) (93,293) 851 (1,918)
-------------------------- INVESCO V.I. GOVERNMENT SECURITIES FUND -- SERIES I SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $-- $(10) -- (29) -- 145 -- -- -- 106 -- -- -- (2,924) -- -- -- 1 -- (2,923) -- (2,817) -- 2,817 $-- $-- -- -- -- (165) -- (165)
See accompanying notes to financial statements. F-35 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO V.I. INTERNATIONAL INVESCO V.I. INVESCO V.I. VALUE GROWTH FUND -- TECHNOLOGY FUND -- OPPORTUNITIES FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(189,193) $(180,256) $-- $(43) $(51,577) $(65,712) Net realized gain (loss) on investments 2,495,730 1,164,192 -- 2,012 (327,689) (117,817) Change in unrealized appreciation (depreciation) on investments (2,636,159) 6,243,126 -- 2,252 397,832 341,876 Capital gain distributions 262,606 2,726,332 -- -- 162,362 878,004 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (67,016) 9,953,394 -- 4,221 180,928 1,036,351 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 17,157 78,437 -- -- 3,814 1,320 Transfers for contract benefits and terminations (2,071,570) (4,419,494) -- -- (328,483) (455,929) Administrative expenses (211,654) (349,805) -- -- (11,768) (14,773) Transfers between subaccounts (including fixed account), net (27,283,690) (3,947,650) -- (36,919) (115,324) (63,605) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (29,549,757) (8,638,512) -- (36,919) (451,761) (532,987) INCREASE (DECREASE) IN NET ASSETS (29,616,773) 1,314,882 -- (32,698) (270,833) 503,364 Net assets at beginning of year 42,257,378 40,942,496 -- 32,698 4,324,424 3,821,060 Net assets at end of year $12,640,605 $42,257,378 $-- $-- $4,053,591 $4,324,424 CHANGE IN UNITS (NOTE 5): Units purchased 306,404 238,464 -- -- 32,377 12,221 Units redeemed (2,522,907) (860,415) -- (4,514) (52,601) (40,509) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (2,216,503) (621,951) -- (4,514) (20,224) (28,288)
See accompanying notes to financial statements. F-36 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------------------------------------------------------------------------------------------------- VP INFLATION VP DISCIPLINED PROTECTION CORE VALUE VP INTERNATIONAL VP ULTRA(R) FUND -- CLASS II FUND -- CLASS I FUND -- CLASS I FUND -- CLASS I ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(145,524) $196,024 $329 $773 $(7,252) $(4,701) $(2,082) $(763) 853,052 (195,627) 8,597 4,746 36,099 10,715 12,711 4,106 1,171,533 2,521,781 48,627 32,343 86,673 89,521 35,775 3,630 -- -- 16,232 29,501 7,770 28,437 4,350 4,440 1,879,061 2,522,178 73,785 67,363 123,290 123,972 50,754 11,413 14,402 28,467 -- -- -- -- -- -- (2,471,992) (4,191,895) (36,740) (28,154) (48,925) (44,413) (10,105) (2,266) (242,833) (341,131) (440) (356) (989) (1,135) (325) (265) (17,910,358) 1,148,725 258,676 (29,279) 28,225 (56,156) 121,956 (9,530) (20,610,781) (3,355,834) 221,496 (57,789) (21,689) (101,704) 111,526 (12,061) (18,731,720) (833,656) 295,281 9,574 101,601 22,268 162,280 (648) 35,553,419 36,387,075 337,524 327,950 533,326 511,058 39,309 39,957 $16,821,699 $35,553,419 $632,805 $337,524 $634,927 $533,326 $201,589 $39,309 514,640 539,644 20,221 1,618 14,437 1,933 5,603 171 (2,155,346) (810,557) (8,179) (4,200) (13,734) (7,951) (2,062) (613) (1,640,706) (270,913) 12,042 (2,582) 703 (6,018) 3,541 (442)
-------------------------- VP VALUE FUND -- CLASS I ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $480 $422 1,433 1,312 (4,903) 8,856 1,552 3,701 (1,438) 14,291 -- -- (866) (955) (107) (164) (3,360) (1,810) (4,333) (2,929) (5,771) 11,362 69,412 58,050 $63,641 $69,412 95 4 (259) (103) (164) (99)
See accompanying notes to financial statements. F-37 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BNY MELLON ----------------------------------------------------------------------------- BNY MELLON BNY MELLON BNY MELLON SUSTAINABLE VARIABLE INVESTMENT U.S. EQUITY INVESTMENT FUND -- PORTFOLIOS --MIDCAP STOCK PORTFOLIO, INC. -- GOVERNMENT MONEY PORTFOLIO --INITIAL SHARES INITIAL SHARES MARKET PORTFOLIO ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(544) $(780) $(33,366) $(5,713) $(20,039) $147 Net realized gain (loss) on investments (247) 350 244,116 10,231 -- -- Change in unrealized appreciation (depreciation) on investments 6,644 9,589 1,244,697 1,668,754 -- -- Capital gain distributions -- 6,809 92,874 219,638 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 5,853 15,968 1,548,321 1,892,910 (20,039) 147 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,324 -- 119,198 -- 40,554 -- Transfers for contract benefits and terminations (4,102) (4,731) (1,111,148) (42,073) (1,573,958) (1,136,481) Administrative expenses (584) (657) (31,164) (25,962) (3,747) (2,401) Transfers between subaccounts (including fixed account), net 1 (1) (1,166) (1,614) 1,937,401 1,109,042 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (2,361) (5,389) (1,024,280) (69,649) 400,250 (29,840) INCREASE (DECREASE) IN NET ASSETS 3,492 10,579 524,041 1,823,261 380,211 (29,693) Net assets at beginning of year 98,931 88,352 7,720,574 5,897,313 1,061,788 1,091,481 Net assets at end of year $102,423 $98,931 $8,244,615 $7,720,574 $1,441,999 $1,061,788 CHANGE IN UNITS (NOTE 5): Units purchased 77 -- 8,158 141 271,229 199,656 Units redeemed (160) (170) (69,533) (5,372) (229,477) (202,490) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (83) (170) (61,375) (5,231) 41,752 (2,834)
See accompanying notes to financial statements. F-38 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BLACKROCK VARIABLE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- BLACKROCK BLACKROCK BLACKROCK LARGE CAP ADVANTAGE BASIC BLACKROCK FOCUS U.S. TOTAL MARKET VALUE GLOBAL ALLOCATION GROWTH V.I. FUND -- V.I. FUND -- V.I. FUND -- V.I. FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS III SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(2,519) $23,922 $(166,247) $106,688 $(1,195,316) $(1,370,576) $(137,131) $(103,288) (60,617) (44,773) (3,755,509) (67,377) 2,346,226 833,303 164,265 32,962 324,967 504,769 642,189 3,245,778 19,249,199 23,304,853 2,300,186 881,050 370,542 487,480 432,206 2,392,562 11,461,951 8,081,556 691,085 714,957 632,373 971,398 (2,847,361) 5,677,651 31,862,060 30,849,136 3,018,405 1,525,681 2,626 10,809 11,663 40,512 69,703 212,059 54,820 2,310 (147,992) (365,081) (2,231,345) (3,014,965) (19,653,749) (22,530,770) (289,255) (118,875) (16,627) (17,570) (151,563) (259,532) (1,719,193) (1,828,232) (36,188) (25,509) (711,838) (77,425) (17,746,717) (456,099) (14,300,625) (12,991,465) 2,852,472 962,233 (873,831) (449,267) (20,117,962) (3,690,084) (35,603,864) (37,138,408) 2,581,849 820,159 (241,458) 522,131 (22,965,323) 1,987,567 (3,741,804) (6,289,272) 5,600,254 2,345,840 4,318,370 3,796,239 29,759,454 27,771,887 206,940,793 213,230,065 7,143,267 4,797,427 $4,076,912 $4,318,370 $6,794,131 $29,759,454 $203,198,989 $206,940,793 $12,743,521 $7,143,267 7,323 16,359 352,391 199,609 546,585 685,594 82,543 34,812 (38,851) (34,878) (1,629,904) (415,406) (2,805,637) (3,144,941) (25,104) (7,811) (31,528) (18,519) (1,277,513) (215,797) (2,259,052) (2,459,347) 57,439 27,001
COLUMBIA FUNDS VARIABLE SERIES TRUST II -------------------------- CTIVP/SM/ -- LOOMIS SAYLES GROWTH FUND -- CLASS 1 -------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 -------------------------- $(1,137,062) $(640,342) 5,839,706 3,756,921 15,016,336 6,998,778 -- -- 19,718,980 10,115,357 62,628 40,712 (6,389,867) (4,611,341) (601,571) (308,495) 62,216,888 (4,867,363) 55,288,078 (9,746,487) 75,007,058 368,870 37,638,661 37,269,791 $112,645,719 $37,638,661 4,093,409 184,139 (1,134,432) (802,213) 2,958,977 (618,074)
See accompanying notes to financial statements. F-39 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
COLUMBIA FUNDS VARIABLE DEUTSCHE DWS VARIABLE DEUTSCHE DWS VARIABLE SERIES TRUST II (CONTINUED) SERIES I SERIES II --------------------------- ------------------------- ------------------------- COLUMBIA VARIABLE PORTFOLIO-- DWS DWS OVERSEAS CAPITAL CROCI(R) CORE FUND -- GROWTH VIP -- U.S. VIP -- CLASS 2 CLASS B SHARES CLASS B SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(18,771) $27,221 $(2,728) $(106) $(1,195) $(118) Net realized gain (loss) on investments (157,144) 15,975 7,830 2,505 (228) 779 Change in unrealized appreciation (depreciation) on investments 754,562 779,183 46,281 (1,012) 5,965 8,095 Capital gain distributions 141,979 1,851,411 92 1,252 2,401 3,897 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 720,626 2,673,790 51,475 2,639 6,943 12,653 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 6,370 175 -- -- -- -- Transfers for contract benefits and terminations (1,541,062) (995,890) (15,689) (10,714) (9,856) (1,906) Administrative expenses (36,726) (41,384) (109) (49) (84) (35) Transfers between subaccounts (including fixed account), net (321,458) (551,132) 280,002 (114) 152,677 (3,463) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,892,876) (1,588,231) 264,204 (10,877) 142,737 (5,404) INCREASE (DECREASE) IN NET ASSETS (1,172,250) 1,085,559 315,679 (8,238) 149,680 7,249 Net assets at beginning of year 13,209,660 12,124,101 1,401 9,639 50,677 43,428 Net assets at end of year $12,037,410 $13,209,660 $317,080 $1,401 $200,357 $50,677 CHANGE IN UNITS (NOTE 5): Units purchased 103,282 31,909 12,732 -- 15,261 283 Units redeemed (263,759) (172,755) (2,908) (445) (3,474) (654) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (160,477) (140,846) 9,824 (445) 11,787 (371)
See accompanying notes to financial statements. F-40 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
DEUTSCHE DWS VARIABLE EATON VANCE VARIABLE SERIES II (CONTINUED) TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED FEDERATED SMALL MID CAP VT HERMES HIGH INCOME BOND HERMES HIGH INCOME BOND HERMES KAUFMANN VALUE VIP -- FLOATING-RATE FUND II -- FUND II -- FUND II -- CLASS B SHARES INCOME FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(48) $(142) $654,560 $1,389,337 $336,037 $412,201 $389,510 $471,183 $(379,793) $(285,406) (367) (70) (1,162,328) (238,846) (96,665) (91,877) (167,252) (102,251) 1,243,778 981,316 (550) 1,307 13,193 1,656,512 25,147 742,579 69,196 854,446 3,123,731 2,483,844 839 779 -- -- -- -- -- -- 1,757,699 1,788,827 (126) 1,874 (494,575) 2,807,003 264,519 1,062,903 291,454 1,223,378 5,745,415 4,968,581 -- -- 459,633 449,045 46,358 365 2,245 22,798 5,068 5,205 (475) (476) (3,655,676) (5,277,735) (798,411) (1,345,424) (983,797) (1,397,669) (2,509,021) (1,823,526) (23) (24) (289,020) (401,275) (9,491) (11,827) (26,068) (31,695) (140,989) (78,293) 290 (47) (11,727,676) (5,365,463) (267,095) (86,099) (565,493) (295,370) 12,718,806 (1,667,627) (208) (547) (15,212,739) (10,595,428) (1,028,639) (1,442,985) (1,573,113) (1,701,936) 10,073,864 (3,564,241) (334) 1,327 (15,707,314) (7,788,425) (764,120) (380,082) (1,281,659) (478,558) 15,819,279 1,404,340 11,289 9,962 47,381,825 55,170,250 8,328,597 8,708,679 9,985,895 10,464,453 17,962,184 16,557,844 $10,955 $11,289 $31,674,511 $47,381,825 $7,564,477 $8,328,597 $8,704,236 $9,985,895 $33,781,463 $17,962,184 94 31 533,564 527,285 9,840 15,066 32,935 13,749 582,129 14,337 (98) (63) (1,737,168) (1,329,200) (43,624) (63,506) (98,416) (86,444) (162,204) (99,403) (4) (32) (1,203,604) (801,915) (33,784) (48,440) (65,481) (72,695) 419,925 (85,066)
See accompanying notes to financial statements. F-41 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ------------------------- --------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED VOLATILITY ASSET MANAGER/SM/ ASSET MANAGER/SM/ FUND II -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $96,466 $56,425 $97,717 $184,348 $(27,833) $(15,514) Net realized gain (loss) on investments 88,099 67,347 82,536 (103,087) 30,651 (18,451) Change in unrealized appreciation (depreciation) on investments (295,089) 1,442,558 3,936,923 4,144,422 535,576 550,102 Capital gain distributions -- -- 477,563 1,611,678 66,920 219,699 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (110,524) 1,566,330 4,594,739 5,837,361 605,314 735,836 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 36,917 5,033 14,970 16,023 -- -- Transfers for contract benefits and terminations (1,396,391) (1,012,546) (3,024,285) (3,860,074) (325,405) (355,508) Administrative expenses (12,271) (13,642) (27,037) (30,616) (8,914) (8,534) Transfers between subaccounts (including fixed account), net 125,417 568,158 110,746 (1,094,073) 73,835 (261,949) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,246,328) (452,997) (2,925,606) (4,968,740) (260,484) (625,991) INCREASE (DECREASE) IN NET ASSETS (1,356,852) 1,113,333 1,669,133 868,621 344,830 109,845 Net assets at beginning of year 9,682,632 8,569,299 37,629,107 36,760,486 5,036,130 4,926,285 Net assets at end of year $8,325,780 $9,682,632 $39,298,240 $37,629,107 $5,380,960 $5,036,130 CHANGE IN UNITS (NOTE 5): Units purchased 38,357 48,832 12,528 3,844 17,060 7,134 Units redeemed (93,214) (61,455) (76,561) (109,757) (32,208) (44,680) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (54,857) (12,623) (64,033) (105,913) (15,148) (37,546)
See accompanying notes to financial statements. F-42 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------------------------------- VIP VIP VIP VIP DYNAMIC CAPITAL BALANCED CONTRAFUND(R) CONTRAFUND(R) APPRECIATION PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------- $(380,464) $(180,344) $(1,202,787) $(933,671) $(1,319,846) $(1,371,391) $(29,975) $(21,646) 2,250,496 1,196,666 5,020,862 2,633,671 9,912,137 2,627,575 90,520 28,087 9,596,306 8,195,793 21,795,335 11,747,152 12,907,686 12,116,578 474,387 135,404 945,684 2,969,180 525,997 10,958,244 527,534 12,292,213 29,259 306,987 12,412,022 12,181,295 26,139,407 24,405,396 22,027,511 25,664,975 564,191 448,832 194,674 223,248 77,021 24,325 299,886 628,461 239 425 (5,413,305) (4,936,603) (9,459,325) (11,480,026) (8,118,177) (9,608,527) (256,613) (262,600) (361,222) (337,813) (100,227) (108,781) (435,439) (533,428) (5,956) (5,605) 1,262,321 1,093,835 (2,803,684) (1,481,570) (28,000,066) (13,657,573) 34,692 (17,236) (4,317,532) (3,957,333) (12,286,215) (13,046,052) (36,253,796) (23,171,067) (227,638) (285,016) 8,094,490 8,223,962 13,853,192 11,359,344 (14,226,285) 2,493,908 336,553 163,816 65,442,759 57,218,797 98,144,548 86,785,204 98,850,137 96,356,229 1,896,879 1,733,063 $73,537,249 $65,442,759 $111,997,740 $98,144,548 $84,623,852 $98,850,137 $2,233,432 $1,896,879 518,697 431,753 49,923 59,936 213,064 213,361 5,184 715 (724,048) (602,229) (234,962) (294,205) (1,573,387) (1,078,293) (10,299) (9,387) (205,351) (170,476) (185,039) (234,269) (1,360,323) (864,932) (5,115) (8,672)
-------------------------- VIP EQUITY-INCOME PORTFOLIO -- INITIAL CLASS ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $259,987 $425,954 (101,392) 321,699 (373,575) 10,769,029 3,031,585 4,635,675 2,816,605 16,152,357 137,899 31,638 (6,153,584) (7,889,558) (58,211) (69,137) (1,878,773) (966,098) (7,952,669) (8,893,155) (5,136,064) 7,259,202 73,812,852 66,553,650 $68,676,788 $73,812,852 46,397 26,753 (187,174) (193,003) (140,777) (166,250)
See accompanying notes to financial statements. F-43 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------- VIP VIP VIP GROWTH & INCOME GROWTH & INCOME EQUITY-INCOME PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 ---------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $353,304 $106,385 $98,887 $396,311 $53,481 $255,399 Net realized gain (loss) on investments 163,105 320,505 617,626 666,896 (325,228) 225,314 Change in unrealized appreciation (depreciation) on investments 9,793,020 9,662,429 (918,101) 1,885,209 (279,880) 1,592,074 Capital gain distributions 2,799,017 4,375,363 866,631 1,594,217 835,876 1,209,730 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,108,446 14,464,682 665,043 4,542,633 284,249 3,282,517 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 109,584 252,708 16,689 720 30,989 37,290 Transfers for contract benefits and terminations (8,855,602) (6,704,400) (1,659,214) (2,653,073) (1,366,388) (1,256,035) Administrative expenses (670,763) (390,665) (19,449) (25,828) (50,292) (49,924) Transfers between subaccounts (including fixed account), net 66,861,836 (1,980,518) (1,631,032) 37,813 2,353,945 (726,299) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 57,445,055 (8,822,875) (3,293,006) (2,640,368) 968,254 (1,994,968) INCREASE (DECREASE) IN NET ASSETS 70,553,501 5,641,807 (2,627,963) 1,902,265 1,252,503 1,287,549 Net assets at beginning of year 66,684,980 61,043,173 19,009,867 17,107,602 13,989,575 12,702,026 Net assets at end of year $137,238,481 $66,684,980 $16,381,904 $19,009,867 $15,242,078 $13,989,575 CHANGE IN UNITS (NOTE 5): Units purchased 5,053,130 256,605 19,164 16,064 257,129 19,538 Units redeemed (1,251,674) (734,882) (123,603) (113,251) (231,298) (116,079) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS 3,801,456 (478,277) (104,439) (97,187) 25,831 (96,541)
See accompanying notes to financial statements. F-44 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------------------------- VIP VIP VIP GROWTH GROWTH VIP VIP INVESTMENT OPPORTUNITIES OPPORTUNITIES GROWTH GROWTH GRADE BOND PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(225,090) $(163,383) $(657,424) $(158,505) $(835,159) $(649,015) $(283,707) $(314,276) $242,274 $574,374 2,000,982 1,240,842 2,897,566 867,918 4,189,002 3,648,821 2,062,978 873,225 962,482 161,952 5,806,524 1,795,078 19,357,208 1,214,127 14,015,759 9,837,353 2,594,916 3,820,186 3,482,725 4,918,319 910,801 1,026,840 1,222,990 974,993 6,291,377 3,771,081 2,135,045 1,327,052 28,311 -- 8,493,217 3,899,377 22,820,340 2,898,533 23,660,979 16,608,240 6,509,232 5,706,187 4,715,792 5,654,645 10,580 -- 11,427 6,394 64,676 8,996 37,821 532,953 36,942 58,097 (2,785,575) (1,452,145) (4,055,336) (1,518,954) (6,196,150) (8,191,969) (2,433,840) (2,081,712) (6,712,611) (9,739,397) (12,725) (11,020) (330,930) (40,284) (47,985) (50,926) (51,479) (70,043) (692,209) (740,247) 2,795,853 291,347 57,863,214 (1,070,058) (1,618,790) (1,177,862) (5,106,566) (937,266) 1,049,872 3,984,113 8,133 (1,171,818) 53,488,375 (2,622,902) (7,798,249) (9,411,761) (7,554,064) (2,556,068) (6,318,006) (6,437,434) 8,501,350 2,727,559 76,308,715 275,631 15,862,730 7,196,479 (1,044,832) 3,150,119 (1,602,214) (782,789) 13,155,983 10,428,424 7,307,223 7,031,592 61,520,024 54,323,545 21,867,389 18,717,270 75,093,603 75,876,392 $21,657,333 $13,155,983 $83,615,938 $7,307,223 $77,382,754 $61,520,024 $20,822,557 $21,867,389 $73,491,389 $75,093,603 77,204 79,560 1,864,658 181,840 25,302 14,063 41,657 49,699 1,368,842 1,216,420 (99,266) (113,944) (475,752) (255,230) (115,674) (156,353) (293,155) (173,749) (1,851,551) (1,686,316) (22,062) (34,384) 1,388,906 (73,390) (90,372) (142,290) (251,498) (124,050) (482,709) (469,896)
See accompanying notes to financial statements. F-45 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ----------------------------------------------------------------------------- VIP VIP VIP MID CAP MID CAP OVERSEAS PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(6) $-- $(857,538) $(974,053) $(106,130) $24,145 Net realized gain (loss) on investments (1) 39 (2,342,418) (865,913) 376,382 672,672 Change in unrealized appreciation (depreciation) on investments 1,234 720 8,193,051 9,506,852 1,187,781 1,795,651 Capital gain distributions -- 1,058 -- 11,682,974 52,326 513,727 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,227 1,817 4,993,095 19,349,860 1,510,359 3,006,195 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 40,554 627,269 39,957 3,920 Transfers for contract benefits and terminations -- (3,537) (7,590,939) (11,473,266) (1,183,717) (3,597,837) Administrative expenses -- -- (338,193) (565,300) (13,108) (16,184) Transfers between subaccounts (including fixed account), net 1 1 (38,876,173) (3,089,991) (229,159) (364,250) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 1 (3,536) (46,764,751) (14,501,288) (1,386,027) (3,974,351) INCREASE (DECREASE) IN NET ASSETS 1,228 (1,719) (41,771,656) 4,848,572 124,332 (968,156) Net assets at beginning of year 7,095 8,814 99,610,615 94,762,043 12,317,719 13,285,875 Net assets at end of year $8,323 $7,095 $57,838,959 $99,610,615 $12,442,051 $12,317,719 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 550,434 451,262 10,589 27,926 Units redeemed -- (73) (2,686,326) (962,058) (56,989) (160,371) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS -- (73) (2,135,892) (510,796) (46,400) (132,445)
See accompanying notes to financial statements. F-46 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --------------------------------------------------------------------------------------------------------- FRANKLIN VIP FRANKLIN FRANKLIN LARGE CAP VALUE STRATEGIES ALLOCATION INCOME GROWTH PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(9,837) $(2,630) $(199,974) $898,102 $7,638,904 $8,088,254 $(3,793) $(2,641) (26,007) (40,574) (2,281,845) (1,232,665) (2,694,716) 1,243,682 19,167 6,498 104,118 423,280 (5,755,160) 5,520,651 (9,841,362) 17,490,422 53,905 21,984 112,283 204,869 12,264,891 3,544,900 163,594 3,857,358 15,412 22,698 180,557 584,945 4,027,912 8,730,988 (4,733,580) 30,679,716 84,691 48,539 -- 10,000 2,296 104,784 173,386 70,856 -- -- (146,972) (250,518) (5,087,403) (6,536,850) (22,590,910) (26,834,344) (17,115) (16,429) (5,999) (6,446) (372,756) (409,934) (983,829) (1,082,709) (639) (757) 387,487 (138,349) (3,343,570) (3,245,603) (3,325,589) (9,548,532) 92,752 (19,424) 234,516 (385,313) (8,801,433) (10,087,603) (26,726,942) (37,394,729) 74,998 (36,610) 415,073 199,632 (4,773,521) (1,356,615) (31,460,522) (6,715,013) 159,689 11,929 2,180,107 1,980,475 51,619,662 52,976,277 228,613,470 235,328,483 171,988 160,059 $2,595,180 $2,180,107 $46,846,141 $51,619,662 $197,152,948 $228,613,470 $331,677 $171,988 24,667 6,096 202,366 265,357 1,121,677 1,127,366 6,257 41 (14,197) (24,077) (861,739) (1,030,937) (2,779,874) (3,235,632) (3,057) (1,358) 10,470 (17,981) (659,373) (765,580) (1,658,197) (2,108,266) 3,200 (1,317)
-------------------------- FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $119,303 $21,638 (141,594) 304,639 (991,011) 785,145 361,614 1,088,637 (651,688) 2,200,059 16,512 10,491 (537,750) (1,580,147) (54,773) (65,663) (43,857) (1,313,228) (619,868) (2,948,547) (1,271,556) (748,488) 11,058,341 11,806,829 $9,786,785 $11,058,341 80,053 39,025 (103,632) (181,043) (23,579) (142,018)
See accompanying notes to financial statements. F-47 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) ----------------------------------------------------------------------------- TEMPLETON TEMPLETON TEMPLETON FOREIGN FOREIGN GLOBAL BOND VIP FUND -- VIP FUND -- VIP FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $82,986 $24,983 $10,848 $(151) $300,483 $296,594 Net realized gain (loss) on investments (180,024) (100,579) (76,361) (8,007) (200,954) (22,314) Change in unrealized appreciation (depreciation) on investments (90,643) 577,049 (3,942) 60,639 (403,083) (224,527) Capital gain distributions -- 51,429 -- 5,956 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (187,681) 552,882 (69,455) 58,437 (303,554) 49,753 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,369 8,668 1,412 -- 1,563 720 Transfers for contract benefits and terminations (594,774) (744,214) (20,055) (43,556) (672,606) (410,452) Administrative expenses (7,447) (9,572) (735) (1,134) (6,576) (7,879) Transfers between subaccounts (including fixed account), net (18,541) (220,318) (299,365) (919) (286,602) (97,727) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (618,393) (965,436) (318,743) (45,609) (964,221) (515,338) INCREASE (DECREASE) IN NET ASSETS (806,074) (412,554) (388,198) 12,828 (1,267,775) (465,585) Net assets at beginning of year 4,986,774 5,399,328 574,277 561,449 4,922,719 5,388,304 Net assets at end of year $4,180,700 $4,986,774 $186,079 $574,277 $3,654,944 $4,922,719 CHANGE IN UNITS (NOTE 5): Units purchased 21,030 20,241 9,448 6,563 11,690 3,893 Units redeemed (68,234) (88,448) (39,401) (9,490) (65,920) (31,729) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (47,204) (68,207) (29,953) (2,927) (54,230) (27,836)
See accompanying notes to financial statements. F-48 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------------------------------------- TEMPLETON GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GROWTH GOVERNMENT MONEY LARGE CAP MID CAP VIP FUND -- MARKET FUND -- VALUE FUND -- VALUE FUND -- CLASS 2 SHARES SERVICE SHARES INSTITUTIONAL SHARES INSTITUTIONAL SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $91,730 $91,651 $(1,722,922) $329,139 $(1,044) $2,020 $(232,070) $(228,182) (335,398) (301,353) -- -- (157,628) (132,069) (35,720) 110,414 432,188 (306,649) -- -- 205,789 1,188,719 1,538,064 7,204,390 -- 1,391,057 -- -- 99,855 208,559 436,812 1,147,056 188,520 874,706 (1,722,922) 329,139 146,972 1,267,229 1,707,086 8,233,678 17,450 13,700 1,089,768 395,665 4,321 1,947 18,205 1,600 (211,461) (1,004,398) (103,781,790) (99,396,416) (458,066) (585,471) (2,829,111) (4,434,132) (39,830) (45,259) (383,849) (332,792) (7,417) (9,361) (42,676) (54,574) (681,309) (161,099) 121,855,233 84,813,444 132,346 (111,410) (638,433) (1,177,042) (915,150) (1,197,056) 18,779,362 (14,520,099) (328,816) (704,295) (3,492,015) (5,664,148) (726,630) (322,350) 17,056,440 (14,190,960) (181,844) 562,934 (1,784,929) 2,569,530 7,033,899 7,356,249 112,712,157 126,903,117 6,049,414 5,486,480 32,551,855 29,982,325 $6,307,269 $7,033,899 $129,768,597 $112,712,157 $5,867,570 $6,049,414 $30,766,926 $32,551,855 49,848 69,727 19,763,166 15,903,517 23,859 4,358 28,948 32,204 (127,304) (175,261) (17,741,224) (17,485,615) (39,450) (41,345) (114,356) (170,424) (77,456) (105,534) 2,021,942 (1,582,098) (15,591) (36,987) (85,408) (138,220)
JPMORGAN INSURANCE TRUST ------------------------- JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO -- CLASS 1 ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $561 $19,104 50,114 (2,959) 84,775 144,912 -- -- 135,450 161,057 -- -- (198,305) (242,484) (3,398) (3,864) (137,222) 5,535 (338,925) (240,813) (203,475) (79,756) 2,579,187 2,658,943 $2,375,712 $2,579,187 50,918 34,124 (72,179) (50,479) (21,261) (16,355)
See accompanying notes to financial statements. F-49 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JPMORGAN INSURANCE TRUST (CONTINUED) ----------------------------------------------------------------------------- JPMORGAN JPMORGAN JPMORGAN INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(287) $(894) $(1,384) $(1,408) $(12,730) $(13,838) Net realized gain (loss) on investments (17,627) 5,238 3,944 2,510 125,908 65,738 Change in unrealized appreciation (depreciation) on investments (12,536) 49,153 28,114 7,424 53,085 204,553 Capital gain distributions 19,798 23,049 5,788 11,285 77,969 95,254 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (10,652) 76,546 36,462 19,811 244,232 351,707 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- -- -- 2,696 -- Transfers for contract benefits and terminations (17,319) (26,715) (10,519) (11,857) (101,560) (129,247) Administrative expenses (436) (519) (100) (95) (1,629) (1,766) Transfers between subaccounts (including fixed account), net (85,254) (38,935) 44,008 (8,055) (349,336) (166,593) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (103,009) (66,169) 33,389 (20,007) (449,829) (297,606) INCREASE (DECREASE) IN NET ASSETS (113,661) 10,377 69,851 (196) (205,597) 54,101 Net assets at beginning of year 342,206 331,829 92,598 92,794 1,351,144 1,297,043 Net assets at end of year $228,545 $342,206 $162,449 $92,598 $1,145,547 $1,351,144 CHANGE IN UNITS (NOTE 5): Units purchased 6,964 2,202 8,247 1,099 9,017 5,552 Units redeemed (12,863) (5,344) (4,939) (1,918) (22,151) (16,449) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (5,899) (3,142) 3,308 (819) (13,134) (10,897)
See accompanying notes to financial statements. F-50 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES --------------------------------------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON HENDERSON BALANCED PORTFOLIO -- BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- ENTERPRISE PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $631,610 $308,790 $270,237 $(140,703) $(566,819) $(581,176) $(77,138) $(83,791) 3,486,841 2,744,076 4,947,054 4,653,832 3,076,235 3,828,761 397,977 360,753 2,987,255 7,605,029 5,007,105 11,092,841 1,584,474 7,262,018 98,905 944,878 638,662 1,796,747 923,575 2,568,535 3,095,511 2,734,641 386,473 354,112 7,744,368 12,454,642 11,147,971 18,174,505 7,189,401 13,244,244 806,217 1,575,952 122,686 23,466 172,641 399,549 28,168 6,967 1,531 752 (6,945,957) (7,687,533) (9,348,626) (10,127,153) (4,630,054) (5,944,424) (696,452) (753,391) (69,045) (81,072) (466,310) (478,442) (45,886) (55,268) (8,807) (10,067) (1,214,309) 163,058 (1,865,344) 3,120,414 (1,686,860) (655,288) (147,226) 29,100 (8,106,625) (7,582,081) (11,507,639) (7,085,632) (6,334,632) (6,648,013) (850,954) (733,606) (362,257) 4,872,561 (359,668) 11,088,873 854,769 6,596,231 (44,737) 842,346 67,980,598 63,108,037 104,197,065 93,108,192 47,919,772 41,323,541 5,787,442 4,945,096 $67,618,341 $67,980,598 $103,837,397 $104,197,065 $48,774,541 $47,919,772 $5,742,705 $5,787,442 77,455 54,506 394,683 674,814 17,030 33,873 10,397 5,334 (248,503) (223,061) (823,196) (869,175) (113,554) (140,471) (56,271) (40,102) (171,048) (168,555) (428,513) (194,361) (96,524) (106,598) (45,874) (34,768)
-------------------------- JANUS HENDERSON FLEXIBLE BOND PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $132,109 $171,230 48,331 (59,573) 590,381 601,477 -- -- 770,821 713,134 2,425 1,236 (1,429,575) (1,182,332) (13,373) (14,634) 648,798 309,569 (791,725) (886,161) (20,904) (173,027) 9,257,345 9,430,372 $9,236,441 $9,257,345 38,278 35,981 (71,186) (71,885) (32,908) (35,904)
See accompanying notes to financial statements. F-51 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON GLOBAL RESEARCH FORTY PORTFOLIO -- FORTY PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(295,066) $(476,815) $(132,318) $(188,990) $(201,648) $(158,745) Net realized gain (loss) on investments 2,067,788 1,042,180 639,310 282,800 2,142,010 3,476,427 Change in unrealized appreciation (depreciation) on investments 8,364,397 7,138,008 3,125,632 2,509,163 2,184,457 3,395,313 Capital gain distributions 2,589,471 2,879,922 1,019,015 1,041,930 1,793,620 2,125,240 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 12,726,590 10,583,295 4,651,639 3,644,903 5,918,439 8,838,235 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 13,622 3,830 96,238 9,217 34,932 8,269 Transfers for contract benefits and terminations (4,429,194) (4,498,302) (1,483,353) (1,481,987) (3,318,600) (7,076,647) Administrative expenses (41,354) (45,726) (45,011) (42,942) (30,105) (35,986) Transfers between subaccounts (including fixed account), net (745,926) (554,627) (290,566) 108,555 (444,607) (745,101) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (5,202,852) (5,094,825) (1,722,692) (1,407,157) (3,758,380) (7,849,465) INCREASE (DECREASE) IN NET ASSETS 7,523,738 5,488,470 2,928,947 2,237,746 2,160,059 988,770 Net assets at beginning of year 37,120,665 31,632,195 13,296,382 11,058,636 36,410,011 35,421,241 Net assets at end of year $44,644,403 $37,120,665 $16,225,329 $13,296,382 $38,570,070 $36,410,011 CHANGE IN UNITS (NOTE 5): Units purchased 34,200 20,071 37,770 46,540 25,926 16,869 Units redeemed (108,991) (116,772) (83,527) (95,871) (140,950) (218,731) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (74,791) (96,701) (45,757) (49,331) (115,024) (201,862)
See accompanying notes to financial statements. F-52 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS HENDERSON GLOBAL TECHNOLOGY AND HENDERSON HENDERSON GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(24,831) $(19,937) $(161,070) $(94,397) $(20,317) $81,536 $(6,545) $6,034 168,809 205,437 1,382,872 555,276 (519,807) (855,600) 3,628 (16,473) 186,284 318,021 2,307,495 1,988,746 3,035,923 5,034,085 277,534 483,722 149,755 181,071 939,627 617,155 -- -- -- -- 480,017 684,592 4,468,924 3,066,780 2,495,799 4,260,021 274,617 473,283 3 306 19,645 11,819 5,295 2,436 -- -- (338,181) (397,246) (1,294,730) (955,639) (1,273,539) (2,118,912) (257,804) (166,138) (4,662) (4,913) (18,965) (17,191) (21,331) (24,983) (4,075) (4,451) (16,052) (60,185) (270,224) 55,310 (568,436) (621,928) (1,050) (34,661) (358,892) (462,038) (1,564,274) (905,701) (1,858,011) (2,763,387) (262,929) (205,250) 121,125 222,554 2,904,650 2,161,079 637,788 1,496,634 11,688 268,033 2,942,826 2,720,272 9,593,171 7,432,092 19,830,655 18,334,021 2,286,672 2,018,639 $3,063,951 $2,942,826 $12,497,821 $9,593,171 $20,468,443 $19,830,655 $2,298,360 $2,286,672 2,533 2,389 97,521 30,278 25,750 14,323 17,757 215 (31,969) (42,387) (162,691) (85,981) (88,468) (110,196) (37,111) (15,305) (29,436) (39,998) (65,170) (55,703) (62,718) (95,873) (19,354) (15,090)
-------------------------- JANUS HENDERSON RESEARCH PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(362,530) $(372,085) 2,132,907 2,407,259 6,625,426 5,085,572 3,350,410 4,027,207 11,746,213 11,147,953 18,070 6,563 (3,619,223) (5,705,893) (40,158) (44,349) (1,150,494) (698,311) (4,791,805) (6,441,990) 6,954,408 4,705,963 40,525,890 35,819,927 $47,480,298 $40,525,890 14,797 41,745 (113,416) (219,612) (98,619) (177,867)
See accompanying notes to financial statements. F-53 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST ------------------------- --------------------------------------------------- JANUS CLEARBRIDGE CLEARBRIDGE HENDERSON VARIABLE AGGRESSIVE VARIABLE DIVIDEND RESEARCH PORTFOLIO -- GROWTH PORTFOLIO -- STRATEGY PORTFOLIO -- SERVICE SHARES CLASS II CLASS I ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(38,177) $(38,332) $(54,438) $(46,370) $(2,481) $275 Net realized gain (loss) on investments 327,625 171,395 81,984 5,828 160,856 286,559 Change in unrealized appreciation (depreciation) on investments 307,844 409,514 302,240 1,061,287 (17,590) 468,381 Capital gain distributions 271,600 322,184 510,234 101,053 33,647 310,159 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 868,892 864,761 840,020 1,121,798 174,432 1,065,374 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 3 -- 90 12,047 1,505 2,000 Transfers for contract benefits and terminations (569,507) (427,094) (364,890) (457,509) (531,617) (561,929) Administrative expenses (4,709) (4,492) (22,126) (22,349) (6,424) (7,079) Transfers between subaccounts (including fixed account), net (64,126) (5,364) (242,518) (108,763) 76,731 (27,486) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (638,339) (436,950) (629,444) (576,574) (459,805) (594,494) INCREASE (DECREASE) IN NET ASSETS 230,553 427,811 210,576 545,224 (285,373) 470,880 Net assets at beginning of year 3,178,647 2,750,836 5,773,923 5,228,699 4,357,247 3,886,367 Net assets at end of year $3,409,200 $3,178,647 $5,984,499 $5,773,923 $4,071,874 $4,357,247 CHANGE IN UNITS (NOTE 5): Units purchased 12,725 4,578 8,276 10,028 15,053 23,004 Units redeemed (44,305) (32,977) (26,777) (28,869) (38,728) (54,347) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (31,580) (28,399) (18,501) (18,841) (23,675) (31,343)
See accompanying notes to financial statements. F-54 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED) ------------------------------------------------------ CLEARBRIDGE CLEARBRIDGE VARIABLE DIVIDEND VARIABLE LARGE CAP STRATEGY PORTFOLIO -- VALUE PORTFOLIO -- CLASS II CLASS I ------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 ------------------------------------------------------ $(36,645) $(40,026) $(23,420) $23,204 647,556 468,564 90,276 257,313 (610,744) 984,471 (1,118,490) 2,102,031 40,185 568,550 1,383,122 862,886 40,352 1,981,559 331,488 3,245,434 1,150 200,688 9,152 23,537 (631,317) (773,530) (1,228,901) (1,428,596) (9,318) (22,409) (28,462) (31,349) (2,720,450) (1,007,651) (143,221) 352,503 (3,359,935) (1,602,902) (1,391,432) (1,083,905) (3,319,583) 378,657 (1,059,944) 2,161,529 7,827,152 7,448,495 14,896,293 12,734,764 $4,507,569 $7,827,152 $13,836,349 $14,896,293 29,496 21,008 27,723 64,210 (195,165) (107,951) (88,276) (111,792) (165,669) (86,943) (60,553) (47,582)
MFS(R) VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------- MFS(R) MFS(R) MFS(R) INVESTORS TRUST NEW DISCOVERY TOTAL RETURN SERIES -- SERVICE SERIES -- SERVICE SERIES -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ----------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------- $(51,567) $(52,435) $(280,195) $(250,647) $59,563 $79,573 174,783 303,248 240,332 254,939 637,310 869,494 266,112 709,288 5,304,455 1,450,387 694,008 4,425,727 142,006 285,470 1,953,595 3,409,179 949,165 1,044,276 531,334 1,245,571 7,218,187 4,863,858 2,340,046 6,419,070 2,108 2,545 133,844 160,890 23,281 249,751 (493,982) (665,326) (1,498,292) (1,325,746) (3,196,566) (3,811,931) (9,578) (10,585) (55,778) (47,671) (178,840) (199,767) (12,339) (344,720) (843,313) 3,663,072 (862,163) (1,679,569) (513,791) (1,018,086) (2,263,539) 2,450,545 (4,214,288) (5,441,516) 17,543 227,485 4,954,648 7,314,403 (1,874,242) 977,554 4,994,591 4,767,106 18,400,607 11,086,204 38,895,834 37,918,280 $5,012,134 $4,994,591 $23,355,255 $18,400,607 $37,021,592 $38,895,834 983 3,630 27,458 162,409 167,265 208,126 (21,639) (51,154) (97,421) (96,150) (417,058) (504,448) (20,656) (47,524) (69,963) 66,259 (249,793) (296,322)
See accompanying notes to financial statements. F-55 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
MFS(R) VARIABLE INSURANCE TRUST (CONTINUED) MFS(R) VARIABLE INSURANCE TRUST II ------------------------- --------------------------------------------------- MFS(R) MFS(R) MFS(R) MASSACHUSETTS UTILITIES INCOME INVESTORS GROWTH STOCK SERIES -- SERVICE PORTFOLIO -- SERVICE PORTFOLIO -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $72,830 $294,603 $494 $525 $(84,649) $(83,367) Net realized gain (loss) on investments 313,300 650,865 22 96 389,299 196,372 Change in unrealized appreciation (depreciation) on investments (394,583) 1,805,778 1,235 1,882 302,905 1,474,719 Capital gain distributions 297,067 40,010 -- -- 602,288 531,235 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 288,614 2,791,256 1,751 2,503 1,209,843 2,118,959 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 1,526 1,715 -- -- 7,969 4,300 Transfers for contract benefits and terminations (925,284) (1,915,282) -- -- (595,982) (617,163) Administrative expenses (30,608) (39,599) (140) (137) (12,095) (13,153) Transfers between subaccounts (including fixed account), net (868,791) (596,633) 326 (4,544) (561,239) (682,493) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,823,157) (2,549,799) 186 (4,681) (1,161,347) (1,308,509) INCREASE (DECREASE) IN NET ASSETS (1,534,543) 241,457 1,937 (2,178) 48,496 810,450 Net assets at beginning of year 13,257,552 13,016,095 23,568 25,746 6,771,791 5,961,341 Net assets at end of year $11,723,009 $13,257,552 $25,505 $23,568 $6,820,287 $6,771,791 CHANGE IN UNITS (NOTE 5): Units purchased 14,440 28,656 76 35 11,615 20,082 Units redeemed (69,921) (110,570) (63) (433) (75,475) (102,036) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (55,481) (81,914) 13 (398) (63,860) (81,954)
See accompanying notes to financial statements. F-56 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE INSURANCE TRUST --------------------------------------------------------------------------------------------------------------------------------- INTERNATIONAL LONG-TERM HIGH YIELD BOND PORTFOLIO U.S. GOVERNMENT LOW DURATION ALL ASSET PORTFOLIO -- (U.S. DOLLAR HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADVISOR ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $144,594 $65,105 $1,192,849 $1,435,536 $80,359 $4,324 $(5,693) $141,824 $(399,070) $457,471 (62,004) (17,031) (109,421) 81,256 15,350 35,950 3,042,219 535,659 (21,540) (126,247) 136,819 507,436 (137,292) 3,638,381 (29,458) 55,803 1,737,932 3,520,084 888,314 649,153 -- -- -- -- -- 14,188 313,868 -- -- -- 219,409 555,510 946,136 5,155,173 66,251 110,265 5,088,326 4,197,567 467,704 980,377 14 2,067 85,215 30,201 -- 18 66,058 73,814 59,659 69,759 (483,003) (593,857) (3,765,994) (5,019,216) (239,240) (430,051) (4,368,808) (4,562,276) (6,219,801) (4,683,465) (18,981) (23,437) (250,601) (296,397) (3,667) (4,353) (348,931) (279,724) (518,916) (349,299) (418,741) (724,312) (11,818,397) 5,985,277 (5,649) 9,363 12,266,596 4,463,271 51,156,495 1,729,897 (920,711) (1,339,539) (15,749,777) 699,865 (248,556) (425,023) 7,614,915 (304,915) 44,477,437 (3,233,108) (701,302) (784,029) (14,803,641) 5,855,038 (182,305) (314,758) 12,703,241 3,892,652 44,945,141 (2,252,731) 5,118,159 5,902,188 46,333,659 40,478,621 1,851,318 2,166,076 38,539,041 34,646,389 41,893,071 44,145,802 $4,416,857 $5,118,159 $31,530,018 $46,333,659 $1,669,013 $1,851,318 $51,242,282 $38,539,041 $86,838,212 $41,893,071 12,464 10,815 272,283 579,536 2,838 4,097 1,196,635 719,325 5,336,657 770,693 (74,596) (98,599) (1,139,047) (493,473) (14,574) (24,859) (834,297) (678,876) (1,534,498) (1,039,398) (62,132) (87,784) (866,764) 86,063 (11,736) (20,762) 362,338 40,449 3,802,159 (268,705)
See accompanying notes to financial statements. F-57 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE STATE STREET VARIABLE INSURANCE TRUST INSURANCE SERIES FUNDS, (CONTINUED) RYDEX VARIABLE TRUST INC. --------------------------- ------------------------- ------------------------- TOTAL RETURN PORTFOLIO -- INCOME ADMINISTRATIVE NASDAQ -- V.I.S. FUND -- CLASS SHARES 100(R) FUND CLASS 1 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $744,205 $2,271,200 $(73,060) $(67,307) $125,053 $(198,917) Net realized gain (loss) on investments 1,705,942 (322,009) 273,658 132,907 194,418 9,717 Change in unrealized appreciation (depreciation) on investments 5,645,600 8,811,657 1,256,084 1,223,706 364,452 1,232,237 Capital gain distributions 1,683,828 -- 696,325 112,927 43,770 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 9,779,575 10,760,848 2,153,007 1,402,233 727,693 1,043,037 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 108,872 190,482 -- 23,800 4,482 22,024 Transfers for contract benefits and terminations (14,812,664) (18,846,058) (350,302) (279,604) (1,621,377) (1,732,426) Administrative expenses (968,636) (1,117,888) (20,509) (15,943) (42,338) (47,156) Transfers between subaccounts (including fixed account), net (8,196,370) (220,079) (97,388) 137,196 1,229,936 (464,956) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (23,868,798) (19,993,543) (468,199) (134,551) (429,297) (2,222,514) INCREASE (DECREASE) IN NET ASSETS (14,089,223) (9,232,695) 1,684,808 1,267,682 298,396 (1,179,477) Net assets at beginning of year 156,073,379 165,306,074 5,360,936 4,093,254 14,602,964 15,782,441 Net assets at end of year $141,984,156 $156,073,379 $7,045,744 $5,360,936 $14,901,360 $14,602,964 CHANGE IN UNITS (NOTE 5): Units purchased 1,840,679 1,740,760 14,939 20,082 161,637 32,438 Units redeemed (3,311,772) (2,949,377) (33,076) (22,217) (197,901) (179,286) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1,471,093) (1,208,617) (18,137) (2,135) (36,264) (146,848)
See accompanying notes to financial statements. F-58 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) --------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP EQUITY SECURITIES INDEX EQUITY V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(434,576) $(418,555) $(394,175) $(97,055) $309,228 $(241,260) $(369,986) $(431,289) 1,317,802 624,637 (1,093,949) 282,494 9,650,183 8,056,833 (867,785) (127,040) 4,333,154 4,754,489 (1,525,878) 6,374,008 (1,659,718) 20,043,457 3,381,797 4,549,053 2,802,061 3,252,046 498,643 2,934,009 10,890,636 8,318,067 803,829 2,034,764 8,018,441 8,212,617 (2,515,359) 9,493,456 19,190,329 36,177,097 2,947,855 6,025,488 95,296 18,064 14,428 38,814 702,643 459,638 21,357 28,227 (2,868,537) (2,631,972) (3,660,175) (4,293,387) (13,206,548) (14,444,531) (1,950,913) (2,927,403) (61,948) (61,982) (190,993) (215,005) (285,649) (305,423) (66,325) (79,358) (2,616,423) (1,017,931) (315,617) (1,233,503) (11,517,048) (1,038,770) (141,910) (884,183) (5,451,612) (3,693,821) (4,152,357) (5,703,081) (24,306,602) (15,329,086) (2,137,791) (3,862,717) 2,566,829 4,518,796 (6,667,716) 3,790,375 (5,116,273) 20,848,011 810,064 2,162,771 29,439,040 24,920,244 44,195,430 40,405,055 151,070,693 130,222,682 28,348,930 26,186,159 $32,005,869 $29,439,040 $37,527,714 $44,195,430 $145,954,420 $151,070,693 $29,158,994 $28,348,930 23,632 17,942 316,631 176,439 206,160 288,608 90,435 29,180 (184,997) (157,831) (355,530) (342,450) (1,070,396) (751,938) (158,348) (139,093) (161,365) (139,889) (38,899) (166,011) (864,236) (463,330) (67,913) (109,913)
---------------------------- TOTAL RETURN V.I.S. FUND -- CLASS 1 SHARES --------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 --------------------------- $1,923,194 $4,980,412 (11,645,024) (11,588,647) 39,802,574 103,665,993 -- -- 30,080,744 97,057,758 3,438,231 3,970,654 (48,639,667) (67,636,442) (275,638) (328,565) (5,518,712) (3,167,612) (50,995,786) (67,161,965) (20,915,042) 29,895,793 751,079,170 721,183,377 $730,164,128 $751,079,170 3,101,788 1,847,735 (5,895,331) (5,578,317) (2,793,543) (3,730,582)
See accompanying notes to financial statements. F-59 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS ----------------------------------------------------- ------------------------- ALGER TOTAL U.S. LARGE CAP RETURN EQUITY GROWTH V.I.S. FUND -- V.I.S. FUND -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(1,237,022) $372,617 $(206,848) $(187,337) $(381,134) $(388,174) Net realized gain (loss) on investments (7,613,364) (8,287,842) 591,662 647,572 2,006,318 981,911 Change in unrealized appreciation (depreciation) on investments 22,383,553 67,279,342 1,929,663 3,746,647 9,061,938 4,880,665 Capital gain distributions -- -- 1,597,555 1,235,374 4,903,568 477,611 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,533,167 59,364,117 3,912,032 5,442,256 15,590,690 5,952,013 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 462,677 760,970 7,485 11,657 25,959 4,510 Transfers for contract benefits and terminations (42,488,632) (53,170,474) (1,709,377) (2,409,357) (3,181,982) (4,086,662) Administrative expenses (2,594,607) (2,788,962) (54,081) (58,696) (31,284) (30,679) Transfers between subaccounts (including fixed account), net (10,476,953) (13,691,891) (921,987) (1,071,159) (338,302) (846,637) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (55,097,515) (68,890,357) (2,677,960) (3,527,555) (3,525,609) (4,959,468) INCREASE (DECREASE) IN NET ASSETS (41,564,348) (9,526,240) 1,234,072 1,914,701 12,065,081 992,545 Net assets at beginning of year 457,614,367 467,140,607 21,421,274 19,506,573 25,694,700 24,702,155 Net assets at end of year $416,050,019 $457,614,367 $22,655,346 $21,421,274 $37,759,781 $25,694,700 CHANGE IN UNITS (NOTE 5): Units purchased 2,049,298 2,119,411 26,727 27,852 34,364 15,344 Units redeemed (6,200,633) (7,094,624) (125,726) (177,711) (124,819) (202,628) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (4,151,335) (4,975,213) (98,999) (149,859) (90,455) (187,284)
See accompanying notes to financial statements. F-60 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE ALGER PORTFOLIOS (CONTINUED) THE PRUDENTIAL SERIES FUND --------------------------------------------------------------------------------------------------------------------------------- ALGER SP SMALL CAP JENNISON NATURAL INTERNATIONAL GROWTH 20/20 FOCUS JENNISON RESOURCES GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS I-2 SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(84,959) $(271,478) $(78,055) $(80,722) $(97,669) $(82,835) $(427,318) $(577,882) $-- $-- 1,297,802 676,144 560,779 462,331 735,225 453,617 (3,022,278) (896,778) -- 11 7,910,624 3,101,881 822,267 837,729 2,173,049 1,052,222 4,576,377 4,363,877 -- 7 1,414,625 963,120 -- -- -- -- -- -- -- -- 10,538,092 4,469,667 1,304,991 1,219,338 2,810,605 1,423,004 1,126,781 2,889,217 -- 18 2,659 6,738 3,909 1,378 241,200 392,724 15,612 25,320 -- -- (2,303,089) (2,449,987) (343,345) (591,890) (263,754) (301,113) (2,191,909) (3,560,184) -- (184) (24,703) (25,554) (16,908) (18,864) (31,642) (25,585) (256,015) (326,576) -- -- (1,111,704) (986,076) (509,539) (195,076) 1,424,967 (674,756) (12,241,774) 1,802,726 -- (4) (3,436,837) (3,454,879) (865,883) (804,452) 1,370,771 (608,730) (14,674,086) (2,058,714) -- (188) 7,101,255 1,014,788 439,108 414,886 4,181,376 814,274 (13,547,305) 830,503 -- (170) 18,056,522 17,041,734 5,308,529 4,893,643 5,678,309 4,864,035 33,708,231 32,877,728 -- 170 $25,157,777 $18,056,522 $5,747,637 $5,308,529 $9,859,685 $5,678,309 $20,160,926 $33,708,231 $-- $-- 23,744 57,989 2,487 1,611 49,980 13,717 1,975,495 1,229,536 -- -- (117,141) (181,553) (24,806) (25,710) (34,034) (29,340) (4,529,333) (1,537,573) -- (14) (93,397) (123,564) (22,319) (24,099) 15,946 (15,623) (2,553,838) (308,037) -- (14)
See accompanying notes to financial statements. F-61 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE PRUDENTIAL SERIES WELLS FARGO VARIABLE FUND (CONTINUED) TRUST ------------------------- ------------------------- SP PRUDENTIAL WELLS FARGO U.S. EMERGING VT OMEGA GROWTH GROWTH PORTFOLIO -- FUND -- CLASS II SHARES CLASS 2 ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 -------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(346) $(285) $(118,514) $(121,836) Net realized gain (loss) on investments 253 720 1,921,551 186,655 Change in unrealized appreciation (depreciation) on investments 8,895 4,811 104,617 1,280,165 Capital gain distributions -- -- 661,478 978,561 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 8,802 5,246 2,569,132 2,323,545 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 250,261 424,147 Transfers for contract benefits and terminations -- (943) (442,835) (641,904) Administrative expenses (28) (28) (33,379) (39,803) Transfers between subaccounts (including fixed account), net -- (1) (6,712,783) (636,304) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (28) (972) (6,938,736) (893,864) INCREASE (DECREASE) IN NET ASSETS 8,774 4,274 (4,369,604) 1,429,681 Net assets at beginning of year 19,747 15,473 8,325,333 6,895,652 Net assets at end of year $28,521 $19,747 $3,955,729 $8,325,333 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 15,216 20,061 Units redeemed (1) (36) (176,584) (48,867) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1) (36) (161,368) (28,806)
See accompanying notes to financial statements. F-62 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements December 31, 2020 (1)DESCRIPTION OF ENTITY Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"). On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York. GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business. GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC does business in Bermuda, the District of Columbia and all states, except New York. COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products. F-63 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values. The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law. Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund). The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account. The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account. During the years ended December 31, 2020 and 2019, the following portfolio names were changed:
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- ------------------- American Century Variable Portfolios, American Century Variable Portfolios, September 25, 2020 Inc. -- VP Income & Growth Fund -- Inc. -- VP Disciplined Core Value Class I Fund -- Class I MFS(R) Variable Insurance Trust II -- MFS(R) Variable Insurance Trust II -- September 1, 2020 MFS(R) Strategic Income Portfolio MFS(R) Income Portfolio -- Service -- Service Class Shares Class Shares Janus Aspen Series -- Janus Henderson Janus Aspen Series -- Janus Henderson April 29, 2020 Global Technology Portfolio -- Global Technology and Innovation Service Shares Portfolio -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Primary Shares Fund II -- Primary Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Service Shares Fund II -- Service Shares
F-64 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- -------------------------------------- --------------- Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Kaufmann Fund II -- Federated Hermes Kaufmann Fund II Service Shares -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Managed Volatility Fund Federated Hermes Managed Volatility II -- Primary Shares Fund II -- Primary Shares Dreyfus -- Dreyfus Investment BNY Mellon -- BNY Mellon Investment June 3, 2019 Portfolios MidCap Stock Portfolio Portfolios -- MidCap Stock -- Initial Shares Portfolio -- Initial Shares Dreyfus -- Dreyfus Variable BNY Mellon -- BNY Mellon Variable June 3, 2019 Investment Fund -- Government Money Investment Fund -- Government Money Market Portfolio Market Portfolio Dreyfus -- The Dreyfus Sustainable BNY Mellon -- BNY Mellon Sustainable June 3, 2019 U.S. Equity Portfolio, Inc. -- U.S. Equity Portfolio, Inc. -- Initial Shares Initial Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Non-Service Invesco Oppenheimer V.I. Discovery Shares Mid Cap Growth Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Service Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Fund/VA -- Variable Insurance Funds) -- Service Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Strategic Income Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Fund(R)/VA Variable Insurance Funds) -- -- Service Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
F-65 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- -------------- Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Small Cap Variable Insurance Funds) -- Fund(R)/VA -- Service Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Total Return Bond Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Franklin Templeton Variable Insurance Franklin Templeton Variable Insurance May 1, 2019 Products Trust -- Franklin Founding Products Trust -- Franklin Funds Allocation VIP Fund -- Allocation VIP Fund -- Class 2 Class 2 Shares Shares
During the years ended December 31, 2020 and 2019, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):
LIQUIDATED PORTFOLIO REINVESTED PORTFOLIO INCEPTION DATE -------------------- ------------------------------------- -------------- AIM Variable Insurance Funds (Invesco AIM Variable Insurance Funds (Invesco May 1, 2020 Variable Insurance Funds) -- Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Invesco Oppenheimer V.I. Discovery Series I shares Mid Cap Growth Fund -- Series I Shares
As of December 31, 2020, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares The Prudential Series Fund -- Equity Portfolio -- Class II Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares is not shown on statements as there was no activity from January 1, 2019 through its date of liquidation on May 1, 2020. All designated Portfolios listed above are series type mutual funds. (2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (A) BASIS OF PRESENTATION These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation. F-66 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 (B) INVESTMENTS Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below: . LEVEL 1 -- quoted prices in active markets for identical securities; . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and . LEVEL 3 -- unobservable inputs. The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020. Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period. (C) UNIT CLASSES There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts. (D) FEDERAL INCOME TAXES The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code. (E) PAYMENTS DURING ANNUITIZATION Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to F-67 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed. (F) SUBSEQUENT EVENTS No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements. (3)PURCHASES AND SALES OF INVESTMENTS The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B............ $ 1,422,449 $ 2,840,618 AB Global Thematic Growth Portfolio -- Class B............ 322,125 370,477 AB Growth and Income Portfolio -- Class B...................... 3,868,692 12,355,585 AB International Value Portfolio -- Class B...................... 6,023,739 13,183,831 AB Large Cap Growth Portfolio--Class B.............. 3,662,717 3,682,332 AB Small Cap Growth Portfolio--Class B.............. 16,621,284 6,653,523 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares.......................... 4,613,557 4,929,294 Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares.......................... 6,608,938 1,616,415 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares................. 1,310,888 1,488,979 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares................ 5,439,760 6,938,068 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares.............. 2,929,544 4,305,273 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares............. 3,056,091 4,480,015 Invesco Oppenheimer V.I. Global Fund -- Series II Shares........ 60,959,593 26,004,577 Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares........................ 429,034 527,238 Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares.......................... 11,320,674 106,060,206 Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares................ 5,416,433 10,954,700 Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares.......................... 1,496,213 1,969,355 Invesco V.I. American Franchise Fund -- Series I shares......... 2,889,617 8,252,710 Invesco V.I. American Franchise Fund -- Series II shares........ 1,188,829 2,397,715 Invesco V.I. Comstock Fund -- Series II shares................ 3,330,630 5,183,547 Invesco V.I. Core Equity Fund -- Series I shares................. 9,728,102 101,130,799 Invesco V.I. Equity and Income Fund -- Series II shares........ 3,372,248 5,068,059 Invesco V.I. Global Real Estate Fund -- Series II shares........ 79,669 68,648 Invesco V.I. Government Securities Fund -- Series I shares.......................... -- -- Invesco V.I. International Growth Fund -- Series II shares. 4,114,207 33,600,007 Invesco V.I. Technology Fund -- Series I shares................. -- -- Invesco V.I. Value Opportunities Fund -- Series II shares........ 625,971 966,445 American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II........................ 6,651,780 27,411,549 American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I...................... 422,946 184,862 VP International Fund -- Class I. 232,040 253,196
F-68 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ----------- VP Ultra(R) Fund -- Class I...... $ 193,756 $ 79,906 VP Value Fund -- Class I......... 5,361 7,663 BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares.................. 3,028 5,933 BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.................. 307,857 1,273,300 BNY Mellon Variable Investment Fund -- Government Money Market Portfolio....................... 2,467,760 2,086,514 BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.......................... 602,696 1,108,516 BlackRock Basic Value V.I. Fund -- Class III Shares............. 5,430,808 25,288,848 BlackRock Global Allocation V.I. Fund -- Class III Shares........ 21,006,499 46,263,885 BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares... 4,227,097 1,090,935 Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.......... 76,921,959 22,778,898 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2... 1,406,807 3,178,100 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares.................. 355,002 93,395 Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares.......................... 189,877 45,923 DWS Small Mid Cap Value VIP -- Class B Shares.................. 2,441 1,859 Eaton Vance Variable Trust VT Floating -- Rate Income Fund.. 8,158,414 22,664,894 Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares.. 785,350 1,461,117 Federated Hermes High Income Bond Fund II -- Service Shares.. 1,283,047 2,466,846 Federated Hermes Kaufmann Fund II -- Service Shares............ 18,296,963 6,836,967 Federated Hermes Managed Volatility Fund II -- Primary Shares.......................... 990,151 2,138,610 Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM/ Portfolio -- Initial Class................ 1,763,425 4,092,556 VIP Asset Manager/SM/ Portfolio -- Service Class 2.............. 455,831 662,379 VIP Balanced Portfolio -- Service Class 2................. 11,671,062 15,428,444 VIP Contrafund(R) Portfolio -- Initial Class................... 3,605,802 16,784,876 VIP Contrafund(R) Portfolio -- Service Class 2................. 6,030,253 43,098,684 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2.... 225,711 454,164 VIP Equity-Income Portfolio -- Initial Class................... 5,846,639 10,508,355 VIP Equity-Income Portfolio -- Service Class 2................. 85,024,851 24,503,859 VIP Growth & Income Portfolio -- Initial Class................... 1,743,278 4,208,452 VIP Growth & Income Portfolio -- Service Class 2................. 6,611,262 4,780,453 VIP Growth Opportunities Portfolio -- Initial Class...... 5,264,051 4,488,755 VIP Growth Opportunities Portfolio -- Service Class 2.... 74,641,544 20,560,671 VIP Growth Portfolio -- Initial Class........................... 8,144,259 10,652,599 VIP Growth Portfolio -- Service Class 2......................... 3,235,542 9,058,054 VIP Investment Grade Bond Portfolio -- Service Class 2.... 20,379,392 26,428,048 VIP Mid Cap Portfolio -- Initial Class........................... 44 50 VIP Mid Cap Portfolio -- Service Class 2......................... 8,971,507 56,595,857 VIP Overseas Portfolio -- Initial Class................... 419,683 1,860,045 VIP Value Strategies Portfolio -- Service Class 2.............. 683,285 346,129
F-69 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ------------ ------------ Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares.................. $ 15,386,422 $ 12,122,763 Franklin Income VIP Fund -- Class 2 Shares.................. 27,162,433 46,013,859 Franklin Large Cap Growth VIP Fund -- Class 2 Shares.......... 192,915 106,279 Franklin Mutual Shares VIP Fund -- Class 2 Shares............... 1,646,914 1,788,660 Templeton Foreign VIP Fund -- Class 1 Shares.................. 396,032 886,333 Templeton Foreign VIP Fund -- Class 2 Shares.................. 111,393 419,330 Templeton Global Bond VIP Fund -- Class 1 Shares............... 559,258 1,222,747 Templeton Growth VIP Fund -- Class 2 Shares.................. 680,462 1,502,285 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares... 181,179,393 164,333,311 Goldman Sachs Large Cap Value Fund -- Institutional Shares.... 569,634 838,508 Goldman Sachs Mid Cap Value Fund -- Institutional Shares......... 1,496,225 4,785,474 JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1....... 765,381 1,103,771 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1...... 112,477 195,986 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1... 126,692 88,873 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1..... 278,437 663,051 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares.......................... 5,840,279 12,803,531 Janus Henderson Balanced Portfolio -- Service Shares..... 11,064,570 21,439,246 Janus Henderson Enterprise Portfolio -- Institutional Shares.......................... 4,179,748 7,965,477 Janus Henderson Enterprise Portfolio -- Service Shares..... 579,903 1,121,525 Janus Henderson Flexible Bond Portfolio -- Institutional Shares.......................... 1,330,672 1,928,395 Janus Henderson Forty Portfolio -- Institutional Shares......... 4,854,511 7,914,319 Janus Henderson Forty Portfolio -- Service Shares............... 2,453,034 3,291,292 Janus Henderson Global Research Portfolio -- Institutional Shares.......................... 3,333,721 5,626,265 Janus Henderson Global Research Portfolio -- Service Shares..... 193,513 427,469 Janus Henderson Global Technology and Innovation Portfolio -- Service Shares..... 2,963,766 3,749,547 Janus Henderson Overseas Portfolio -- Institutional Shares.......................... 1,036,119 2,915,183 Janus Henderson Overseas Portfolio -- Service Shares..... 394,546 664,019 Janus Henderson Research Portfolio -- Institutional Shares.......................... 4,316,328 6,120,322 Janus Henderson Research Portfolio -- Service Shares..... 540,451 945,358 Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II.... 798,393 972,209 ClearBridge Variable Dividend Strategy Portfolio -- Class I... 408,796 837,445 ClearBridge Variable Dividend Strategy Portfolio -- Class II.. 570,243 3,927,300 ClearBridge Variable Large Cap Value Portfolio -- Class I...... 2,043,177 2,074,954 MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares............ 183,846 607,199 MFS(R) New Discovery Series -- Service Class Shares............ 2,765,449 3,353,657 MFS(R) Total Return Series -- Service Class Shares............ 4,300,365 7,499,666 MFS(R) Utilities Series -- Service Class Shares............ 895,951 2,349,283 MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares............ 1,771 1,090 MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares............ 811,285 1,885,335
F-70 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares.................... $ 379,105 $ 1,155,298 High Yield Portfolio -- Administrative Class Shares..... 6,627,624 21,157,572 International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares..... 169,430 336,414 Long-Term U.S. Government Portfolio -- Administrative Class Shares.................... 28,077,645 20,156,396 Low Duration Portfolio -- Administrative Class Shares..... 63,099,793 19,061,604 Total Return Portfolio -- Administrative Class Shares..... 35,978,244 56,884,684 Rydex Variable Trust NASDAQ -- 100(R) Fund............ 1,068,515 913,295 State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares.......................... 2,967,435 3,234,734 Premier Growth Equity V.I.S. Fund -- Class 1 Shares.......... 3,570,291 6,682,943 Real Estate Securities V.I.S. Fund -- Class 1 Shares.......... 6,559,059 10,592,263 S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.................. 19,220,189 32,531,804 Small-Cap Equity V.I.S. Fund -- Class 1 Shares.................. 3,589,333 5,284,486 Total Return V.I.S. Fund -- Class 1 Shares.................. 70,882,362 119,993,186 Total Return V.I.S. Fund -- Class 3 Shares.................. 32,846,504 89,112,343 U.S. Equity V.I.S. Fund -- Class 1 Shares.................. 2,347,973 3,635,074 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares............. 6,504,050 5,655,730 Alger Small Cap Growth Portfolio -- Class I-2 Shares............. 2,451,993 4,520,164 The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares.............. 52,400 996,761 Jennison Portfolio -- Class II Shares.......................... 3,011,009 1,737,217 Natural Resources Portfolio -- Class II Shares................. 8,559,588 23,654,624 SP International Growth Portfolio -- Class II Shares.... -- -- SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares.......................... -- 374 Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2...................... 1,204,760 7,600,969
(4)RELATED PARTY TRANSACTIONS (A) GLAIC Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered. Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account. F-71 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. MORTALITY AND EXPENSE RISK CHARGE 0.40% -- 2.80% of the daily value of (INCLUDING BENEFIT RIDER OPTIONS) the assets invested in each Portfolio This charge is assessed through a (fund). reduction in unit values. ADMINISTRATIVE CHARGE 0.15% -- 0.35% of the daily value of This charge is assessed through a the assets invested in each fund. reduction in unit values. ANNUAL ADMINISTRATIVE CHARGE $0 -- $30 per contract year invested This charge is assessed through a in each fund. redemption in units. SURRENDER CHARGE 0.00% -- 9.00% on the value of the This charge is assessed through a accumulation units purchased. redemption in units. (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC. (C) BONUS CREDIT For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners. (D) CAPITAL BROKERAGE CORPORATION Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC. (5)CAPITAL TRANSACTIONS All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. F-72 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets. (6)FINANCIAL HIGHLIGHTS GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Government Securities Fund -- Funds) -- Invesco V.I. Technology Fund -- Series I shares Series I shares AIM Variable Insurance Funds (Invesco Variable Insurance The Prudential Series Fund -- Equity Portfolio -- Class II Funds) -- Invesco V.I. Managed Volatility Fund -- Series Shares I shares The Prudential Series Fund -- SP International Growth Portfolio -- Class II Shares.
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B 2020........................... 1.45% to 2.95% 716,614 16.34 to 10.99 10,983 2.15% 7.67% to 6.03% 2019........................... 1.45% to 2.95% 843,059 15.18 to 10.36 12,050 2.25% 16.49% to 7.63% 2018........................... 1.45% to 2.55% 988,327 13.03 to 11.47 12,203 1.64% (7.77)% to (8.81)% 2017........................... 1.45% to 2.55% 1,140,590 14.13 to 12.58 15,309 1.79% 13.95% to 12.68% 2016........................... 1.45% to 2.55% 1,323,222 12.40 to 11.17 15,601 1.65% 2.93% to 1.79% AB Global Thematic Growth Portfolio -- Class B 2020........................... 1.45% to 1.70% 79,757 34.96 to 18.88 2,617 0.45% 37.07% to 36.72% 2019........................... 1.45% to 1.70% 90,755 25.51 to 13.81 2,135 0.16% 27.90% to 27.58% 2018........................... 1.45% to 2.10% 108,308 19.94 to 13.16 1,988 0.00% (11.30)% to (11.88)% 2017........................... 1.45% to 2.10% 235,133 22.48 to 14.93 5,051 0.30% 34.33% to 33.45% 2016........................... 1.45% to 2.10% 140,451 16.74 to 11.19 2,138 0.00% (2.31)% to (2.95)%
F-73 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------ ---------- -------------------- AB Growth and Income Portfolio -- Class B 2020......................... 1.15% to 2.70% 1,197,002 33.90 to 10.59 32,803 1.28% 1.29% to (0.29)% 2019......................... 1.15% to 2.70% 1,589,475 33.47 to 10.62 43,446 1.02% 22.19% to 13.24% 2018......................... 1.15% to 2.30% 1,812,252 27.39 to 17.62 40,557 0.72% (6.93)% to (8.02)% 2017......................... 1.15% to 2.30% 1,853,902 29.43 to 19.16 44,847 1.25% 17.24% to 15.88% 2016......................... 1.15% to 2.30% 2,080,048 25.10 to 16.53 43,003 0.82% 9.79% to 8.52% AB International Value Portfolio -- Class B 2020......................... 1.45% to 2.95% 2,760,732 11.20 to 10.50 21,761 1.32% 0.73% to (0.80)% 2019......................... 1.45% to 2.95% 3,806,411 11.12 to 10.59 29,281 0.77% 15.10% to 12.54% 2018......................... 1.45% to 2.55% 4,300,130 9.66 to 5.00 28,780 1.12% (24.10)% to (24.95)% 2017......................... 1.45% to 2.55% 4,197,680 12.73 to 6.67 37,401 1.46% 23.29% to 21.92% 2016......................... 1.45% to 2.55% 10,519,424 10.33 to 5.47 72,814 1.23% (2.23)% to (3.32)% AB Large Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.70% 926,116 55.53 to 14.25 33,067 0.00% 33.19% to 31.50% 2019......................... 1.45% to 2.30% 990,540 41.69 to 29.04 26,581 0.00% 32.42% to 31.27% 2018......................... 1.45% to 2.30% 1,085,426 31.48 to 22.12 21,750 0.00% 0.83% to (0.04)% 2017......................... 1.45% to 2.30% 1,136,185 31.22 to 22.13 22,320 0.00% 29.77% to 28.65% 2016......................... 1.45% to 2.30% 1,256,372 24.06 to 17.20 18,786 0.00% 0.87% to 0.01% AB Small Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.95% 795,460 45.21 to 15.29 33,896 0.00% 51.42% to 49.11% 2019......................... 1.45% to 1.95% 502,334 29.86 to 27.85 14,855 0.00% 34.04% to 33.36% 2018......................... 1.45% to 1.95% 555,831 22.28 to 20.89 12,265 0.00% (2.55)% to (3.05)% 2017......................... 1.45% to 1.95% 291,390 22.86 to 21.54 6,564 0.00% 31.85% to 31.18% 2016......................... 1.45% to 1.95% 328,225 17.34 to 16.42 5,646 0.00% 4.68% to 4.15% AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares 2020......................... 1.15% to 1.60% 345,154 192.00 to 34.53 29,406 0.00% 35.01% to 34.41% 2019......................... 1.15% to 1.60% 415,837 142.20 to 25.69 25,295 0.06% 34.63% to 34.02% 2018......................... 1.15% to 1.60% 484,217 105.63 to 19.17 22,209 0.33% (6.82)% to (7.24)% 2017......................... 1.15% to 1.60% 581,375 113.36 to 20.66 28,780 0.23% 25.38% to 24.81% 2016......................... 1.15% to 1.60% 683,004 90.41 to 16.55 27,894 0.41% (3.33)% to (3.76)% Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares 2020......................... 1.45% to 2.10% 263,778 41.76 to 29.48 10,441 0.00% 34.27% to 33.38% 2019......................... 1.45% to 2.10% 159,063 31.10 to 22.10 4,418 0.00% 33.88% to 32.99% 2018......................... 1.45% to 2.10% 181,202 23.23 to 16.62 3,765 0.00% (7.33)% to (7.94)% 2017......................... 1.45% to 2.10% 207,692 25.07 to 18.05 4,645 0.01% 24.68% to 23.86% 2016......................... 1.45% to 2.10% 243,018 20.11 to 14.57 4,386 0.11% (3.84)% to (4.47)%
F-74 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares 2020......................... 1.15% to 1.60% 272,259 62.00 to 18.73 10,593 2.10% 13.53% to 13.02% 2019......................... 1.15% to 1.60% 286,119 54.61 to 16.57 9,806 2.27% 16.16% to 15.64% 2018......................... 1.15% to 1.60% 331,475 47.01 to 14.33 9,405 1.98% (6.42)% to (6.84)% 2017......................... 1.15% to 1.60% 349,035 50.23 to 15.38 10,783 1.95% 8.00% to 7.51% 2016......................... 1.15% to 1.60% 375,945 46.51 to 14.30 11,158 2.39% 4.05% to 3.58% Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares 2020......................... 1.45% to 2.95% 1,399,538 15.94 to 11.45 18,703 1.78% 12.93% to 11.21% 2019......................... 1.45% to 2.95% 1,547,398 14.11 to 10.30 18,374 1.99% 15.52% to 6.25% 2018......................... 1.45% to 2.55% 1,637,908 12.22 to 8.40 16,895 1.73% (6.91)% to (7.95)% 2017......................... 1.45% to 2.55% 1,871,679 13.13 to 9.12 20,762 1.74% 7.37% to 6.18% 2016......................... 1.45% to 2.55% 2,125,261 12.22 to 8.59 22,007 2.17% 3.44% to 2.29% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares 2020......................... 1.15% to 1.60% 275,333 177.44 to 35.25 28,623 0.04% 39.07% to 38.44% 2019......................... 1.15% to 1.60% 319,378 127.59 to 25.46 23,284 0.00% 37.76% to 37.14% 2018......................... 1.15% to 1.60% 374,862 92.62 to 18.57 19,640 0.00% (7.17)% to (7.59)% 2017......................... 1.15% to 1.60% 432,839 99.77 to 20.09 24,387 0.03% 27.31% to 26.74% 2016......................... 1.15% to 1.60% 507,574 78.37 to 15.85 22,242 0.00% 1.16% to 0.70% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares 2020......................... 1.45% to 1.70% 235,666 49.74 to 47.39 11,513 0.00% 38.21% to 37.86% 2019......................... 1.45% to 1.70% 301,780 35.99 to 34.38 10,683 0.00% 36.99% to 36.65% 2018......................... 1.45% to 1.70% 267,456 26.27 to 25.16 6,940 0.00% (7.67)% to (7.91)% 2017......................... 1.45% to 1.70% 297,883 28.45 to 27.32 8,383 0.00% 26.60% to 26.28% 2016......................... 1.45% to 1.70% 293,900 22.48 to 21.63 6,550 0.00% 0.60% to 0.35% Invesco Oppenheimer V.I. Global Fund -- Series II Shares 2020......................... 1.45% to 2.95% 4,465,223 52.55 to 13.12 125,239 0.57% 25.49% to 23.58% 2019......................... 1.45% to 2.95% 2,618,610 41.88 to 10.62 67,455 0.63% 29.55% to 13.11% 2018......................... 1.45% to 2.55% 2,993,966 32.33 to 12.47 59,097 0.82% (14.66)% to (15.62)% 2017......................... 1.45% to 2.55% 3,989,415 37.88 to 14.78 85,383 0.75% 34.35% to 32.86% 2016......................... 1.45% to 2.55% 4,229,281 28.19 to 11.13 66,987 0.87% (1.60)% to (2.70)% Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares 2020......................... 1.15% to 1.60% 217,269 11.53 to 11.11 2,456 5.70% 2.21% to 1.75% 2019......................... 1.15% to 1.60% 237,123 11.28 to 10.92 2,628 3.84% 9.53% to 9.03% 2018......................... 1.15% to 1.60% 271,723 10.30 to 10.01 2,756 4.96% (5.50)% to (5.93)% 2017......................... 1.15% to 1.60% 317,036 10.90 to 10.64 3,410 2.33% 5.05% to 4.58% 2016......................... 1.15% to 1.60% 370,143 10.37 to 10.18 3,800 5.06% 5.31% to 4.84%
F(75 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.35% 659,954 36.80 to 22.52 17,203 0.34% 12.05% to 11.02% 2019.......................... 1.45% to 2.95% 5,309,757 32.84 to 10.58 112,320 0.82% 29.83% to 12.36% 2018.......................... 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779 0.83% (9.44)% to (10.45)% 2017.......................... 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416 1.04% 14.95% to 13.67% 2016.......................... 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227 0.71% 9.69% to 8.47% Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.95% 884,580 50.60 to 12.52 29,237 0.37% 17.90% to 16.11% 2019.......................... 1.45% to 2.95% 1,052,852 42.92 to 10.78 29,675 0.00% 24.30% to 16.86% 2018.......................... 1.45% to 2.55% 1,209,301 34.53 to 14.37 27,499 0.06% (11.84)% to (12.83)% 2017.......................... 1.45% to 2.55% 1,764,040 39.16 to 16.48 44,261 0.66% 12.26% to 11.01% 2016.......................... 1.45% to 2.55% 2,224,035 34.89 to 14.85 50,574 0.27% 15.97% to 14.68% Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares 2020.......................... 1.15% to 1.60% 380,691 33.00 to 13.58 8,290 3.04% 8.44% to 7.96% 2019.......................... 1.15% to 1.60% 404,864 30.43 to 12.58 8,234 3.39% 8.27% to 7.78% 2018.......................... 1.15% to 1.60% 429,783 28.11 to 11.67 8,094 3.33% (2.17)% to (2.61)% 2017.......................... 1.15% to 1.60% 504,740 28.73 to 11.99 9,660 2.44% 3.39% to 2.92% 2016.......................... 1.15% to 1.60% 576,236 27.79 to 11.65 10,454 3.68% 2.08% to 1.63% Invesco V.I. American Franchise Fund -- Series I shares 2020.......................... 0.75% to 1.70% 736,113 35.61 to 32.42 24,380 0.07% 41.29% to 39.94% 2019.......................... 0.75% to 1.70% 1,014,847 25.21 to 23.16 23,900 0.00% 35.73% to 34.43% 2018.......................... 0.75% to 1.85% 866,472 18.57 to 17.03 15,185 0.00% (4.35)% to (5.42)% 2017.......................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478 0.13% 26.39% to 24.99% 2016.......................... 0.75% to 1.85% 466,844 15.36 to 14.41 6,856 0.00% 1.50% to 0.38% Invesco V.I. American Franchise Fund -- Series II shares 2020.......................... 1.45% to 1.70% 119,779 51.96 to 38.07 5,228 0.00% 39.94% to 39.58% 2019.......................... 1.45% to 1.70% 166,472 37.13 to 27.28 5,082 0.00% 34.45% to 34.11% 2018.......................... 1.45% to 2.20% 195,429 27.62 to 21.47 4,468 0.00% (5.29)% to (6.02)% 2017.......................... 1.45% to 2.20% 225,446 29.16 to 22.85 5,477 0.00% 25.19% to 24.24% 2016.......................... 1.45% to 2.20% 239,707 23.29 to 18.39 4,637 0.00% 0.54% to (0.22)% Invesco V.I. Comstock Fund -- Series II shares 2020.......................... 1.45% to 2.70% 810,189 31.06 to 10.31 20,552 2.16% (2.52)% to (3.76)% 2019.......................... 1.45% to 2.35% 909,037 31.86 to 18.13 23,830 1.68% 23.13% to 22.01% 2018.......................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926 1.38% (13.64)% to (14.44)% 2017.......................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341 1.25% 15.88% to 14.82% 2016.......................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076 1.87% 15.30% to 14.01%
F-76 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Invesco V.I. Core Equity Fund -- Series I shares 2020............................ 1.45% to 2.30% 246,205 23.27 to 20.50 5,593 0.20% 12.20% to 11.23% 2019............................ 1.45% to 2.95% 5,475,060 20.74 to 10.68 98,305 0.92% 27.09% to 14.44% 2018............................ 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333 1.00% (10.08)% to (11.72)% 2017............................ 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251 1.04% 12.33% to 10.30% 2016............................ 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252 1.18% 9.44% to 7.46% Invesco V.I. Equity and Income Fund -- Series II shares 2020............................ 1.45% to 2.95% 984,337 18.99 to 11.08 17,258 2.18% 8.06% to 6.42% 2019............................ 1.45% to 2.95% 1,151,954 17.58 to 10.41 18,863 2.25% 18.27% to 8.72% 2018............................ 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577 1.95% (11.04)% to (12.04)% 2017............................ 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684 1.47% 9.18% to 7.96% 2016............................ 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635 1.65% 13.18% to 11.92% Invesco V.I. Global Real Estate Fund -- Series II shares 2020............................ 1.45% to 2.70% 14,007 16.63 to 8.72 189 4.76% (13.83)% to (14.93)% 2019............................ 1.45% to 2.70% 13,156 19.30 to 10.25 211 3.36% 20.87% to 5.20% 2018............................ 1.45% to 2.20% 15,073 15.97 to 8.62 202 3.68% (7.70)% to (8.41)% 2017............................ 1.45% to 2.20% 16,404 17.30 to 9.41 239 2.98% 11.10% to 10.26% 2016............................ 1.45% to 2.20% 19,385 15.57 to 8.54 257 1.32% 0.35% to (0.42)% Invesco V.I. International Growth Fund -- Series II shares 2020............................ 1.45% to 2.70% 601,678 24.48 to 11.68 12,641 1.01% 12.09% to 10.67% 2019............................ 1.45% to 2.95% 2,818,181 21.84 to 10.54 42,257 1.26% 26.38% to 11.56% 2018............................ 1.45% to 2.55% 3,440,133 17.28 to 9.01 40,942 1.79% (16.44)% to (17.38)% 2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647 1.33% 20.95% to 19.61% 2016............................ 1.45% to 2.55% 3,015,316 17.10 to 9.12 36,773 0.88% (2.13)% to (3.22)% Invesco V.I. Value Opportunities Fund -- Series II shares 2020............................ 1.45% to 2.30% 187,687 22.52 to 14.17 4,054 0.09% 3.80% to 2.91% 2019............................ 1.45% to 2.30% 207,911 21.70 to 13.77 4,324 0.00% 28.23% to 27.13% 2018............................ 1.45% to 2.30% 236,200 16.92 to 10.83 3,821 0.00% (20.53)% to (21.22)% 2017............................ 1.45% to 2.30% 268,667 21.29 to 13.75 5,482 0.01% 15.53% to 14.54% 2016............................ 1.45% to 2.30% 328,828 18.43 to 12.00 5,793 0.08% 16.22% to 15.22% American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II 2020............................ 1.45% to 2.95% 1,277,455 14.09 to 10.70 16,822 1.19% 7.97% to 6.32% 2019............................ 1.45% to 2.95% 2,918,161 13.05 to 10.06 35,553 2.27% 7.32% to 1.34% 2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387 2.83% (4.24)% to (5.31)% 2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615 2.57% 2.17% to 1.04% 2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576 1.66% 2.88% to 1.73%
F-77 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I 2020............................... 1.45% to 2.70% 26,442 35.45 to 11.56 633 1.93% 10.19% to 8.79% 2019............................... 1.45% to 2.70% 14,400 32.17 to 10.62 338 2.06% 22.15% to 13.25% 2018............................... 1.45% to 2.20% 16,983 26.34 to 13.89 328 1.89% (8.23)% to (8.93)% 2017............................... 1.45% to 2.20% 28,631 28.70 to 15.26 589 2.30% 18.74% to 17.84% 2016............................... 1.45% to 2.20% 41,953 24.17 to 12.95 740 1.51% 11.84% to 10.99% VP International Fund -- Class I 2020............................... 1.45% to 2.70% 29,986 33.29 to 13.20 635 0.47% 24.05% to 22.48% 2019............................... 1.45% to 2.70% 29,283 26.83 to 10.78 533 0.90% 26.56% to 16.71% 2018............................... 1.45% to 2.20% 35,301 21.20 to 9.21 511 1.26% (16.46)% to (17.10)% 2017............................... 1.45% to 2.20% 35,443 25.38 to 11.10 621 0.81% 29.31% to 28.33% 2016............................... 1.45% to 2.20% 36,661 19.63 to 8.65 507 1.17% (6.87)% to (7.57)% VP Ultra(R) Fund -- Class I 2020............................... 1.45% to 2.70% 4,804 57.65 to 15.85 202 0.00% 47.68% to 45.81% 2019............................... 1.85% to 1.85% 1,263 31.12 to 31.12 39 0.00% 32.09% to 32.09% 2018............................... 1.85% to 2.05% 1,706 23.56 to 22.17 40 0.26% (1.12)% to (1.32)% 2017............................... 1.85% to 2.05% 1,874 23.82 to 22.47 44 0.39% 29.79% to 29.52% 2016............................... 1.85% to 2.05% 2,520 18.36 to 17.35 46 0.48% 2.52% to 2.31% VP Value Fund -- Class I 2020............................... 1.45% to 1.45% 1,929 32.99 to 32.99 64 2.32% (0.49)% to (0.49)% 2019............................... 1.45% to 1.45% 2,093 33.15 to 33.15 69 2.12% 25.19% to 25.19% 2018............................... 1.45% to 1.45% 2,190 26.48 to 26.48 58 1.65% (10.48)% to (10.48)% 2017............................... 1.45% to 1.45% 2,329 29.58 to 29.58 69 1.65% 7.18% to 7.18% 2016............................... 1.45% to 1.45% 2,433 27.60 to 27.60 67 1.74% 18.74% to 18.74% BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares 2020............................... 1.45% to 1.45% 2,853 35.89 to 35.89 102 0.82% 6.54% to 6.54% 2019............................... 1.45% to 1.45% 2,936 33.69 to 33.69 99 0.64% 18.44% to 18.44% 2018............................... 1.45% to 1.45% 3,104 28.44 to 28.44 88 0.57% (16.72)% to (16.72)% 2017............................... 1.45% to 1.45% 3,277 34.15 to 34.15 112 1.06% 13.71% to 13.71% 2016............................... 1.45% to 1.45% 3,464 30.04 to 30.04 104 1.06% 13.80% to 13.80% BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares 2020............................... 1.50% to 1.70% 423,043 19.47 to 18.68 8,245 1.09% 22.28% to 22.03% 2019............................... 1.50% to 1.70% 484,418 15.92 to 15.30 7,721 1.44% 32.34% to 32.07% 2018............................... 1.50% to 1.70% 489,649 12.03 to 11.59 5,897 1.75% (5.84)% to (6.04)% 2017............................... 1.50% to 1.70% 498,511 12.78 to 12.33 6,375 1.13% 13.61% to 13.38% 2016............................... 1.50% to 1.70% 504,596 11.25 to 10.88 5,681 1.27% 8.72% to 8.50%
F-78 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- BNY Mellon Variable Investment Fund -- Government Money Market Portfolio 2020.......................... 1.45% to 2.05% 156,045 9.33 to 8.57 1,442 0.18% (1.24)% to (1.84)% 2019.......................... 1.45% to 2.05% 114,293 9.44 to 8.73 1,062 1.63% 0.19% to (0.42)% 2018.......................... 1.45% to 2.05% 117,127 9.43 to 8.77 1,091 1.32% (0.19)% to (0.80)% 2017.......................... 1.45% to 2.05% 105,919 9.44 to 8.84 987 0.35% (1.11)% to (1.71)% 2016.......................... 1.45% to 2.05% 72,989 9.55 to 9.00 685 0.01% (1.43)% to (2.03)% BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 128,201 33.04 to 25.19 4,077 1.51% 17.92% to 16.90% 2019.......................... 1.45% to 2.30% 159,729 28.02 to 21.55 4,318 2.14% 26.79% to 25.69% 2018.......................... 1.45% to 2.30% 178,250 22.10 to 17.14 3,796 1.47% (8.02)% to (8.81)% 2017.......................... 1.45% to 2.30% 197,227 24.02 to 18.80 4,569 0.87% 12.19% to 11.22% 2016.......................... 1.45% to 2.30% 265,477 21.41 to 16.90 5,489 0.15% 21.62% to 20.58% BlackRock Basic Value V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 314,614 23.64 to 19.76 6,794 0.81% 1.63% to 0.76% 2019.......................... 1.45% to 2.95% 1,592,127 23.26 to 10.58 29,759 2.06% 21.74% to 12.23% 2018.......................... 1.45% to 2.55% 1,807,923 19.10 to 12.06 27,772 1.43% (9.45)% to (10.47)% 2017.......................... 1.45% to 2.55% 2,094,106 21.10 to 13.47 35,744 1.01% 6.45% to 5.27% 2016.......................... 1.45% to 2.55% 3,532,167 19.82 to 12.80 56,123 1.91% 16.02% to 14.73% BlackRock Global Allocation V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.95% 11,261,826 24.43 to 12.27 203,199 1.22% 18.96% to 17.15% 2019.......................... 1.45% to 2.95% 13,520,878 20.54 to 10.47 206,941 1.19% 16.05% to 10.03% 2018.......................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230 0.81% (8.93)% to (9.95)% 2017.......................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506 1.23% 12.06% to 10.82% 2016.......................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883 1.17% 2.30% to 1.17% BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares 2020.......................... 1.45% to 1.95% 278,524 46.98 to 42.65 12,744 0.00% 41.35% to 40.63% 2019.......................... 1.45% to 1.95% 221,085 33.24 to 30.33 7,143 0.00% 30.41% to 29.75% 2018.......................... 1.45% to 1.95% 194,084 25.49 to 23.37 4,797 0.00% 1.27% to 0.75% 2017.......................... 1.45% to 1.95% 169,025 25.17 to 23.20 4,130 0.00% 27.36% to 26.72% 2016.......................... 1.45% to 1.85% 148,951 19.76 to 18.77 2,900 0.44% 5.99% to 5.56% Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 2020.......................... 1.45% to 2.95% 5,183,864 22.25 to 13.47 112,646 0.00% 30.02% to 28.04% 2019.......................... 1.45% to 2.95% 2,224,887 17.11 to 10.52 37,639 0.00% 29.84% to 10.97% 2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270 0.00% (3.82)% to (4.90)% 2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499 0.00% 31.11% to 29.65% 2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587 0.00% 6.77% to 5.86%
F-79 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 2020........................... 1.45% to 2.70% 918,564 13.20 to 11.40 12,037 1.44% 7.25% to 5.89% 2019........................... 1.45% to 2.30% 1,079,041 12.31 to 11.92 13,210 1.82% 23.33% to 22.27% 2018........................... 1.45% to 2.30% 1,219,887 9.98 to 9.75 12,124 2.57% (18.03)% to (18.74)% 2017........................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657 1.87% 25.34% to 24.27% 2016 (4)....................... 1.45% to 2.40% 1,592,466 9.71 to 9.65 15,451 1.74% (4.27)% to (5.19)% Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares 2020........................... 1.45% to 2.70% 9,878 35.63 to 14.42 317 0.04% 36.69% to 34.96% 2019........................... 1.50% to 1.50% 54 25.95 to 25.95 1 0.16% 34.73% to 34.73% 2018........................... 1.45% to 1.50% 500 19.34 to 19.26 10 0.47% (3.30)% to (3.35)% 2017........................... 1.45% to 1.50% 505 20.00 to 19.93 10 0.46% 24.14% to 24.08% 2016........................... 1.45% to 1.50% 508 16.11 to 16.06 8 0.52% 2.49% to 2.44% Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares 2020........................... 1.45% to 2.70% 14,968 14.20 to 9.36 200 0.86% (13.68)% to (14.78)% 2019........................... 1.45% to 2.05% 3,181 16.45 to 15.60 51 1.59% 30.57% to 29.77% 2018........................... 1.45% to 2.05% 3,554 12.60 to 12.02 43 2.19% (12.01)% to (12.55)% 2017........................... 1.45% to 2.05% 3,580 14.32 to 13.75 50 1.20% 20.68% to 19.95% 2016........................... 1.45% to 2.05% 4,554 11.87 to 11.46 53 0.70% (6.00)% to (6.57)% DWS Small Mid Cap Value VIP -- Class B Shares 2020........................... 1.45% to 2.05% 381 37.18 to 19.21 11 1.12% (2.54)% to (3.13)% 2019........................... 1.45% to 2.05% 385 38.15 to 19.83 11 0.36% 19.24% to 18.51% 2018........................... 1.45% to 2.05% 420 31.99 to 16.73 10 1.01% (17.55)% to (18.05)% 2017........................... 1.45% to 2.05% 416 38.80 to 20.42 12 0.37% 8.54% to 7.88% 2016........................... 1.45% to 2.05% 691 35.75 to 18.93 21 0.23% 14.79% to 14.09% Eaton Vance Variable Trust VT Floating -- Rate Income Fund 2020........................... 1.45% to 2.95% 2,304,568 14.55 to 9.97 31,675 3.35% 0.52% to (1.01)% 2019........................... 1.45% to 2.95% 3,508,172 14.47 to 10.07 47,382 4.30% 5.53% to 1.42% 2018........................... 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170 3.78% (1.53)% to (2.63)% 2017........................... 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028 3.26% 1.93% to 0.79% 2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076 3.48% 7.37% to 6.18% Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares 2020........................... 1.15% to 1.60% 229,820 43.50 to 24.51 7,564 5.95% 4.37% to 3.90% 2019........................... 1.15% to 1.60% 263,604 41.68 to 23.59 8,329 6.18% 13.23% to 12.72% 2018........................... 1.15% to 1.60% 312,043 36.81 to 20.92 8,709 8.26% (4.41)% to (4.84)% 2017........................... 1.15% to 1.60% 392,514 38.51 to 21.99 11,433 6.75% 5.71% to 5.24% 2016........................... 1.15% to 1.60% 438,539 36.42 to 20.89 12,261 6.39% 13.50% to 12.99%
F-80 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- Federated Hermes High Income Bond Fund II -- Service Shares 2020............................. 1.45% to 2.30% 342,250 25.70 to 18.96 8,704 5.87% 3.93% to 3.03% 2019............................. 1.45% to 2.30% 407,731 24.73 to 18.40 9,986 6.12% 12.47% to 11.50% 2018............................. 1.45% to 2.30% 480,427 21.99 to 16.50 10,464 8.01% (4.84)% to (5.66)% 2017............................. 1.45% to 2.30% 572,362 23.11 to 17.49 13,105 6.78% 5.02% to 4.12% 2016............................. 1.45% to 2.30% 661,694 22.00 to 16.80 14,457 5.99% 12.87% to 11.90% Federated Hermes Kaufmann Fund II -- Service Shares 2020............................. 1.45% to 2.95% 817,878 62.16 to 12.86 33,781 0.00% 26.62% to 24.69% 2019............................. 1.45% to 2.30% 397,953 49.09 to 28.10 17,962 0.00% 31.58% to 30.45% 2018............................. 1.45% to 2.30% 483,018 37.31 to 21.54 16,558 0.00% 2.06% to 1.18% 2017............................. 1.45% to 2.30% 565,395 36.55 to 21.29 18,972 0.00% 26.12% to 25.04% 2016............................. 1.45% to 2.40% 669,966 28.98 to 13.39 17,713 0.00% 1.92% to 0.94% Federated Hermes Managed Volatility Fund II -- Primary Shares 2020............................. 1.15% to 1.60% 346,612 34.16 to 16.22 8,326 2.63% (0.23)% to (0.68)% 2019............................. 1.15% to 1.60% 401,469 34.24 to 16.33 9,683 2.06% 18.85% to 18.31% 2018............................. 1.15% to 1.60% 414,090 28.81 to 13.80 8,569 2.24% (9.55)% to (9.96)% 2017............................. 1.15% to 1.60% 246,565 31.85 to 15.33 5,717 4.00% 16.76% to 16.23% 2016............................. 1.15% to 1.60% 284,028 27.28 to 13.19 5,631 5.04% 6.45% to 5.98% Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class 2020............................. 1.15% to 1.60% 643,594 69.29 to 21.74 39,298 1.49% 13.55% to 13.04% 2019............................. 1.15% to 1.60% 707,627 61.02 to 19.23 37,629 1.72% 16.89% to 16.36% 2018............................. 1.15% to 1.60% 813,538 52.21 to 16.53 36,760 1.64% (6.44)% to (6.87)% 2017............................. 1.15% to 1.60% 916,639 55.80 to 17.75 44,319 1.83% 12.80% to 12.29% 2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80 44,751 1.44% 1.89% to 1.43% VIP Asset Manager/SM /Portfolio -- Service Class 2 2020............................. 1.45% to 2.30% 264,508 21.70 to 18.55 5,381 1.28% 12.87% to 11.90% 2019............................. 1.45% to 2.30% 279,656 19.23 to 16.57 5,036 1.54% 16.30% to 15.30% 2018............................. 1.45% to 2.30% 317,202 16.53 to 14.38 4,926 1.39% (6.99)% to (7.80)% 2017............................. 1.45% to 2.30% 362,146 17.77 to 15.59 6,060 1.55% 12.10% to 11.13% 2016............................. 1.45% to 2.30% 503,089 15.86 to 14.03 7,542 1.17% 1.35% to 0.48% VIP Balanced Portfolio -- Service Class 2 2020............................. 1.45% to 2.95% 3,167,986 25.94 to 12.58 73,537 1.26% 20.36% to 18.53% 2019............................. 1.45% to 2.95% 3,373,337 21.55 to 10.61 65,443 1.54% 22.32% to 13.09% 2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00 57,219 1.24% (5.83)% to (6.89)% 2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04 68,642 1.25% 14.44% to 13.16% 2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29 67,008 1.16% 5.43% to 4.26%
F-81 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- VIP Contrafund(R) Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 1,330,933 139.43 to 44.31 111,998 0.25% 29.06% to 28.48% 2019......................... 1.15% to 1.60% 1,515,972 108.03 to 34.49 98,145 0.45% 30.07% to 29.48% 2018......................... 1.15% to 1.60% 1,750,240 83.06 to 26.64 86,785 0.69% (7.46)% to (7.88)% 2017......................... 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146 0.98% 20.48% to 19.94% 2016......................... 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523 0.78% 6.76% to 6.29% VIP Contrafund(R) Portfolio -- Service Class 2 2020......................... 1.45% to 2.70% 2,105,121 53.42 to 13.45 84,624 0.09% 28.35% to 26.72% 2019......................... 1.45% to 2.95% 3,465,444 41.62 to 10.60 98,850 0.21% 29.37% to 12.83% 2018......................... 1.45% to 2.55% 4,330,377 32.17 to 15.19 96,356 0.41% (8.00)% to (9.03)% 2017......................... 1.45% to 2.55% 6,330,228 34.97 to 16.70 149,150 0.77% 19.83% to 18.50% 2016......................... 1.45% to 2.55% 5,987,180 29.18 to 14.09 121,938 0.44% 6.17% to 4.99% VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 2020......................... 1.45% to 1.70% 46,449 49.29 to 47.12 2,233 0.05% 31.41% to 31.08% 2019......................... 1.45% to 1.70% 51,564 37.51 to 35.95 1,897 0.37% 27.94% to 27.62% 2018......................... 1.45% to 1.70% 60,233 29.32 to 28.17 1,733 0.31% (6.55)% to (6.79)% 2017......................... 1.45% to 1.70% 79,730 31.37 to 30.22 2,466 0.62% 21.72% to 21.41% 2016......................... 1.45% to 1.70% 93,114 25.77 to 24.89 2,362 0.70% 1.17% to 0.92% VIP Equity-Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 952,178 123.64 to 24.19 68,677 1.78% 5.46% to 4.99% 2019......................... 1.15% to 1.60% 1,092,955 117.23 to 23.04 73,813 1.97% 25.98% to 25.41% 2018......................... 1.15% to 1.60% 1,259,203 93.06 to 18.37 66,554 2.18% (9.35)% to (9.77)% 2017......................... 1.15% to 1.60% 1,439,981 102.66 to 20.36 83,586 1.67% 11.60% to 11.10% 2016......................... 1.15% to 1.60% 1,699,936 91.99 to 18.32 86,520 2.24% 16.66% to 16.14% VIP Equity-Income Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 6,938,864 30.68 to 11.06 137,238 2.07% 4.90% to 3.30% 2019......................... 1.45% to 2.95% 3,137,408 29.25 to 10.71 66,685 1.79% 25.26% to 15.21% 2018......................... 1.45% to 2.55% 3,615,685 23.35 to 11.43 61,043 1.97% (9.87)% to (10.88)% 2017......................... 1.45% to 2.55% 4,115,160 25.90 to 12.83 77,518 1.58% 11.02% to 9.79% 2016......................... 1.45% to 2.40% 2,765,882 23.33 to 11.86 52,129 1.37% 16.01% to 14.89% VIP Growth & Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 468,224 45.14 to 24.06 16,382 2.06% 6.60% to 6.13% 2019......................... 1.15% to 1.60% 572,663 42.35 to 22.67 19,010 3.57% 28.56% to 27.98% 2018......................... 1.15% to 1.60% 669,851 32.94 to 17.72 17,108 0.35% (10.03)% to (10.44)% 2017......................... 0.75% to 1.60% 753,630 23.82 to 19.78 21,216 1.24% 16.02% to 15.04% 2016......................... 0.75% to 1.60% 861,702 20.53 to 17.20 20,834 1.66% 15.21% to 14.23%
F-82 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------- ---------- -------------------- VIP Growth & Income Portfolio -- Service Class 2 2020......................... 1.45% to 1.95% 622,539 31.72 to 25.80 15,242 1.95% 6.03% to 5.50% 2019......................... 1.45% to 1.95% 596,708 29.91 to 24.45 13,990 3.44% 27.80% to 27.15% 2018......................... 1.45% to 1.95% 693,248 23.41 to 19.23 12,702 0.19% (10.52)% to (10.97)% 2017......................... 1.45% to 1.95% 938,297 26.16 to 21.60 18,986 1.07% 14.93% to 14.34% 2016......................... 1.45% to 1.95% 1,126,092 22.76 to 18.89 19,602 1.76% 14.13% to 13.56% VIP Growth Opportunities Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 349,783 78.26 to 45.06 21,657 0.01% 66.72% to 65.97% 2019......................... 1.15% to 1.60% 371,845 46.94 to 27.15 13,156 0.14% 39.22% to 38.59% 2018......................... 0.75% to 1.60% 406,228 25.17 to 19.59 10,428 0.12% 11.61% to 10.65% 2017......................... 0.75% to 1.60% 436,435 22.55 to 17.70 10,237 0.30% 33.51% to 32.37% 2016......................... 0.75% to 1.60% 485,643 16.89 to 13.37 8,601 0.31% (0.41)% to (1.26)% VIP Growth Opportunities Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 1,610,844 55.14 to 17.74 83,616 0.00% 65.79% to 63.28% 2019......................... 1.45% to 2.30% 221,938 33.26 to 31.05 7,307 0.00% 38.46% to 37.26% 2018......................... 1.45% to 2.30% 295,327 24.02 to 22.62 7,032 0.08% 10.57% to 9.62% 2017......................... 1.45% to 2.30% 179,474 21.72 to 20.64 3,877 0.11% 32.24% to 31.10% 2016......................... 1.45% to 2.40% 244,930 16.43 to 15.66 4,002 0.05% (1.38)% to (2.33)% VIP Growth Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 709,677 241.64 to 36.74 77,383 0.08% 42.23% to 41.60% 2019......................... 1.15% to 1.60% 800,049 169.88 to 25.94 61,520 0.26% 32.77% to 32.17% 2018......................... 1.15% to 1.60% 942,343 127.95 to 19.63 54,324 0.24% (1.32)% to (1.77)% 2017......................... 1.15% to 1.60% 1,084,069 129.67 to 19.98 62,496 0.22% 33.58% to 32.98% 2016......................... 1.15% to 1.60% 1,270,208 97.07 to 15.03 53,604 0.04% (0.36)% to (0.80)% VIP Growth Portfolio -- Service Class 2 2020......................... 1.45% to 2.30% 638,950 57.09 to 40.08 20,823 0.05% 41.47% to 40.25% 2019......................... 1.45% to 2.30% 890,448 40.36 to 28.57 21,867 0.06% 32.03% to 30.90% 2018......................... 1.45% to 2.30% 1,014,497 30.57 to 21.83 18,717 0.04% (1.88)% to (2.74)% 2017......................... 1.45% to 2.30% 1,138,148 31.15 to 22.44 21,409 0.08% 32.87% to 31.73% 2016......................... 1.45% to 2.30% 1,126,260 23.45 to 17.04 15,246 0.00% (0.90)% to (1.76)% VIP Investment Grade Bond Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 5,125,703 14.96 to 10.73 73,491 2.07% 7.58% to 5.94% 2019......................... 1.45% to 2.95% 5,608,412 13.91 to 10.13 75,094 2.47% 7.82% to 2.60% 2018......................... 1.45% to 2.55% 6,078,307 12.90 to 11.32 75,876 1.94% (2.23)% to (3.33)% 2017......................... 1.45% to 2.55% 9,506,920 13.20 to 11.71 121,545 2.17% 2.49% to 1.35% 2016......................... 1.45% to 2.55% 10,950,778 12.87 to 11.55 137,126 2.28% 2.97% to 1.82%
F-83 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- VIP Mid Cap Portfolio -- Initial Class 2020......................... 0.75% to 0.75% 139 59.89 to 59.89 8 0.66% 17.30% to 17.30% 2019......................... 0.75% to 0.75% 139 51.06 to 51.06 7 0.76% 22.52% to 22.52% 2018......................... 0.75% to 0.75% 212 41.67 to 41.67 9 0.64% (15.18)% to (15.18)% 2017......................... 0.75% to 0.75% 271 49.13 to 49.13 13 0.71% 19.90% to 19.90% 2016......................... 0.75% to 0.75% 268 40.98 to 40.98 11 0.52% 11.39% to 11.39% VIP Mid Cap Portfolio -- Service Class 2 2020......................... 1.15% to 2.70% 1,245,670 57.33 to 11.87 57,839 0.36% 16.51% to 14.69% 2019......................... 1.15% to 2.95% 3,381,562 49.21 to 10.34 99,611 0.65% 21.76% to 7.14% 2018......................... 1.15% to 2.55% 3,892,358 40.41 to 14.33 94,762 0.39% (15.76)% to (16.96)% 2017......................... 1.15% to 2.55% 4,371,427 47.97 to 17.26 129,568 0.47% 19.15% to 17.47% 2016......................... 1.15% to 2.55% 5,321,532 40.26 to 14.69 134,193 0.33% 10.64% to 9.08% VIP Overseas Portfolio -- Initial Class 2020......................... 0.75% to 1.60% 339,686 20.05 to 19.82 12,442 0.44% 14.75% to 13.77% 2019......................... 0.75% to 1.60% 386,086 17.47 to 17.42 12,318 1.56% 26.81% to 25.73% 2018......................... 0.75% to 1.60% 518,531 13.78 to 13.85 13,286 1.50% (15.45)% to (16.18)% 2017......................... 0.75% to 1.60% 582,607 16.30 to 16.53 17,614 1.40% 29.31% to 28.21% 2016......................... 0.75% to 1.60% 654,951 12.60 to 12.89 15,403 1.36% (5.77)% to (6.57)% VIP Value Strategies Portfolio -- Service Class 2 2020......................... 1.45% to 1.85% 100,450 26.09 to 24.38 2,595 1.05% 6.45% to 6.02% 2019......................... 1.45% to 1.85% 89,980 24.51 to 23.00 2,180 1.40% 32.15% to 31.62% 2018......................... 1.45% to 1.85% 107,961 18.55 to 17.47 1,980 0.70% (18.70)% to (19.03)% 2017......................... 1.45% to 1.85% 115,318 22.81 to 21.58 2,609 1.23% 17.36% to 16.89% 2016......................... 1.45% to 2.20% 139,915 19.44 to 18.27 2,693 0.86% 7.69% to 6.87% Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 3,226,110 15.71 to 11.30 46,846 1.49% 10.12% to 8.45% 2019......................... 1.45% to 2.95% 3,885,483 14.26 to 10.42 51,620 3.54% 18.12% to 8.92% 2018......................... 1.45% to 2.55% 4,651,064 12.07 to 10.63 52,976 3.04% (10.97)% to (11.97)% 2017......................... 1.45% to 2.55% 5,446,835 13.56 to 12.08 70,021 2.66% 10.36% to 9.13% 2016......................... 1.45% to 2.55% 6,295,431 12.29 to 11.07 73,692 3.89% 11.54% to 10.30% Franklin Income VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 12,214,101 19.70 to 10.05 197,153 5.89% (0.77)% to (2.28)% 2019......................... 1.45% to 2.95% 13,872,298 19.85 to 10.28 228,613 5.36% 14.38% to 5.93% 2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328 4.82% (5.70)% to (6.76)% 2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896 4.16% 8.09% to 6.88% 2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404 5.01% 12.37% to 11.12%
F-84 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- Franklin Large Cap Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.70% 8,569 46.62 to 14.55 332 0.00% 42.54% to 40.73% 2019............................. 1.45% to 2.05% 5,369 32.71 to 24.39 172 0.00% 32.63% to 31.82% 2018............................. 1.45% to 2.05% 6,687 24.66 to 18.50 160 0.00% (2.90)% to (3.50)% 2017............................. 1.45% to 2.05% 7,145 25.40 to 19.17 176 0.62% 26.26% to 25.49% 2016............................. 1.45% to 2.05% 8,656 20.12 to 15.28 168 0.00% (3.21)% to (3.80)% Franklin Mutual Shares VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.30% 518,822 24.70 to 14.05 9,787 2.88% (6.42)% to (7.23)% 2019............................. 1.45% to 2.30% 542,401 26.40 to 15.14 11,058 1.73% 20.80% to 19.75% 2018............................. 1.45% to 2.30% 684,419 21.85 to 12.64 11,807 2.31% (10.39)% to (11.17)% 2017............................. 1.45% to 2.30% 807,265 24.39 to 14.23 15,618 2.22% 6.78% to 5.86% 2016............................. 1.45% to 2.40% 899,932 22.84 to 11.63 16,318 1.97% 14.38% to 13.28% Templeton Foreign VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.60% 285,937 15.37 to 14.30 4,181 3.60% (2.06)% to (2.50)% 2019............................. 1.15% to 1.60% 333,141 15.69 to 14.66 4,987 1.96% 11.54% to 11.04% 2018............................. 1.15% to 1.60% 401,348 14.07 to 13.20 5,399 2.92% (16.25)% to (16.63)% 2017............................. 0.75% to 1.60% 455,848 17.71 to 15.84 7,353 2.75% 16.14% to 15.16% 2016............................. 1.15% to 1.60% 520,746 14.52 to 13.75 7,303 2.15% 6.25% to 5.78% Templeton Foreign VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.05% 9,754 21.08 to 12.00 186 4.05% (2.59)% to (3.18)% 2019............................. 1.45% to 2.70% 39,707 21.64 to 10.53 574 1.75% 10.90% to 11.16% 2018............................. 1.45% to 2.20% 42,632 19.52 to 8.42 561 2.63% (16.68)% to (17.31)% 2017............................. 1.45% to 2.20% 42,788 23.42 to 10.18 682 2.22% 15.01% to 14.13% 2016............................. 1.45% to 2.20% 76,618 20.37 to 8.92 1,035 1.96% 5.63% to 4.82% Templeton Global Bond VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.40% 211,197 17.88 to 17.18 3,655 8.41% (6.17)% to (6.40)% 2019............................. 1.15% to 1.40% 265,427 19.06 to 18.35 4,923 7.04% 1.08% to 0.83% 2018............................. 1.15% to 1.40% 293,263 18.86 to 18.20 5,388 0.00% 1.03% to 0.78% 2017............................. 1.15% to 1.40% 318,265 18.66 to 18.06 5,797 0.00% 0.98% to 0.73% 2016............................. 1.15% to 1.40% 367,813 18.48 to 17.93 6,648 0.00% 2.02% to 1.77% Templeton Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.20% 500,692 13.51 to 12.08 6,307 3.03% 4.27% to 3.47% 2019............................. 1.45% to 2.70% 578,148 12.96 to 10.63 7,034 2.84% 13.48% to 13.42% 2018............................. 1.45% to 2.20% 683,681 11.42 to 10.37 7,356 2.14% (16.09)% to (16.73)% 2017............................. 1.45% to 2.20% 889,619 13.61 to 12.45 11,558 1.61% 16.79% to 15.90% 2016............................. 1.45% to 2.20% 794,807 11.65 to 10.74 8,798 2.09% 8.03% to 7.21%
F-85 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares 2020.......................... 0.75% to 2.80% 14,188,414 9.78 to 9.69 129,769 0.25% (0.48)% to (2.54)% 2019.......................... 0.75% to 2.95% 12,166,472 9.83 to 9.93 112,712 1.84% 1.09% to (1.37)% 2018.......................... 0.75% to 2.45% 13,748,569 9.73 to 8.71 126,903 1.46% 0.72% to (1.02)% 2017.......................... 0.75% to 2.55% 13,526,631 9.66 to 8.75 124,949 0.50% (0.24)% to (2.05)% 2016.......................... 0.75% to 2.55% 14,233,505 9.68 to 8.93 132,976 0.04% (0.71)% to (2.50)% Goldman Sachs Large Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 1.60% 278,468 21.37 to 20.05 5,868 1.42% 2.78% to 2.32% 2019.......................... 1.15% to 1.60% 294,059 20.79 to 19.60 6,049 1.48% 24.48% to 23.92% 2018.......................... 1.15% to 1.60% 331,048 16.71 to 15.82 5,486 1.22% (9.51)% to (9.93)% 2017.......................... 1.15% to 1.60% 385,587 18.46 to 17.56 7,080 1.58% 8.60% to 8.11% 2016.......................... 1.15% to 1.60% 440,569 17.00 to 16.24 7,464 2.05% 10.30% to 9.80% Goldman Sachs Mid Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 2.30% 659,144 51.59 to 22.49 30,767 0.63% 7.15% to 5.91% 2019.......................... 1.15% to 2.30% 744,552 48.15 to 21.24 32,552 0.77% 30.02% to 28.50% 2018.......................... 1.15% to 2.30% 882,773 37.03 to 16.53 29,982 1.26% (11.49)% to (12.53)% 2017.......................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934 0.61% 9.80% to 8.52% 2016.......................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961 1.43% 12.23% to 10.93% JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 159,380 16.03 to 10.59 2,376 1.89% 6.28% to 4.93% 2019.......................... 1.45% to 2.70% 180,641 15.08 to 10.09 2,579 2.56% 6.61% to 1.94% 2018.......................... 1.45% to 2.20% 196,996 14.15 to 12.21 2,659 2.55% (1.41)% to (2.16)% 2017.......................... 1.45% to 2.20% 248,134 14.35 to 12.48 3,406 2.52% 2.07% to 1.30% 2016.......................... 1.45% to 2.20% 278,782 14.06 to 12.32 3,768 2.62% 0.64% to (0.12)% JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 11,919 36.16 to 10.21 229 1.63% (1.09)% to (2.34)% 2019.......................... 1.45% to 2.70% 17,818 36.56 to 10.45 342 1.61% 24.92% to 9.57% 2018.......................... 1.45% to 2.20% 20,960 29.26 to 9.31 332 0.85% (13.12)% to (13.79)% 2017.......................... 1.45% to 2.20% 15,289 33.68 to 10.80 295 0.91% 12.12% to 11.74% 2016.......................... 1.45% to 2.05% 3,206 30.04 to 28.67 95 0.88% 13.04% to 12.35% JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 7,847 40.72 to 11.69 162 0.83% 12.04% to 10.62% 2019.......................... 1.45% to 2.70% 4,539 36.34 to 10.57 93 0.41% 22.77% to 12.02% 2018.......................... 1.45% to 2.20% 5,359 29.60 to 11.34 93 0.47% (13.21)% to (13.88)% 2017.......................... 1.45% to 2.20% 10,889 34.11 to 13.17 208 0.32% 13.56% to 12.70% 2016.......................... 1.45% to 2.20% 13,229 30.04 to 11.69 231 0.02% 18.48% to 38.30%
F-86 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- ------------------- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 2020........................ 1.45% to 2.70% 34,903 37.26 to 13.27 1,146 0.83% 23.45% to 21.88% 2019........................ 1.45% to 2.70% 48,037 30.18 to 10.88 1,351 0.86% 29.84% to 19.09% 2018........................ 1.45% to 2.20% 58,934 23.24 to 18.16 1,297 0.72% (7.53)% to (8.24)% 2017........................ 1.45% to 2.20% 47,172 25.14 to 19.79 1,129 0.88% 20.56% to 19.65% 2016........................ 1.45% to 2.20% 59,840 20.85 to 16.54 1,196 0.95% 9.33% to 8.50% Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 1,201,550 83.27 to 34.97 67,618 2.41% 12.99% to 12.49% 2019........................ 1.15% to 1.60% 1,372,598 73.70 to 31.09 67,981 1.89% 21.18% to 20.63% 2018........................ 1.15% to 1.60% 1,541,152 60.82 to 25.77 63,108 2.15% (0.48)% to (0.94)% 2017........................ 1.15% to 1.60% 1,754,161 61.11 to 26.01 72,839 1.59% 17.07% to 16.55% 2016........................ 1.15% to 1.60% 2,031,781 52.20 to 22.32 71,783 2.18% 3.40% to 2.94% Janus Henderson Balanced Portfolio -- Service Shares 2020........................ 1.45% to 2.95% 3,934,377 35.61 to 11.74 103,837 2.06% 12.38% to 10.67% 2019........................ 1.45% to 2.95% 4,362,890 31.68 to 10.61 104,197 1.62% 20.50% to 12.94% 2018........................ 1.45% to 2.55% 4,557,252 26.29 to 16.36 93,108 1.78% (1.03)% to (2.14)% 2017........................ 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672 1.37% 16.43% to 15.13% 2016........................ 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508 1.92% 2.82% to 1.67% Janus Henderson Enterprise Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 567,328 150.58 to 41.31 48,775 0.11% 18.10% to 17.57% 2019........................ 1.15% to 1.60% 663,852 127.51 to 35.13 47,920 0.20% 33.93% to 33.32% 2018........................ 1.15% to 1.60% 770,451 95.21 to 26.35 41,324 0.26% (1.57)% to (2.01)% 2017........................ 1.15% to 1.60% 891,322 96.72 to 26.89 48,550 0.62% 25.96% to 25.39% 2016........................ 1.15% to 1.60% 1,051,330 76.79 to 21.45 45,233 0.14% 11.07% to 10.57% Janus Henderson Enterprise Portfolio -- Service Shares 2020........................ 1.50% to 1.70% 239,694 21.99 to 21.09 5,743 0.04% 17.40% to 17.16% 2019........................ 1.50% to 1.70% 285,568 18.73 to 18.00 5,787 0.05% 33.13% to 32.86% 2018........................ 1.50% to 1.70% 320,337 14.07 to 13.55 4,945 0.13% (2.16)% to (2.36)% 2017........................ 1.50% to 1.70% 354,600 14.38 to 13.88 5,538 0.53% 25.19% to 24.93% 2016........................ 1.50% to 1.70% 387,640 11.49 to 11.11 4,824 0.02% 10.43% to 10.20% Janus Henderson Flexible Bond Portfolio -- Institutional Shares 2020........................ 0.75% to 1.60% 328,355 26.86 to 22.52 9,236 2.89% 9.65% to 8.72% 2019........................ 0.75% to 1.60% 361,263 24.50 to 20.72 9,257 3.29% 8.75% to 7.82% 2018........................ 0.75% to 1.60% 397,166 22.53 to 19.21 9,430 3.02% (1.75)% to (2.59)% 2017........................ 0.75% to 1.60% 477,104 22.93 to 19.73 11,653 2.74% 2.84% to 1.97% 2016........................ 0.75% to 1.60% 611,114 22.29 to 19.34 14,878 2.78% 1.70% to 0.83%
F-87 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Forty Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 540,957 49.38 to 51.56 44,644 0.71% 38.36% to 37.18% 2019.............................. 0.75% to 1.60% 615,748 35.69 to 37.59 37,121 0.15% 36.13% to 34.97% 2018.............................. 0.75% to 1.60% 712,447 26.22 to 27.85 31,632 1.16% 1.21% to 0.35% 2017.............................. 0.75% to 1.60% 808,548 25.90 to 27.75 35,582 0.00% 29.34% to 28.24% 2016.............................. 0.75% to 1.60% 948,927 20.03 to 21.64 32,376 0.00% 1.43% to 0.57% Janus Henderson Forty Portfolio -- Service Shares 2020.............................. 1.45% to 2.70% 355,733 73.23 to 14.61 16,225 0.63% 37.02% to 35.28% 2019.............................. 1.45% to 2.35% 401,490 53.44 to 30.54 13,296 0.02% 34.87% to 33.64% 2018.............................. 1.45% to 2.35% 450,821 39.63 to 22.85 11,059 1.23% 0.24% to (0.69)% 2017.............................. 1.45% to 2.35% 526,903 39.53 to 23.01 12,868 0.00% 28.12% to 26.95% 2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015 0.00% 0.47% to (0.65)% Janus Henderson Global Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 806,441 75.16 to 21.38 38,570 0.82% 18.68% to 18.14% 2019.............................. 1.15% to 1.60% 921,465 63.33 to 18.10 36,410 0.96% 27.56% to 26.98% 2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421 1.11% (7.94)% to (8.36)% 2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987 0.81% 25.57% to 25.01% 2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317 1.07% 0.89% to 0.44% Janus Henderson Global Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 216,251 13.66 to 13.10 3,064 0.64% 17.97% to 17.73% 2019.............................. 1.50% to 1.70% 245,687 11.58 to 11.13 2,943 0.86% 26.78% to 26.53% 2018.............................. 1.50% to 1.70% 285,686 9.13 to 8.79 2,720 0.93% (8.48)% to (8.67)% 2017.............................. 1.50% to 1.70% 356,238 9.98 to 9.63 3,698 0.69% 24.79% to 24.54% 2016.............................. 1.50% to 1.70% 407,053 8.00 to 7.73 3,384 0.94% 0.29% to 0.09% Janus Henderson Global Technology and Innovation Portfolio -- Service Shares 2020.............................. 1.15% to 1.70% 465,814 28.93 to 25.25 12,498 0.00% 48.99% to 48.17% 2019.............................. 1.15% to 1.70% 530,984 19.42 to 17.04 9,593 0.42% 43.15% to 42.36% 2018.............................. 1.15% to 1.70% 586,687 13.56 to 11.97 7,432 1.11% (0.26)% to (0.82)% 2017.............................. 1.15% to 1.70% 658,251 13.60 to 12.07 8,399 0.45% 43.25% to 42.46% 2016.............................. 1.15% to 1.70% 660,400 9.49 to 8.47 5,893 0.09% 12.54% to 11.92% Janus Henderson Overseas Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 546,581 19.44 to 27.43 20,468 1.35% 15.42% to 14.44% 2019.............................. 0.75% to 1.60% 609,299 16.84 to 23.97 19,831 1.88% 26.07% to 24.99% 2018.............................. 0.75% to 1.60% 705,173 13.36 to 19.18 18,334 1.76% (15.58)% to (16.31)% 2017.............................. 0.75% to 1.60% 765,523 15.83 to 22.91 23,652 1.64% 30.14% to 29.03% 2016.............................. 0.75% to 1.60% 890,300 12.16 to 17.76 21,291 4.65% (7.15)% to (7.94)%
F-88 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Overseas Portfolio -- Service Shares 2020.............................. 1.45% to 2.10% 133,890 35.52 to 22.06 2,298 1.22% 14.34% to 13.59% 2019.............................. 1.45% to 2.10% 153,244 31.06 to 19.42 2,287 1.83% 24.87% to 24.05% 2018.............................. 1.45% to 2.10% 168,333 24.87 to 15.65 2,019 1.66% (16.37)% to (16.93)% 2017.............................. 1.45% to 2.10% 181,510 29.75 to 18.84 2,611 1.55% 28.91% to 28.07% 2016.............................. 1.45% to 2.10% 206,876 23.07 to 14.71 2,326 4.67% (8.06)% to (8.66)% Janus Henderson Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 851,566 92.26 to 29.32 47,480 0.54% 31.42% to 30.83% 2019.............................. 1.15% to 1.60% 950,185 70.20 to 22.41 40,526 0.45% 33.96% to 33.36% 2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820 0.54% (3.70)% to (4.14)% 2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863 0.39% 26.41% to 25.85% 2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553 0.53% (0.66)% to (1.10)% Janus Henderson Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 149,158 22.06 to 21.16 3,409 0.36% 30.59% to 30.32% 2019.............................. 1.50% to 1.70% 180,738 16.89 to 16.23 3,179 0.30% 33.20% to 32.93% 2018.............................. 1.50% to 1.70% 209,137 12.68 to 12.21 2,751 0.35% (4.30)% to (4.50)% 2017.............................. 1.50% to 1.70% 263,890 13.25 to 12.79 3,614 0.24% 25.65% to 25.39% 2016.............................. 1.50% to 1.70% 313,350 10.55 to 10.20 3,429 0.38% (1.23)% to (1.43)% Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II 2020.............................. 1.45% to 2.30% 147,463 42.69 to 26.80 5,984 0.58% 16.02% to 15.02% 2019.............................. 1.45% to 2.30% 165,964 36.80 to 23.30 5,774 0.75% 22.94% to 21.88% 2018.............................. 1.45% to 2.30% 184,804 29.93 to 19.11 5,229 0.37% (9.90)% to (10.68)% 2017.............................. 1.45% to 2.30% 197,561 33.22 to 21.40 6,236 0.21% 14.31% to 13.33% 2016.............................. 1.45% to 2.30% 277,181 29.06 to 18.88 7,729 0.31% (0.52)% to (1.38)% ClearBridge Variable Dividend Strategy Portfolio -- Class I 2020.............................. 1.15% to 1.60% 176,004 24.13 to 22.68 4,072 1.40% 6.43% to 5.95% 2019.............................. 1.15% to 1.60% 199,679 22.67 to 21.40 4,357 1.46% 30.08% to 29.49% 2018.............................. 1.15% to 1.60% 231,022 17.43 to 16.53 3,886 1.50% (5.96)% to (6.39)% 2017.............................. 1.15% to 1.60% 278,057 18.53 to 17.66 4,991 1.46% 17.81% to 17.28% 2016.............................. 1.15% to 1.60% 318,210 15.73 to 15.06 4,859 1.54% 13.67% to 13.16% ClearBridge Variable Dividend Strategy Portfolio -- Class II 2020.............................. 1.45% to 2.95% 215,116 22.71 to 11.13 4,508 1.16% 5.94% to 4.32% 2019.............................. 1.45% to 2.35% 380,785 21.44 to 19.08 7,827 1.27% 29.51% to 28.32% 2018.............................. 1.45% to 2.35% 467,731 16.55 to 14.87 7,448 1.29% (6.38)% to (7.24)% 2017.............................. 1.45% to 2.45% 583,700 17.68 to 15.86 9,961 1.38% 17.29% to 16.10% 2016.............................. 1.45% to 2.45% 575,027 15.08 to 13.66 8,381 1.67% 13.12% to 11.98%
F-89 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- ClearBridge Variable Large Cap Value Portfolio -- Class I 2020............................. 1.15% to 2.30% 662,450 42.21 to 13.44 13,836 1.38% 4.03% to 2.83% 2019............................. 1.15% to 2.30% 723,003 40.58 to 13.07 14,896 1.72% 27.40% to 25.92% 2018............................. 1.15% to 2.30% 770,584 31.85 to 10.38 12,735 1.46% (9.93)% to (10.98)% 2017............................. 1.15% to 2.30% 914,407 35.36 to 11.66 16,990 1.44% 13.52% to 12.20% 2016............................. 1.15% to 2.30% 870,195 31.15 to 10.39 15,224 1.48% 11.70% to 10.41% MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares 2020............................. 1.45% to 1.70% 184,924 39.85 to 24.61 5,012 0.43% 11.95% to 11.67% 2019............................. 1.45% to 1.70% 205,580 35.59 to 22.04 4,995 0.48% 29.34% to 29.02% 2018............................. 1.45% to 1.85% 253,105 27.52 to 21.56 4,767 0.44% (7.08)% to (7.46)% 2017............................. 1.45% to 1.85% 296,647 29.62 to 23.30 5,957 0.55% 21.25% to 20.76% 2016............................. 1.45% to 1.95% 320,659 24.43 to 18.84 5,309 0.57% 6.75% to 6.21% MFS(R) New Discovery Series -- Service Class Shares 2020............................. 1.15% to 2.30% 501,130 69.51 to 44.47 23,355 0.00% 43.91% to 42.24% 2019............................. 1.15% to 2.30% 571,093 48.30 to 31.26 18,401 0.00% 39.65% to 38.03% 2018............................. 1.15% to 2.30% 504,833 34.59 to 22.65 11,086 0.00% (2.85)% to (3.99)% 2017............................. 1.15% to 2.30% 648,451 35.60 to 23.59 14,585 0.00% 24.88% to 23.44% 2016............................. 1.15% to 2.30% 663,903 28.51 to 19.11 12,301 0.00% 7.55% to 6.30% MFS(R) Total Return Series -- Service Class Shares 2020............................. 1.45% to 2.95% 1,983,929 25.26 to 11.11 37,022 2.07% 7.93% to 6.29% 2019............................. 1.45% to 2.95% 2,233,722 23.41 to 10.45 38,896 2.07% 18.38% to 9.53% 2018............................. 1.45% to 2.55% 2,530,043 19.77 to 12.14 37,918 1.94% (7.24)% to (8.29)% 2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828 2.15% 10.41% to 9.18% 2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180 2.71% 7.24% to 6.05% MFS(R) Utilities Series -- Service Class Shares 2020............................. 1.45% to 2.20% 344,249 53.47 to 30.16 11,723 2.20% 4.09% to 3.30% 2019............................. 1.45% to 2.20% 399,730 51.37 to 29.20 13,258 3.71% 22.99% to 22.06% 2018............................. 1.45% to 2.20% 481,645 41.77 to 23.92 13,016 0.84% (0.66)% to (1.42)% 2017............................. 1.45% to 2.20% 564,347 42.04 to 24.27 15,293 3.90% 12.84% to 11.98% 2016............................. 1.45% to 2.20% 700,916 37.26 to 21.67 16,772 3.44% 9.63% to 8.80% MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares 2020............................. 1.45% to 1.45% 2,021 12.62 to 12.62 26 3.51% 7.53% to 7.53% 2019............................. 1.45% to 1.45% 2,008 11.74 to 11.74 24 3.50% 9.68% to 9.68% 2018............................. 1.45% to 1.45% 2,405 10.70 to 10.70 26 3.81% (3.53)% to (3.53)% 2017............................. 1.45% to 1.45% 2,592 11.09 to 11.09 29 4.37% 4.35% to 4.35% 2016............................. 1.45% to 1.45% 3,021 10.63 to 10.63 32 2.96% 6.44% to 6.44%
F-90 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares 2020............................. 1.45% to 2.30% 325,718 21.03 to 20.01 6,820 0.22% 20.43% to 19.39% 2019............................. 1.45% to 2.70% 389,578 17.47 to 10.95 6,772 0.34% 37.56% to 20.63% 2018............................. 1.45% to 2.30% 471,532 12.70 to 12.29 5,961 0.32% (0.89)% to (1.75)% 2017............................. 1.45% to 2.30% 649,434 12.81 to 12.51 8,292 0.42% 26.25% to 25.16% 2016............................. 1.45% to 2.30% 728,673 10.15 to 9.99 7,379 0.38% 4.31% to 3.41% PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares 2020............................. 1.45% to 1.95% 268,189 17.03 to 15.72 4,417 4.87% 6.34% to 5.80% 2019............................. 1.45% to 1.95% 330,321 16.01 to 14.86 5,118 2.69% 10.12% to 9.56% 2018............................. 1.45% to 1.95% 418,106 14.54 to 13.56 5,902 3.00% (6.83)% to (7.30)% 2017............................. 1.45% to 1.95% 475,796 15.61 to 14.63 7,232 4.31% 11.74% to 11.17% 2016............................. 1.45% to 2.20% 549,188 13.97 to 12.78 7,488 2.29% 11.27% to 10.43% High Yield Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 1,453,818 24.09 to 10.50 31,530 4.87% 4.21% to 2.62% 2019............................. 1.45% to 2.95% 2,320,582 23.11 to 10.23 46,334 4.92% 13.06% to 4.79% 2018............................. 1.45% to 2.55% 2,234,519 20.44 to 13.46 40,479 5.09% (4.07)% to (5.14)% 2017............................. 1.45% to 2.55% 2,282,326 21.31 to 14.19 43,833 4.87% 5.07% to 3.90% 2016............................. 1.45% to 2.55% 2,587,388 20.28 to 13.66 48,057 5.25% 10.82% to 9.59% International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares 2020............................. 1.50% to 1.70% 76,842 22.01 to 21.12 1,669 6.10% 3.97% to 3.76% 2019............................. 1.50% to 1.70% 88,578 21.17 to 20.35 1,851 1.77% 5.40% to 5.19% 2018............................. 1.50% to 1.70% 109,339 20.09 to 19.35 2,166 1.31% 0.58% to 0.38% 2017............................. 1.50% to 1.70% 117,382 19.97 to 19.27 2,313 4.03% 1.23% to 1.02% 2016............................. 1.50% to 1.70% 160,909 19.73 to 19.08 3,124 1.41% 4.88% to 4.67% Long(Term U.S. Government Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 2,221,564 24.86 to 11.56 51,242 1.67% 15.69% to 13.93% 2019............................. 1.45% to 2.95% 1,859,226 21.49 to 10.14 38,539 2.05% 11.68% to 2.96% 2018............................. 1.45% to 2.55% 1,818,776 19.24 to 15.17 34,646 2.40% (3.80)% to (4.88)% 2017............................. 1.45% to 2.55% 1,706,498 20.00 to 15.95 34,651 2.17% 7.38% to 6.18% 2016............................. 1.45% to 2.55% 1,922,497 18.63 to 15.02 36,780 1.89% (0.78)% to (1.89)% Low Duration Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 7,376,295 12.71 to 9.99 86,838 1.04% 1.50% to (0.05)% 2019............................. 1.45% to 2.95% 3,574,136 12.53 to 9.99 41,893 2.77% 2.52% to (0.13)% 2018............................. 1.45% to 2.55% 3,842,840 12.22 to 10.36 44,146 1.93% (1.12)% to (2.23)% 2017............................. 1.45% to 2.55% 3,735,829 12.36 to 10.59 43,446 1.34% (0.12)% to (1.23)% 2016............................. 1.45% to 2.55% 3,835,039 12.37 to 10.73 44,857 1.51% (0.06)% to (1.17)%
F-91 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- Total Return Portfolio -- Administrative Class Shares 2020............................. 1.15% to 2.95% 7,899,166 19.16 to 10.63 141,984 2.14% 7.40% to 5.44% 2019............................. 1.15% to 2.95% 9,370,259 17.84 to 10.08 156,073 3.01% 7.11% to 1.71% 2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306 2.52% (1.68)% to (3.08)% 2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063 2.02% 3.71% to 2.25% 2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475 2.09% 1.50% to 0.07% Rydex Variable Trust NASDAQ -- 100(R) Fund 2020............................. 1.45% to 1.85% 249,291 79.57 to 56.84 7,046 0.29% 42.86% to 42.28% 2019............................. 1.45% to 1.85% 267,428 55.70 to 39.95 5,361 0.13% 34.88% to 34.33% 2018............................. 1.45% to 1.85% 269,561 41.30 to 29.74 4,093 0.00% (3.24)% to (3.64)% 2017............................. 1.45% to 1.85% 341,457 42.68 to 30.86 5,427 0.00% 29.23% to 28.70% 2016............................. 1.45% to 1.85% 656,436 33.03 to 23.98 7,066 0.00% 4.45% to 4.03% State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.30% 918,881 20.14 to 12.13 14,901 2.43% 6.22% to 4.57% 2019............................. 0.75% to 2.30% 955,145 18.96 to 11.60 14,603 0.19% 7.81% to 6.12% 2018............................. 0.75% to 2.30% 1,101,994 17.59 to 10.93 15,782 2.12% (2.17)% to (3.70)% 2017............................. 0.75% to 2.30% 1,252,511 17.98 to 11.35 18,445 1.97% 2.47% to 0.88% 2016............................. 0.75% to 2.30% 1,513,016 17.54 to 11.25 22,059 1.74% 2.21% to 0.62% Premier Growth Equity V.I.S. Fund -- Class 1 Shares 2020............................. 1.15% to 2.10% 800,152 44.80 to 37.84 32,006 0.03% 32.08% to 30.81% 2019............................. 0.75% to 2.10% 961,517 32.25 to 28.92 29,439 0.00% 36.30% to 34.45% 2018............................. 0.75% to 2.10% 1,101,406 23.66 to 21.51 24,920 0.13% (3.39)% to (4.72)% 2017............................. 0.75% to 2.10% 1,281,157 24.49 to 22.58 30,374 0.31% 27.38% to 25.66% 2016............................. 0.75% to 2.10% 1,481,093 19.23 to 17.97 27,772 0.49% 1.70% to 0.32% Real Estate Securities V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.95% 1,079,009 60.80 to 9.41 37,528 0.51% (5.94)% to (8.03)% 2019............................. 0.75% to 2.95% 1,117,908 64.65 to 10.23 44,195 1.34% 25.20% to 4.81% 2018............................. 0.75% to 2.55% 1,283,920 51.63 to 13.38 40,405 2.42% (6.42)% to (8.13)% 2017............................. 0.75% to 2.55% 1,424,736 55.18 to 14.57 49,404 1.54% 5.05% to 3.15% 2016............................. 0.75% to 2.55% 1,730,701 52.52 to 14.12 58,910 2.31% 7.19% to 5.26% S&P 500(R) Index V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.70% 3,543,023 31.16 to 12.39 145,954 1.74% 17.04% to 14.74% 2019............................. 0.75% to 2.30% 4,407,259 26.62 to 24.94 151,071 1.32% 30.06% to 28.03% 2018............................. 0.75% to 2.30% 4,870,590 20.47 to 19.48 130,223 1.64% (5.45)% to (6.93)% 2017............................. 0.75% to 2.30% 5,498,219 21.65 to 20.93 158,837 1.76% 20.60% to 18.72% 2016............................. 0.75% to 2.30% 6,092,527 17.95 to 17.63 147,455 1.87% 10.78% to 9.05%
F-92 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Small(Cap Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 1.15% to 2.30% 681,934 47.08 to 25.84 29,159 0.00% 13.21% to 11.90% 2019.......................... 1.15% to 2.30% 749,847 41.59 to 23.09 28,349 0.00% 24.67% to 23.22% 2018.......................... 1.15% to 2.30% 859,762 33.36 to 18.74 26,186 0.00% (10.74)% to (11.79)% 2017.......................... 1.15% to 2.30% 1,018,621 37.37 to 21.24 34,982 0.00% 11.42% to 10.12% 2016.......................... 1.15% to 2.30% 1,184,299 33.54 to 19.29 36,669 0.00% 22.34% to 20.93% Total Return V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 2.95% 36,271,022 23.08 to 10.58 730,164 1.92% 5.65% to 3.30% 2019.......................... 0.75% to 2.95% 39,064,565 21.84 to 10.24 751,079 2.30% 14.94% to 5.06% 2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183 2.16% (7.05)% to (8.51)% 2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510 2.01% 14.71% to 12.93% 2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552 1.87% 5.55% to 3.91% Total Return V.I.S. Fund -- Class 3 Shares 2020.......................... 1.45% to 2.95% 29,261,248 16.28 to 10.54 416,050 1.61% 4.60% to 3.01% 2019.......................... 1.45% to 2.95% 33,412,583 15.57 to 10.23 457,614 1.98% 13.89% to 4.80% 2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141 1.79% (7.97)% to (9.00)% 2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662 1.63% 13.60% to 12.33% 2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174 1.52% 4.55% to 3.38% U.S. Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 1.95% 712,379 34.16 to 30.93 22,655 0.52% 21.72% to 20.25% 2019.......................... 0.75% to 1.85% 811,378 28.06 to 25.86 21,421 0.64% 30.78% to 29.33% 2018.......................... 0.75% to 1.85% 961,239 21.46 to 19.99 19,507 0.80% (4.13)% to (5.19)% 2017.......................... 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908 0.75% 19.02% to 17.70% 2016.......................... 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936 1.13% 8.49% to 7.29% The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 670,853 86.13 to 35.81 37,760 0.18% 65.11% to 64.37% 2019.......................... 1.15% to 1.60% 761,308 52.17 to 21.79 25,695 0.00% 25.97% to 25.40% 2018.......................... 1.15% to 1.60% 948,595 41.41 to 17.38 24,702 0.00% 1.02% to 0.57% 2017.......................... 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030 0.00% 26.99% to 26.42% 2016.......................... 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240 0.00% (1.97)% to (2.41)% Alger Small Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 504,148 57.85 to 41.87 25,158 1.04% 65.23% to 64.49% 2019.......................... 1.15% to 1.60% 597,545 35.01 to 25.45 18,057 0.00% 27.85% to 27.27% 2018.......................... 1.15% to 1.60% 721,107 27.39 to 20.00 17,042 0.00% 0.26% to (0.19)% 2017.......................... 1.15% to 1.60% 846,955 27.31 to 20.04 20,024 0.00% 27.26% to 26.68% 2016.......................... 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672 0.00% 5.02% to 4.55%
F-93 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares 2020............................ 1.45% to 2.70% 111,746 55.20 to 13.56 5,748 0.00% 28.52% to 26.89% 2019............................ 1.45% to 2.30% 134,065 42.95 to 24.21 5,309 0.00% 26.54% to 25.45% 2018............................ 1.45% to 2.30% 158,163 33.94 to 19.30 4,894 0.00% (7.10)% to (7.90)% 2017............................ 1.45% to 2.30% 184,615 36.54 to 20.95 6,143 0.00% 27.87% to 26.77% 2016............................ 1.45% to 2.30% 213,849 28.57 to 16.53 5,491 0.00% (0.23)% to (1.09)% Jennison Portfolio -- Class II Shares 2020............................ 1.45% to 2.30% 146,330 69.98 to 45.08 9,860 0.00% 53.32% to 52.00% 2019............................ 1.45% to 2.30% 130,384 45.65 to 29.66 5,678 0.00% 30.90% to 29.77% 2018............................ 1.45% to 2.30% 146,007 34.87 to 22.85 4,864 0.00% (2.62)% to (3.47)% 2017............................ 1.45% to 2.30% 163,659 35.81 to 23.67 5,576 0.00% 34.16% to 33.01% 2016............................ 1.45% to 2.30% 168,178 26.69 to 17.80 4,273 0.00% (2.72)% to (3.55)% Natural Resources Portfolio -- Class II Shares 2020............................ 1.45% to 2.95% 2,971,820 13.83 to 10.53 20,161 0.00% 10.20% to 8.52% 2019............................ 1.45% to 2.95% 5,525,658 12.55 to 9.71 33,708 0.00% 8.66% to (5.94)% 2018............................ 1.45% to 2.55% 5,833,693 11.55 to 5.08 32,878 0.00% (19.61)% to (20.51)% 2017............................ 1.45% to 2.55% 4,833,745 14.37 to 6.39 34,397 0.00% (1.97)% to (3.06)% 2016............................ 1.45% to 2.55% 3,243,289 14.66 to 6.59 24,862 0.00% 23.02% to 21.65% SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares 2020............................ 1.55% to 1.55% 617 46.23 to 46.23 29 0.00% 44.63% to 44.63% 2019............................ 1.55% to 1.55% 618 31.96 to 31.96 20 0.00% 35.04% to 35.04% 2018............................ 1.55% to 1.55% 653 23.67 to 23.67 15 0.00% (9.60)% to (9.60)% 2017............................ 1.55% to 1.55% 671 26.18 to 26.18 18 0.00% 20.06% to 20.06% 2016............................ 1.55% to 1.55% 686 21.81 to 21.81 15 0.00% 2.21% to 2.21% Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 2020............................ 1.45% to 1.95% 82,022 48.56 to 46.04 3,956 0.00% 41.11% to 40.40% 2019............................ 1.45% to 1.95% 243,390 34.41 to 32.80 8,325 0.00% 35.06% to 34.37% 2018............................ 1.45% to 1.95% 272,196 25.48 to 24.41 6,896 0.00% (1.19)% to (1.69)% 2017............................ 1.45% to 1.95% 312,906 25.79 to 24.83 8,030 0.01% 32.65% to 31.98% 2016............................ 1.45% to 1.95% 121,717 19.44 to 18.81 2,358 0.00% (0.94)% to (1.44)%
-------- (1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded. (2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets. (3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include F-94 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return. (4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016. F-95 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (With Independent Auditors' Report Thereon) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Index to Statutory Financial Statements
Page ---- Independent Auditors' Report............................................... F-1 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.................................................................. F-3 Statutory Statements of Summary of Operations.............................. F-5 Statutory Statements of Changes in Capital and Surplus..................... F-6 Statutory Statements of Cash Flow.......................................... F-7 Notes to Statutory Financial Statements.................................... F-9
Independent Auditors' Report The Board of Directors Genworth Life and Annuity Insurance Company: We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements. Management's Responsibility for the Financial Statements Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors' Responsibility Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material. Adverse Opinion on U.S. Generally Accepted Accounting Principles In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020. F-1 Opinion on Statutory Basis of Accounting In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1. Emphasis of Matter As discussed in Note 1 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter. /s/ KPMG LLP Richmond, Virginia April 22, 2021 F-2 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Admitted Assets Cash and invested assets: Bonds..................... $11,457.0 $11,455.4 Preferred stocks -- nonaffiliates........... 21.3 39.0 Common stocks -- affiliates.............. 218.3 413.0 Common stocks -- nonaffiliates........... 32.1 23.0 Mortgage loans............ 1,717.3 1,812.3 Real estate............... 13.1 12.5 Contract loans............ 474.4 494.7 Cash, cash equivalents and short-term investments............. 242.9 227.9 Other invested assets..... 69.8 71.8 Receivable for securities.............. 10.5 3.2 Derivative assets......... 63.5 80.7 Securities lending reinvested collateral.............. 26.0 17.7 --------- --------- Total cash and invested assets..... 14,346.2 14,651.2 Amounts recoverable from reinsurers and funds held....................... 458.1 465.5 Deferred tax asset........... 111.0 127.9 Guaranty funds receivable.... 7.4 7.6 Premiums and accounts receivable................. 399.3 479.4 Investment income due and accrued................ 132.3 133.7 Other assets................. 12.3 18.0 Separate account assets...... 5,669.8 5,691.8 --------- --------- Total admitted assets.............. $21,136.4 $21,575.1 ========= =========
F-3 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -- Continued December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Liabilities and Capital and Surplus Liabilities Aggregate reserves -- life.................... $ 7,074.6 $ 6,901.9 Aggregate reserves -- annuity contracts....... 4,080.8 4,464.7 Aggregate reserves -- accident and health policies................ 0.8 1.0 Liability for deposit-type contracts............... 756.0 705.8 Liability for policy and contract claims..... 113.9 84.0 Policyholders dividends............... 0.3 0.3 Premiums and annuity considerations received in advance..... 5.8 6.5 Other amounts payable on reinsurance.......... 185.9 145.0 Interest maintenance reserve................. 36.5 34.0 Commissions payable....... 0.1 0.2 General expenses due or accrued.............. 2.0 1.2 Transfers to separate accounts due or accrued................. (6.1) (13.6) Taxes, licenses, and fees due or accrued..... 7.7 10.6 Current Federal income tax payable...... 38.2 47.8 Unearned investment income.................. 6.0 6.9 Amounts withheld or retained by company as agent or trustee..... 14.8 11.5 Remittances and items not allocated........... 22.4 21.5 Asset valuation reserve................. 109.6 112.8 Payable to parent, subsidiaries and affiliates.............. 10.6 7.3 Funds held under coinsurance and treaties with unauthorized reinsurers.............. 1,974.2 1,915.4 Reinsurance in unauthorized companies............... 0.5 -- Payable for securities lending...... 26.0 17.7 Payable for securities.... 4.9 16.4 Derivative liabilities.... 0.8 0.1 Payable for collateral received from derivatives counterparties.......... 8.5 15.8 Separate account liabilities............. 5,669.8 5,691.8 --------- --------- Total liabilities..... 20,144.6 20,206.6 --------- --------- Capital and surplus: Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)............ 25.6 25.6 Paid in surplus........... 1,456.7 1,456.7 Unassigned deficit........ (490.5) (113.8) --------- --------- Total capital and surplus............. 991.8 1,368.5 --------- --------- Total liabilities and capital and surplus............. $21,136.4 $21,575.1 ========= =========
See accompanying notes to statutory financial statements. F-4 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Summary of Operations Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Revenues: Premiums and annuity considerations.............. $ 175.2 $ (901.0) $ 6.4 Considerations for supplementary contracts with life contingencies............... 22.2 13.9 17.1 Net investment income......... 668.7 670.2 639.8 Amortization of interest maintenance reserve......... 1.0 -- -- Commissions and expense allowances on reinsurance ceded........ 123.2 1,404.4 274.2 Reserve adjustments on reinsurance ceded........ (83.9) (488.1) (11.4) Income from fees associated with investment management, administration, and contract guarantees from separate accounts.................... 97.3 105.2 116.2 Other income.................. 16.9 25.7 29.2 -------- -------- -------- Total revenues............ 1,020.6 830.3 1,071.5 -------- -------- -------- Benefits: Death benefits................ 368.4 323.1 400.2 Matured endowments............ 1.9 1.5 3.0 Annuity benefits.............. 367.3 385.0 402.5 Disability benefits and benefits under accident and health policies.................... 4.5 4.3 3.9 Surrender benefits and other fund withdrawals................. 826.1 612.8 701.7 Payments on supplementary contracts with life contingencies............... 15.2 14.1 13.4 Interest and adjustments on contracts or deposit-type contract funds.............. 24.7 26.2 25.4 Decrease in aggregate reserves -- life, annuity and accident and health......... (344.1) (633.3) (46.3) -------- -------- -------- Total benefits............ 1,264.0 733.7 1,503.8 -------- -------- -------- Expenses: Commissions................... 107.3 115.5 124.5 General insurance expenses.................... 131.3 133.3 137.4 Insurance taxes, licenses, and fees, excluding Federal income taxes................ 22.6 29.0 25.4 Net transfer from separate accounts........... (410.9) (470.8) (565.6) Other expenses................ 131.6 63.9 57.1 -------- -------- -------- Total expenses............ (18.1) (129.1) (221.2) -------- -------- -------- Total benefits and expenses............ 1,245.9 604.6 1,282.6 -------- -------- -------- Income (loss) before Federal income taxes and realized capital gains (losses), net........ (225.3) 225.7 (211.1) Federal income taxes............. (37.6) 38.5 (18.8) -------- -------- -------- Income (loss) before realized capital gains (losses)............. (187.7) 187.2 (192.3) Realized capital gains (losses), net.................. 5.6 (1.4) (17.2) -------- -------- -------- Net income (loss)............... $ (182.1) $ 185.8 $ (209.5) ======== ======== ========
See accompanying notes to statutory financial statements. F-5 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Changes in Capital and Surplus Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Common stock ------------- Paid in Unassigned Amount Shares surplus deficit Total ------ ------ -------- ---------- -------- Balances as of December 31, 2017...... $25.6 25,651 $1,456.7 $(193.5) $1,288.8 Net loss.............. -- -- -- (209.5) (209.5) Change in net unrealized capital gains and losses.... -- -- -- (138.7) (138.7) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- (0.5) (0.5) Change in net deferred income taxes............... -- -- -- 34.0 34.0 Change in nonadmitted assets.............. -- -- -- 13.1 13.1 Change in asset valuation reserve... -- -- -- 23.7 23.7 Change in surplus as a result of reinsurance......... -- -- -- 39.8 39.8 Special tax allocation agreement with Genworth............ -- -- -- 103.2 103.2 Balances as of December 31, 2018...... 25.6 25,651 1,456.7 (328.4) 1,153.9 ----- ------ -------- ------- -------- Net income............ -- -- -- 185.8 185.8 Change in net unrealized capital gains and losses.... -- -- -- 202.4 202.4 Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.8 0.8 Change in net deferred income taxes............... -- -- -- 14.3 14.3 Change in nonadmitted assets.............. -- -- -- (44.5) (44.5) Change in asset valuation reserve... -- -- -- (37.6) (37.6) Change in surplus as a result of reinsurance......... -- -- -- (113.0) (113.0) Special tax allocation agreement with Genworth............ -- -- -- (7.8) (7.8) Prior period correction - ceded premiums on term conversion policies (see Note 1(w))..... -- -- -- 14.2 14.2 ----- ------ -------- ------- -------- Balances as of December 31, 2019...... 25.6 25,651 1,456.7 (113.8) 1,368.5 Net loss.............. -- -- -- (182.1) (182.1) Change in net unrealized capital gains and losses.... -- -- -- (35.3) (35.3) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.6 0.6 Change in net deferred income taxes............... -- -- -- 42.7 42.7 Change in nonadmitted assets.............. -- -- -- (75.6) (75.6) Change in liability for reinsurance in unauthorized companies........... -- -- -- (0.5) (0.5) Change in reserve on account of change in valuation basis.. -- -- -- (96.0) (96.0) Change in asset valuation reserve... -- -- -- 3.2 3.2 Change in surplus as a result of reinsurance......... -- -- -- (29.4) (29.4) Special tax allocation agreement with Genworth............ -- -- -- (4.3) (4.3) Prior period correction - Investment in Jamestown (see Note 1(v))............... -- -- -- 29.0 29.0 Prior period correction - Jamestown ceded reserves coinsurance quota share, net of deferred tax of $ 7.7 (see Note 1(v)). -- -- -- (29.0) (29.0) ----- ------ -------- ------- -------- Balances as of December 31, 2020...... $25.6 25,651 $1,456.7 $(490.5) $ 991.8 ===== ====== ======== ======= ========
See accompanying notes to statutory financial statements. F-6 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Cash flow from operations: Premiums collected net of reinsurance.................. $ 209.7 $ 318.0 $ 30.6 Net investment income................. 645.3 645.8 619.0 Miscellaneous income.................. 124.0 129.4 448.2 -------- -------- -------- Total cash provided from revenues................ 979.0 1,093.2 1,097.8 -------- -------- -------- Benefit and loss related payments.................... 1,417.0 1,248.5 1,445.1 Net transfers from separate, segregated accounts, and protected cell accounts............................ (418.3) (471.4) (586.3) Commissions, expenses paid, and aggregate write-ins for deductions.......................... 258.4 272.3 283.3 Federal income taxes paid, net of capital gains (losses)............................ (19.0) (29.2) 6.3 -------- -------- -------- Total cash applied to benefits and general and other expenses..................... 1,238.1 1,020.2 1,148.4 -------- -------- -------- Net cash provided by (applied to) operations............... (259.1) 73.0 (50.6) -------- -------- -------- Cash flow from investments: Proceeds from investments sold, matured, or repaid: Bonds............................. 1,162.6 1,068.3 1,614.4 Stocks............................ 37.1 30.8 0.6 Mortgage loans.................... 193.9 146.2 210.9 Real estate....................... -- -- 0.2 Other invested assets.......................... 0.7 13.4 7.7 Miscellaneous proceeds........................ 21.2 23.4 49.9 -------- -------- -------- Total investment proceeds..................... 1,415.5 1,282.1 1,883.7 -------- -------- -------- Cost of investments acquired: Bonds............................. 960.1 1,085.4 1,663.3 Stocks............................ 11.8 46.7 8.5 Mortgage loans.................... 98.9 91.4 302.9 Real estate....................... 1.2 0.9 1.9 Other invested assets.......................... -- 0.5 0.1 Miscellaneous applications.................... 27.1 56.1 2.5 -------- -------- -------- Total investments acquired..................... 1,099.1 1,281.0 1,979.2 Net decrease in contract loans and premium notes....................... (22.3) (13.2) (15.9) -------- -------- -------- Net cash provided by (applied to) investments.............. 338.7 14.3 (79.6) -------- -------- -------- Cash flow from financing and miscellaneous sources: Cash provided (applied): Net deposits on deposit-type contracts and other insurance liabilities..................... (63.8) (195.7) 0.2 Other cash provided (applied)....................... (0.8) 29.1 77.2 -------- -------- -------- Net cash provided by (applied to) financing and miscellaneous sources.................. (64.6) (166.6) 77.4 -------- -------- -------- Net change in cash, cash equivalents and short-term investments................. 15.0 (79.3) (52.8) Cash, cash equivalents and short-term investments: Beginning of year..................... 227.9 307.2 360.0 -------- -------- -------- End of year........................... $ 242.9 $ 227.9 $ 307.2 ======== ======== ========
F-7 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow -- Continued Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 ------- --------- ------- Supplemental information: Interest capitalization -- net investment income............... $ (10.4) $ (11.3) $ (14.3) Interest capitalization -- bond purchases....... (10.4) (11.3) (14.3) Securities exchanged -- bond proceeds..... (150.4) (198.1) (143.2) Securities exchanged -- bond purchases.... (150.4) (198.1) (143.2) Tax sharing agreement transfer of taxes payable -- taxes paid................. (3.7) (0.7) (3.9) Tax sharing agreement transfer of taxes payable -- stock proceeds............. (19.8) (73.7) (231.0) Tax sharing agreement transfer of taxes payable -- stock purchases............ (19.2) (65.2) (330.3) Tax sharing agreement transfer of taxes payable -- special tax allocation agreement............ 4.3 7.8 (103.2) Transfer of securities from affiliate as return of capital -- stock proceeds............. (182.1) -- -- Transfer of securities from affiliate as return of capital -- bond purchases............ (179.8) -- -- Transfer of securities from affiliate as return of capital -- other invested asset purchases............ (0.6) -- -- Transfer of securities from affiliate as return of capital -- net investment income.... (1.7) -- -- Reinsurance treaties -- premiums.......... -- 1,192.5 -- Reinsurance treaties -- commissions ceded. -- (1,196.2) -- Reinsurance treaties -- benefits.......... -- 391.4 -- Reinsurance treaties -- bond purchases.... -- (82.9) -- Reinsurance treaties -- funds withheld adjustment........... -- (470.6) -- Rivermont account value adjustment -- benefits and loss related payments..... -- -- (27.5) Rivermont account value adjustment -- stock purchases...... -- -- (27.5)
See accompanying notes to statutory financial statements. F-8 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies (a) Corporate Structure Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth"). The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:
2020 ----- Jamestown Life Insurance Company ("JLIC").............. 100.0% River Lake Insurance Company VI ("RLIC VI")............ 100.0 River Lake Insurance Company VII ("RLIC VII").......... 100.0 River Lake Insurance Company VIII ("RLIC VIII")........ 100.0 River Lake Insurance Company X ("RLIC X").............. 100.0 GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0 Newco Properties, Inc. ("Newco")....................... 100.0 Assigned Settlement Inc. ("ASI")....................... 100.0 Genworth Life Insurance Company of New York ("GLICNY"). 34.5
As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted. The Company's direct subsidiaries previously included Rivermont Life Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020. On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. (b) Nature of Business The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business. F-9 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms. (c) COVID-19 COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the Company's variable annuity products. The Company observed minimal impacts from COVID-19 in its fixed annuity products. The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19. The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim. The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business. While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business. (d) Basis of Presentation The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. F-10 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b). The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation. (e) Differences Between SAP and U.S. GAAP The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include: . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively. . The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses. . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss). . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss). . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons. . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative. F-11 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) . Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP. . Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts. . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary. . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually. . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period. . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits. . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable. . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company. . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits. . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss. . Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances. . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax F-12 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP. . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations. . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income. (f) Recognition of Revenue and Related Expenses Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred. (g) Investments Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid. Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value. Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the F-13 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value. For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value. In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Investments in real estate are stated at depreciated cost. As of December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain. Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates. Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms. GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded. Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss). Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and F-14 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus. The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost. Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR. (h) Fair Value Measurements The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories: . Level 1 -- Quoted prices for identical instruments in active markets. . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. . Level 3 -- Instruments whose significant value drivers are unobservable. Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments. Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data. F-15 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2. The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above. (i) Investment Income Due and Accrued Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero. (j) Nonadmitted Assets Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus. (k) Aggregate Reserves and Liability for Deposit-Type Contracts Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts' characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change. F-16 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law. Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience. Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract. (l) Liability for Policy and Contract Claims The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided. (m) Interest Maintenance Reserve IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called. (n) Asset Valuation Reserve AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC. (o) Federal Income Taxes The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts. (p) Reinsurance Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. F-17 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions to the related reserves. (q) Guaranty Association Assessments The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b). (r) Electronic Data Processing ("EDP") Equipment and Software EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and $5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software. (s) Derivative Instruments Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination. F-18 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (t) Experience Refunds Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. (u) Going Concern The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued. (v) Accounting Changes In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis. In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3. In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13. (w) Correction of Error During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3. F-19 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (2)Investments (a) Bonds and Preferred and Common Stocks As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:
2020 -------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value ---------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 513.0 $ 241.8 $ -- $ -- $-- $ 754.8 All other governments. 149.2 29.3 -- (0.4) -- 178.1 States, territories, and possessions..... 141.4 39.0 -- -- -- 180.4 Special revenue and special assessment obligations......... 423.5 94.0 -- -- -- 517.5 Industrial and miscellaneous....... 8,045.7 1,582.3 -- (7.6) -- 9,620.4 Residential mortgage-backed..... 614.3 72.8 0.6 -- -- 687.7 Commercial mortgage-backed..... 803.7 61.5 -- (2.0) -- 863.2 Other asset-backed and structured securities.......... 701.8 11.1 -- (1.1) -- 711.8 Hybrids............... 64.4 12.5 -- -- -- 76.9 ---------- -------- ---- ------ --- --------- Total bonds....... 11,457.0 2,144.3 0.6 (11.1) -- 13,590.8 Preferred and common stocks -- nonaffiliates 53.4 1.4 1.0 (0.1) -- 55.7 ---------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $ 11,510.4 $2,145.7 $1.6 $(11.2) $-- $13,646.5 ========== ======== ==== ====== === =========
2019 ------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value --------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 545.7 $ 143.4 $ -- $ -- $-- $ 689.1 All other governments. 108.3 20.4 -- -- -- 128.7 States, territories, and possessions..... 140.8 24.7 -- -- -- 165.5 Special revenue and special assessment obligations......... 389.9 66.0 -- (0.2) -- 455.7 Industrial and miscellaneous....... 7,830.4 957.5 -- (5.5) -- 8,782.4 Residential mortgage-backed..... 735.7 70.9 0.5 (0.3) -- 806.8 Commercial mortgage-backed..... 837.3 36.9 -- (1.7) -- 872.5 Other asset-backed and structured securities.......... 801.6 7.4 -- (2.0) -- 807.0 Hybrids............... 65.7 8.8 -- -- -- 74.5 --------- -------- ---- ------ --- --------- Total bonds....... 11,455.4 1,336.0 0.5 (9.7) -- 12,782.2 Preferred and common stocks -- nonaffiliates 62.0 1.8 -- (0.4) -- 63.4 --------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $11,517.4 $1,337.8 $0.5 $(10.1) $-- $12,845.6 ========= ======== ==== ====== === =========
F-20 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019. As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:
2020 ------------------------- Carrying value Fair value -------------- ---------- Due in one year or less.................. $ 258.0 $ 262.4 Due after one year through five years.... 1,637.9 1,774.7 Due after five years through ten years... 1,592.7 1,815.5 Due after ten years...................... 5,848.6 7,475.5 --------- --------- Subtotals............................. 9,337.2 11,328.1 Residential mortgage-backed.............. 614.3 687.7 Commercial mortgage-backed............... 803.7 863.2 Other asset-backed structured securities. 701.8 711.8 --------- --------- Totals................................ $11,457.0 $13,590.8 ========= =========
Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region. As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019. F-21 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The credit quality mix of the bond portfolio as of December 31, 2020 and 2019 was as follows. The quality ratings represent NAIC designations.
2020 2019 --------------------- --------------------- Carrying value Percent Carrying value Percent -------------- ------- -------------- ------- Class 1 -- highest quality.... $ 5,883.2 51.3% $ 6,234.2 54.4% Class 2 -- high quality....... 4,970.3 43.4 4,826.1 42.1 Class 3 -- medium quality..... 591.3 5.2 366.5 3.2 Class 4 -- low quality........ 12.0 0.1 28.4 0.3 Class 5 -- lower quality...... -- -- -- -- Class 6 -- in or near default. 0.2 -- 0.2 -- --------- ----- --------- ----- Totals..................... $11,457.0 100.0% $11,455.4 100.0% ========= ===== ========= =====
Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default). There were no bonds in default as of December 31, 2020 and 2019. (b) Common Stocks of Affiliates The Company's investment in common stocks of affiliates as of December 31, 2020 and 2019 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:
GLICNY JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/ - -------- ------ --------- --------- ---------- ----------- ------- -------- 2020 Total admitted assets.... $7,656.4 $135.6 $ -- $1,369.2 $120.5 $341.6 $ -- $302.5 Total liabilities........ 7,436.9 35.9 -- 1,334.2 103.1 305.5 -- 285.1 Total capital and surplus 219.5 99.7 -- 35.0 17.4 36.1 -- 17.4 Net income (loss)........ (50.2) (0.8) -- 1.6 6.6 3.2 -- (2.6) 2019 Total admitted assets.... $7,604.8 $131.2 $514.6 $1,376.7 $143.4 $341.0 $ 0.3 $275.6 Total liabilities........ 7,288.1 67.4 0.7 1,313.8 129.9 306.1 -- 255.2 Total capital and surplus 316.7 63.8 513.9 62.9 13.5 34.9 0.3 20.4 Net income (loss)........ 82.0 2.7 386.0 (347.1) 6.0 5.4 (9.3) (5.2) 2018 Total admitted assets.... $7,664.4 $128.3 $606.8 $ 270.0 $156.7 $333.6 $255.7 $246.6 Total liabilities........ 7,430.6 67.7 486.5 252.6 141.7 302.9 241.7 227.3 Total capital and surplus 233.8 60.6 120.3 17.4 15.0 30.7 14.0 19.3 Net income (loss)........ (56.0) 4.9 (1.3) 547.9 (0.7) (2.8) 528.8 447.8
-------- /1/ During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / / /2/ As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds. F-22 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company's investment in GLICNY was $75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively. As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020. During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020. Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice. Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term Life Permitted Practice") from the Delaware Department of Insurance (the "Delaware Department") to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See Note 8. Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice. Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal Life Permitted Practice") from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and $41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year. As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted. (c) Mortgage Loans As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019. The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization. F-23 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Property type value total value total ------------- -------- ---------- -------- ---------- Retail..................... $ 602.6 35.1% $ 643.2 35.5% Industrial................. 506.1 29.5 533.5 29.4 Office..................... 411.0 23.9 437.5 24.1 Mixed use.................. 80.9 4.7 72.1 4.0 Apartments................. 75.6 4.4 92.8 5.1 Other...................... 41.1 2.4 33.2 1.9 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Geographic region value total value total ----------------- -------- ---------- -------- ---------- South Atlantic............. $ 435.3 25.3% $ 467.6 25.8% Pacific.................... 408.7 23.8 435.8 24.1 Middle Atlantic............ 193.6 11.3 209.0 11.5 West North Central......... 169.3 9.9 170.3 9.4 East North Central......... 141.2 8.2 147.4 8.1 Mountain................... 134.0 7.8 137.9 7.6 West South Central......... 99.9 5.8 100.2 5.5 East South Central......... 73.4 4.3 80.5 4.5 New England................ 61.9 3.6 63.6 3.5 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The Company had no impaired loans as of December 31, 2020 and 2019. The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:
2020 2019 -------------------------- -------------------------- Commercial Commercial -------------------------- -------------------------- Insured All Other Total Insured All Other Total ------- --------- -------- ------- --------- -------- Recorded investment (All) Current (less than 30 days past due)...... $ -- $1,717.3 $1,717.3 $ -- $1,812.3 $1,812.3 Interest reduced Recorded investment... $ -- $ 2.5 $ 2.5 $ -- $ -- $ -- Number of loans....... -- 1 1 -- -- -- Percent reduced....... -- % 2.0% 2.0% -- % -- % -- % Participant or co-lender in a mortgage loan agreement Recorded investment... $ -- $ -- $ -- $ -- $ 29.0 $ 29.0
As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans. During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings. F-24 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and $7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was 15.4% and 15.8%, respectively, of its total mortgage portfolio. The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:
2020 Average loan-to-value/(1)/ ------------------------------------------------------- Greater Property type 0%-50% 51%-60% 61%-75% 76%-100% than 100% Total ------------- ------ ------- ------- -------- --------- -------- Retail.................................. $242.4 $173.0 $180.6 $6.6 $-- $ 602.6 Industrial.............................. 278.2 142.5 85.4 -- -- 506.1 Office.................................. 123.3 178.7 106.6 2.4 -- 411.0 Mixed use............................... 24.3 16.6 40.0 -- -- 80.9 Apartments.............................. 42.6 14.8 18.2 -- -- 75.6 Other................................... 8.3 4.0 28.8 -- -- 41.1 ------ ------ ------ ---- --- -------- Total................................ $719.1 $529.6 $459.6 $9.0 $-- $1,717.3 ====== ====== ====== ==== === ======== Percent of total........................ 41.9% 30.8% 26.8% 0.5% --% 100.0% ====== ====== ====== ==== === ======== Weighted-average debt service coverage ratio/(2) /........................... 2.3 1.8 1.6 1.5 -- 2.0 ====== ====== ====== ==== === ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-25 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Average loan-to-value/(1)/ ------------------------------------------------------ Greater than Property type 0%-50% 51%-60% 61%-75% 76%-100% 100% Total ------------- ------ ------- ------- -------- ------------ -------- Retail................... $270.6 $141.4 $231.2 $ -- $ -- $ 643.2 Industrial............... 240.8 145.2 147.5 -- -- 533.5 Office................... 162.2 103.8 171.5 -- -- 437.5 Apartments............... 41.3 28.4 23.1 -- -- 92.8 Mixed use................ 24.6 17.4 30.1 -- -- 72.1 Other.................... 18.9 -- 14.3 -- -- 33.2 ------ ------ ------ ---- ---- -------- Total................. $758.4 $436.2 $617.7 $ -- $ -- $1,812.3 ====== ====== ====== ==== ==== ======== Percent of total......... 41.8% 24.1% 34.1% -- % -- % 100.0% ====== ====== ====== ==== ==== ======== Weighted-average debt service coverage ratio/(2) /............ 2.2 1.8 1.6 -- -- 1.9 ====== ====== ====== ==== ==== ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:
2020 Debt service coverage ratio -- fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $ 6.6 $34.5 $117.4 $244.2 $199.9 $ 602.6 Industrial............... 2.3 8.8 49.7 200.5 244.8 506.1 Office................... 8.4 17.8 17.3 242.2 125.3 411.0 Mixed use................ 0.9 -- 9.2 35.9 34.9 80.9 Apartments............... 0.9 -- 31.6 23.5 19.6 75.6 Other.................... 10.9 15.6 -- 10.8 3.8 41.1 ----- ----- ------ ------ ------ -------- Total................. $30.0 $76.7 $225.2 $757.1 $628.3 $1,717.3 ===== ===== ====== ====== ====== ======== Percent of total......... 1.7% 4.5% 13.1% 44.1% 36.6% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 51.7% 58.7% 58.8% 56.8% 42.6% 51.9% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-26 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Debt service coverage ratio - fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $13.1 $38.4 $136.3 $270.6 $184.8 $ 643.2 Industrial............... 9.5 23.7 69.7 174.8 255.8 533.5 Office................... 22.5 16.9 18.2 248.7 131.2 437.5 Apartments............... -- 15.4 23.8 11.2 42.4 92.8 Mixed use................ 1.9 -- 9.1 32.7 28.4 72.1 Other.................... 14.5 1.0 2.4 8.8 6.5 33.2 ----- ----- ------ ------ ------ -------- Total................. $61.5 $95.4 $259.5 $746.8 $649.1 $1,812.3 ===== ===== ====== ====== ====== ======== Percent of total......... 3.4% 5.3% 14.3% 41.2% 35.8% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 63.2% 63.6% 59.8% 56.8% 42.0% 52.5% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans. Low Income Housing Tax Credit The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:
Required holding Fund name Remaining years period --------- --------------- ---------------- Alliant EWA Villages II Hawaii, LLC.. 4 15 Centerline Georgia Investor VII, LLC. 2 15
The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:
Fund name State 2020 2019 2018 --------- -------- ---- ---- ---- Alliant EWA Villages II Hawaii, LLC.. Hawaii $0.2 $0.2 $0.2 Centerline Georgia Investor VII, LLC. Georgia -- -- 0.2 CCL Missouri Investor III, LLC....... Missouri -- -- 0.1 CCL Missouri Investor V, LLC......... Missouri -- -- 0.1 Savannah Tax Credit Fund, LLC........ Georgia -- -- 0.1 ---- ---- ---- Total................................ $0.2 $0.2 $0.7 ==== ==== ====
F-27 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The balance of the investment recognized was as follows:
Fund name 2020 2019 --------- ---- ---- Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5
As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews. As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets. The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:
Amount of impairment -------------------- Description 2020 2019 2018 ----------- ---- ---- ---- Macquarie Infrastructures Partners A and B. $-- $2.0 $ -- Alinda Infrastructure Fund I, L.P.......... -- -- 0.1
The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses. (d) Derivative Instruments The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option. Counterparty Risk The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral. F-28 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the Company held derivative counterparty collateral with fair value of $41.1 and $46.0, respectively. The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2020 and 2019:
2020 2019 ----------------------- ----------------------- Carrying Fair Notional Carrying Fair Notional Derivative type value value value value value value --------------- -------- ----- -------- -------- ----- -------- Financial futures........ $ -- $ -- $ 950.1 $ -- $ -- $1,016.1 Cross currency swaps..... (0.8) 0.3 19.7 (0.1) 0.8 19.7 Equity index options..... 62.7 62.7 2,000.8 80.7 80.7 2,451.0 ----- ----- -------- ----- ----- -------- Totals................ $61.9 $63.0 $2,970.6 $80.6 $81.5 $3,486.8 ===== ===== ======== ===== ===== ========
The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately. The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018. The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting. For derivatives accounted for as cash flow hedges of a forecasted transaction: 1) As of December 31, 2020, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and 2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date. The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively. The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract. F-29 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions. (e) Net Investment Income For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:
2020 2019 2018 ------ ------ ------ Bonds............................ $551.5 $540.5 $529.4 Preferred and common stocks...... 3.1 4.2 3.8 Mortgage loans................... 85.2 88.2 87.6 Contract loans................... 34.4 32.7 27.2 Short-term investments........... 2.7 7.9 5.0 Real estate...................... 3.6 3.6 3.3 Other invested assets............ 5.8 10.3 6.5 Derivative instruments........... 0.3 0.3 (5.7) Other............................ 0.1 0.4 0.4 ------ ------ ------ Gross investment income....... 686.7 688.1 657.5 Investment and interest expenses. (18.0) (17.9) (17.7) ------ ------ ------ Net investment income......... $668.7 $670.2 $639.8 ====== ====== ======
The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 2018 ---------------- ---------------- ---------------- General Separate General Separate General Separate account account account account account account ------- -------- ------- -------- ------- -------- (1) Number of CUSIPS...................... 32 -- 31 -- 22 -- (2) Aggregate amount of investment income. $ 16.2 $-- $ 6.2 $-- $ 2.9 $--
F-30 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:
2020 2019 2018 -------- -------- -------- Proceeds from sales, maturities or other redemptions of bonds. $1,162.6 $1,068.3 $1,614.4 ======== ======== ======== Gross realized capital: Gains on sales............................................. $ 307.7 $ 162.0 $ 121.8 Losses on sales............................................ (291.1) (151.7) (152.2) -------- -------- -------- Net realized gains (losses) on sales................... 16.6 10.3 (30.4) Impairment losses............................................. (2.2) (2.0) (0.1) -------- -------- -------- Subtotal............................................... 14.4 8.3 (30.5) Federal income tax (provision) benefit........................ (5.2) (5.7) 1.6 Transfers to IMR, net of tax.................................. (3.6) (4.0) 11.7 -------- -------- -------- Realized capital gains (losses), net................... $ 5.6 $ (1.4) $ (17.2) ======== ======== ========
(f) Impairment of Investment Securities The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period. The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists: . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected; . The Company intends to sell a security; or . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment. As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI. As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model. For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value. F-31 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:
2020 ----------------------------------------------------------------- Less Than 12 Months 12 Months or More -------------------------------- -------------------------------- Gross Gross unrealized Number of unrealized Number of Description of securities Fair value losses securities Fair value losses securities ------------------------- ---------- ---------- ---------- ---------- ---------- ---------- Fixed maturity securities: All other governments..... $ 17.6 $ (0.4) 3 $ -- $ -- -- Industrial and miscellaneous........... 140.0 (7.3) 27 4.0 (0.3) 2 Residential mortgage-backed......... 0.5 -- 2 -- -- -- Commercial mortgage-backed......... 70.7 (2.0) 12 -- -- -- Other asset-backed and structured securities.............. 54.9 (0.8) 14 40.1 (0.3) 10 ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == % below cost -- fixed maturity securities: (less than)20% below cost.................... $277.9 $ (7.4) 56 $44.1 $(0.6) 12 20-50% below cost......... 5.8 (3.1) 2 -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- % below cost -- equity securities: (less than)20% below cost.................... 6.7 (0.1) 1 -- -- -- 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == Investment grade -- fixed maturity securities................. $247.7 $ (5.5) 47 $42.2 $(0.5) 11 Below investment grade -- fixed maturity securities................. 36.0 (5.0) 11 1.9 (0.1) 1 Investment grade -- equity securities.......... 6.7 (0.1) 1 -- -- -- Below investment grade -- equity securities....... -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== ==
For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost. F-32 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:
2019 --------------------------------------------------------- Less Than 12 Months 12 Months or More ---------------------------- ---------------------------- Gross Gross Fair unrealized Number of Fair unrealized Number of Description of securities value losses securities value losses securities ------------------------- ------ ---------- ---------- ------ ---------- ---------- Fixed maturity securities: Special revenue and special assessment obligations............. $ 18.3 $(0.2) $ 5 $ -- $ -- $-- Industrial and miscellaneous........... 56.9 (0.9) 17 122.0 (4.7) 18 Residential mortgage-backed......... 9.1 (0.1) 4 12.0 (0.2) 3 Commercial mortgage-backed......... 93.0 (1.6) 16 6.2 (0.1) 2 Other asset-backed and structured securities.............. 136.5 (0.4) 25 103.0 (1.5) 24 ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === % below cost -- fixed maturity securities: (less than)20% below cost.................... $313.8 $(3.2) 67 $243.2 $(6.5) 47 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- % below cost -- equity securities: (less than)20% below cost.................... -- -- -- 9.6 (0.4) 1 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === Investment grade -- fixed maturity securities................. $305.1 $(3.0) 64 $210.9 $(4.9) 41 Below investment grade -- fixed maturity securities................. 8.7 (0.2) 3 32.3 (1.6) 6 Investment grade -- equity securities.......... -- -- -- -- -- -- Below investment grade -- equity securities....... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== ===
(g) Sub-prime Mortgage Related Risk Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history. F-33 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans. The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk. The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2020:
2020 ---------------------------------------------- Book adjusted OTTI losses carrying value Fair recognized to Description Actual cost ("BACV") value date ----------- ----------- -------------- ----- ------------- Structured Securities. $5.3 $5.3 $5.9 $0.5
The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020. (h) Securities Lending Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts. As of December 31, 2020 and 2019, the fair value of loaned securities was $25.4 and $17.1, respectively, and the fair value of the collateral held was $26.0 and $17.7, respectively. (i) Assets Pledged as Collateral As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements. The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:
Amortized cost -------------- Aggregate amount cash collateral received 2020 2019 ----------------------------------------- ----- ----- Open............................................................................ $ -- $ -- 30 days or less................................................................. 26.0 17.7 31 to 60 days................................................................... -- -- 61 to 90 days................................................................... -- -- Greater than 90 days............................................................ -- -- Subtotal..................................................................... 26.0 17.7 ----- ----- Securities received............................................................. -- -- ----- ----- Total collateral received.................................................... $26.0 $17.7 ===== ===== The aggregate fair value of all securities acquired from the sale, trade or use of the accepted collateral (reinvested collateral)............................ $26.0 $17.7 ===== =====
F-34 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:
2020 2019 ------------------------- ------------------------- Securities lending Amortized cost Fair value Amortized cost Fair value ------------------ -------------- ---------- -------------- ---------- Open........................... $ -- $ -- $ -- $ -- 30 days or less................ 26.0 26.0 17.7 17.7 31 to 60 days.................. -- -- -- -- 61 to 90 days.................. -- -- -- -- 91 to 120 days................. -- -- -- -- 121 to 180 days................ -- -- -- -- 181 to 365 days................ -- -- -- -- Greater than 365 days.......... -- -- -- -- ----- ----- ----- ----- Subtotal.................... 26.0 26.0 17.7 17.7 Securities received............ -- -- -- -- ----- ----- ----- ----- Total collateral reinvested. $26.0 $26.0 $17.7 $17.7 ===== ===== ===== =====
The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions. (j) Restricted Assets The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:
Gross (admitted and nonadmitted) restricted Percentage ------------------------------------------------ ----------------------- 2020 ---------------------------- Gross Total (admitted Admitted separate Total and restricted Total account Total 2020 nonadmitted) to total general restricted from Increase/ admitted restricted to admitted Restricted asset category account assets Total 2019 (decrease) restricted total assets assets ------------------------- -------- ---------- -------- -------- ---------- ---------- ------------- ---------- Collateral held under securities lending agreements................. $ 26.0 $-- $ 26.0 $ 17.7 $ 8.3 $ 26.0 0.1% 0.1% Federal Home Loan Bank ("FHLB") capital stock..... 26.5 -- 26.5 23.0 3.5 26.5 0.1 0.1 On deposit with states....... 7.7 -- 7.7 7.7 -- 7.7 -- -- Pledged as collateral: Derivatives............... 83.5 -- 83.5 80.5 3.0 83.5 0.4 0.4 Reinsurance trust......... 1,101.7 -- 1,101.7 1,062.8 38.9 1,101.7 5.1 5.2 FHLB agreements........... 438.8 -- 438.8 220.0 218.8 438.8 2.0 2.1 -------- --- -------- -------- ------ -------- --- --- Total restricted assets.............. $1,684.2 $-- $1,684.2 $1,411.7 $272.5 $1,684.2 7.7% 7.9% ======== === ======== ======== ====== ======== === ===
F-35 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company held no other restricted assets. Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:
2020 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted) assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h. Schedule DL, Part 1.............................. 23.3 25.4 0.1 0.2 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3 $25.4 0.1% 0.2% ===== ===== === ===
2020 ----------------------------------------------------------------------------- % of liability to Amount total liabilities ------ ----------------- k. Recognized obligation to return collateral asset. $26.0 0.2%
2019 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted)* assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h.Schedule DL, Part 1............................... 16.2 17.1 0.1 0.1 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2 $17.1 0.1% 0.1% ===== ===== === ===
F-36 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ---------------------------------------------------------------------------------- % of liability to total Description Amount liabilities ----------- ------ ----------------------- k.Recognized obligation to return collateral asset. $17.7 0.1%
(k) Working Capital Finance Investments As of December 31, 2020 and 2019, the Company had no working capital finance investments. (l) Offsetting and Netting of Assets and Liabilities The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019. (m) 5GI Securities The table below presents 5GI securities held as of December 31, 2020 and 2019:
Number of 5GI Aggregate fair Securities Aggregate BACV value - ------------- -------------- -------------- Investments 2020 2019 2020 2019 2020 2019 ----------- ---- ---- ---- ---- ---- ---- (1) Bonds - AC........... $-- -- $ -- $ -- $ -- $ -- (2) LB&SS - AC........... -- 1 -- -- -- -- (3) Preferred Stock - AC. -- -- -- -- -- -- (4) Preferred Stock - FV. 1 1 0.5 0.5 0.5 0.5 --- -- ---- ---- ---- ---- (5) Total (1+2+3+4)...... 1 2 $0.5 $0.5 $0.5 $0.5 === == ==== ==== ==== ====
AC - Amortized cost FV - Fair value (n) Short Sales The Company did not have any short sale transactions during the years ended December 31, 2020, 2019 and 2018. (3)Aggregate Reserves As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:
2020 2019 ---------------- ---------------- Interest Interest Line of business Amount rates Amount rates ---------------- -------- -------- -------- -------- Individual life: Traditional.................. $ 560.1 4.2% $ 633.2 4.2% Universal.................... 5,223.0 4.4% 5,199.5 4.4% Supplementary contracts with life contingencies.............. 98.0 3.9% 90.7 4.3% -------- -------- Total individual life................ 5,881.1 5,923.4 -------- -------- Group life...................... 17.5 4.5% 18.9 4.5% -------- -------- Total life............ 5,898.6 5,942.3 -------- --------
F-37 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 ----------------- ----------------- Interest Interest Line of business Amount rates Amount rates ---------------- --------- -------- --------- -------- Annuities: Individual annuities: Immediate..................................................................... $ 1,125.5 5.9% $ 1,219.6 5.9% Deferred...................................................................... 2,164.8 4.1% 2,598.4 4.1% Variable...................................................................... 64.4 3.0% 64.0 4.0% --------- --------- Total individual annuities................................................................ 3,354.7 3,882.0 --------- --------- Group annuities: Other group annuities................................................................... 35.5 6.4% 39.1 6.4% --------- --------- Total annuities............................................................ 3,390.2 3,921.1 --------- --------- Accidental death benefits............................................................ 0.6 3.0% 0.6 3.0% Disability: Active lives...................................................................... 10.2 4.3% 11.6 4.3% Disabled lives.................................................................... 75.3 3.4% 73.5 3.4% --------- --------- Total disability............................................................... 85.5 85.1 --------- --------- Other reserves....................................................................... 1,780.5 4.1% 1,417.5 4.1% Accident and health: Individual........................................................................ 0.8 3.5% 1.0 3.5% --------- --------- Total accident and health............................................................... 0.8 1.0 --------- --------- Total life, annuities, and accident and health aggregate reserves........ 11,156.2 11,367.6 --------- --------- Deposit-type funds: Supplementary contracts without life contingencies.............................................................. 390.4 2.6% 403.8 2.7% Other deposit-type funds........................................................................... 365.6 2.5% 302.0 3.6% --------- --------- Total deposit-type funds.................................................................... 756.0 705.8 --------- --------- Total aggregate reserves and deposit-type funds.................................................................... $11,912.2 $12,073.4 ========= =========
Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, a-2012, or a-2000 mortality tables. As of December 31, 2020 and 2019, the Company had $957.0 and $716.7, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019. Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve. F-38 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process. The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process. As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts. The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions. Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract. As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:
2020 --------------------------------------------------- Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total A. Individual annuities: -------- ---------- ------------- --------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $1,831.1 $12.5 $ -- $ 1,843.6 13.4% b. At book value less current surrender charge of 5% or more....... 42.4 -- -- 42.4 0.3 c. At fair value...... -- -- 5,279.3 5,279.3 38.3 -------- ----- -------- --------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 1,873.5 12.5 5,279.3 7,165.3 52.0 e. At book value without adjustment (minimal or no charge or adjustment)......... 838.0 -- -- 838.0 6.1 (2) Not subject to discretionary withdrawal.............. 5,760.0 -- 18.3 5,778.3 41.9 -------- ----- -------- --------- ----- (3) Total (gross: direct + assumed)....... 8,471.5 12.5 5,297.6 13,781.6 100.0% ===== (4) Reinsurance ceded.... 5,018.8 -- -- 5,018.8 -------- ----- -------- --------- (5) Total net (3) - (4).. $3,452.7 $12.5 $5,297.6 $ 8,762.8 ======== ===== ======== ========= (6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:......... $ 22.2 $ -- $ -- $ 22.2 -------- ----- -------- ---------
F-39 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total B. Group annuities: -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ 0.6 $ -- $ -- $ 0.6 0.6% b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At fair value...... -- -- 59.6 59.6 62.8 -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 0.6 -- 59.6 60.2 63.4 e. At book value without adjustment (minimal or no charge or adjustment)......... 0.9 -- -- 0.9 0.9 (2) Not subject to discretionary withdrawal.............. 34.0 -- -- 34.0 35.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 35.5 -- 59.6 95.1 100.0% ===== (4) Reinsurance ceded.... -- -- -- -- -------- ---- ----- -------- (5) Total net (3) - (4).. $ 35.5 $ -- $59.6 $ 95.1 ======== ==== ===== ======== (6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- -------- Separate accounts Separate C. Deposit-type General with accounts Percent contracts (no life account guarantees nonguaranteed Total of total contingencies): -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ -- $ -- $ -- $ -- -- % b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At f4air value..... -- -- -- -- -- -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. -- -- -- -- -- e. At book value without adjustment (minimal or no charge or adjustment)......... 344.4 -- -- 344.4 26.3 (2) Not subject to discretionary withdrawal.............. 966.7 -- -- 966.7 73.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 1,311.1 -- -- 1,311.1 100.0% ===== (4) Reinsurance ceded.... 555.1 -- -- 555.1 -------- ---- ----- -------- (5) Total net (3) - (4).. $ 756.0 $ -- $ -- $ 756.0 ======== ==== ===== ======== (6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- --------
F-40 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:
Account value Cash value Reserve ------------- ---------- --------- A. General account (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ 155.9 $ 223.6 b. Universal life.......................................... 1,736.8 1,720.0 2,055.7 c. Universal life with secondary guarantees................ 2,528.0 2,327.0 5,911.2 d. Indexed universal life.................................. 36.3 27.0 33.7 e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 10.8 10.8 11.1 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX 8,145.4 b. Accidental death benefits............................... XXX XXX 0.6 c. Disability - active lives............................... XXX XXX 12.7 d. Disability - disabled lives............................. XXX XXX 78.0 e. Miscellaneous reserves.................................. XXX XXX 1,222.6 -------- -------- --------- (3) Total (gross: direct + assumed)............................ 4,311.9 4,240.7 17,694.6 (4) Reinsurance ceded.......................................... 1,172.1 1,044.3 10,620.0 -------- -------- --------- (5) Total (net) (3) - (4)...................................... $3,139.8 $3,196.4 $ 7,074.6 ======== ======== =========
Account value Cash value Reserve ------------- ---------- ------- B. Separate account with guarantees (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $-- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. -- -- -- j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- ---- ---- --- (3) Total (gross: direct + assumed)............................ -- -- -- (4) Reinsurance ceded.......................................... -- -- -- ---- ---- --- (5) Total (net) (3) - (4)...................................... $ -- $ -- $-- ==== ==== ===
F-41 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Account value Cash value Reserve ------------- ---------- ------- C. Separate account nonguaranteed (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $ -- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 284.0 284.0 286.5 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- (3) Total (gross: direct + assumed)............................ 284.0 284.0 286.5 ------ ------ ------ (4) Reinsurance ceded.......................................... -- -- -- ------ ------ ------ (5) Total (net) (3) - (4)...................................... $284.0 $284.0 $286.5 ====== ====== ======
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:
2020 2019 -------------- -------------- Net of Net of Gross loading Gross loading ------ ------- ------ ------- Industrial....... $ 0.2 $ 0.2 $ 0.2 $ 0.2 Ordinary renewal. 160.0 399.5 172.9 479.5 ------ ------ ------ ------ Total......... $160.2 $399.7 $173.1 $479.7 ====== ====== ====== ======
The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2020 and 2019. Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed F-42 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively. The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and 2019:
2020 2019 -------- -------- Account values with death benefit guarantees (net of reinsurance): Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6 Net amount at risk.............................................. $ 1.7 $ 1.6 Average attained age of contract holders........................ 76 76 Enhanced death benefits (step-up, roll-up, payment protection) account value................................................. $1,210.9 $1,762.1 Net amount at risk.............................................. $ 104.8 $ 115.2 Average attained age of contract holders........................ 76 76 Account values with living benefit guarantees: Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3 Guaranteed annuitization benefits............................... $ 973.0 $1,003.8
The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits. (4)Liability for Policy and Contract Claims Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and 2018 respectively, is summarized as follows:
2020 2019 2018 ----- ----- ----- Balance as of January 1......................... $41.0 $42.9 $48.0 Less reinsurance reserve credit and recoverable. 40.4 42.3 47.2 ----- ----- ----- Net balance as of January 1.............. 0.6 0.6 0.8 ----- ----- ----- Incurred related to: Current year................................. -- 0.1 -- Prior years.................................. 0.1 0.1 -- ----- ----- ----- Total incurred........................... 0.1 0.2 -- ----- ----- ----- Paid related to: Current year................................. -- -- -- Prior years.................................. 0.2 0.2 0.2 ----- ----- ----- Total paid............................... 0.2 0.2 0.2 ----- ----- ----- Net balance as of December 31............ 0.5 0.6 0.6 Plus reinsurance reserve credit and recoverable. 34.7 40.4 42.3 ----- ----- ----- Balance as of December 31....................... $35.2 $41.0 $42.9 ===== ===== =====
F-43 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years. For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses. The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and 2019, respectively. (5)Transactions with Affiliates The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates: GLIC GNA Genworth Mortgage Insurance Corporation ("GMIC") JLIC RLIC VI RLIC VII RLIC VIII RLIC X Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020. Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7. On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash. On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash. During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash. For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively. The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products. F-44 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided. The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019. The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows: . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus. . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018. . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018. Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:
2020 2019 ------ ------ Assets: Amounts recoverable from reinsurers and funds held. $410.4 $410.6 ------ ------ Total assets................................... $410.4 $410.6 ====== ====== Liabilities: Current Federal income tax payable................. $ 38.2 $ 47.8 Payable to parent, subsidiaries and affiliates..... 10.6 7.3 Other amounts payable on reinsurance............... 20.7 25.9 ------ ------ Total liabilities.............................. $ 69.5 $ 81.0 ====== ======
F-45 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (6)Income Taxes (a) Components of deferred tax assets and deferred tax liabilities 1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019 were as follows:
2020 2019 Change ----------------------- ----------------------- ----------------------- Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------ a. Gross DTA............. $566.1 $10.7 $576.8 $542.3 $11.3 $553.6 $ 23.8 $(0.6) $ 23.2 b. Statutory valuation allowance adjustment... -- -- -- -- -- -- -- -- -- ------ ----- ------ ------ ----- ------ ------ ----- ------ c. Adjusted gross DTA (1a - 1b).............. 566.1 10.7 576.8 542.3 11.3 553.6 23.8 (0.6) 23.2 d. DTA nonadmitted....... 312.1 5.8 317.9 240.7 5.9 246.6 71.4 (0.1) 71.3 ------ ----- ------ ------ ----- ------ ------ ----- ------ e. Subtotal: net admitted DTA (1c - 1d). 254.0 4.9 258.9 301.6 5.4 307.0 (47.6) (0.5) (48.1) f. DTL................... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------ g. Net admitted DTA/ (DTL) (1e - 1f)........ $107.0 $ 4.0 $111.0 $123.5 $ 4.4 $127.9 $(16.5) $(0.4) $(16.9) ====== ===== ====== ====== ===== ====== ====== ===== ======
2. Admission calculation components for SSAP No. 101 as of December 31, 2020 and 2019:
2020 2019 Change ----------------------- ----------------------- ------------------------ Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------- a. Federal income taxes paid in prior years recoverable through loss carrybacks......... $ -- $ 4.0 $ 4.0 $ -- $ 4.4 $ 4.4 $ -- $(0.4) $ (0.4) b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)........ 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 1. Adjusted gross DTA expected to be realized following the balance sheet date................. 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 2. Adjusted gross DTA allowed per limitation threshold. XXX XXX 132.1 XXX XXX 186.1 XXX XXX (54.0) c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL............... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------- d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))............ $254.0 $ 4.9 $258.9 $301.6 $ 5.4 $307.0 $(47.6) $(0.5) $ (48.1) ====== ===== ====== ====== ===== ====== ====== ===== =======
F-46 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) 3. Ratio used to determine applicable period used in 6(a)2:
2020 2019 -------- -------- a. Ratio percentage used to determine recovery period and threshold limitation amount.................................................. 764% 802% b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1 $1,368.8
4. Impact of tax planning strategies: a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:
2020 2019 Change --------------- --------------- --------------- Ordinary Capital Ordinary Capital Ordinary Capital -------- ------- -------- ------- -------- ------- 1. Adjusted Gross DTAs Amount from Note 6a1(c) $566.1 $10.7 $542.3 $11.3 $ 23.8 $(0.6) 2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies............. --% --% --% --% --% --% 3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)............ $254.0 $ 4.9 $301.6 $ 5.4 $(47.6) $(0.5) 4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies............. --% --% --% --% --% --%
b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018. (b) Unrecognized deferred tax liabilities The Company did not have any unrecognized DTLs during the years ended December 31, 2020, 2019 and 2018. (c) Current income tax and change in deferred tax The provision for income taxes incurred on operations for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 Change ------ ----- ------ 1. Current Income Taxes a. Federal income taxes............................. $(37.6) $38.5 $(76.1) b. Foreign income taxes............................. -- -- -- ------ ----- ------ c. Federal and foreign income taxes................. (37.6) 38.5 (76.1) d. Federal income tax on net capital gains (losses). 5.2 5.7 (0.5) e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ------ ----- ------ g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6) ====== ===== ======
F-47 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 2018 Change ----- ------ ------ 1. Current Income Taxes a. Federal income taxes............................. $38.5 $(18.8) $57.3 b. Foreign income taxes............................. -- -- -- ----- ------ ----- c. Federal and foreign income taxes................. 38.5 (18.8) 57.3 d. Federal income tax on net capital gains (losses). 5.7 (1.6) 7.3 e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ----- ------ ----- g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6 ===== ====== =====
The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:
2020 2019 Change ------ ------ ------ 2. DTA A. Ordinary 1. Discounting of unpaid losses.................................... $ -- $ -- $ -- 2. Unearned premium reserve........................................ -- -- -- 3a. Transition reserves............................................ 7.5 9.0 (1.5) 3b. Policyholder reserves.......................................... 407.2 372.7 34.5 4. Investments..................................................... 14.4 24.4 (10.0) 5. Deferred acquisition costs...................................... 130.3 131.1 (0.8) 6. Policyholder dividends accrual.................................. -- -- -- 7. Fixed assets.................................................... 0.6 0.6 -- 8. Compensation and benefits accrual............................... -- -- -- 9. Pension accrual................................................. -- -- -- 10. Receivable-nonadmitted......................................... 1.9 0.2 1.7 11. Net operating loss carry forward............................... -- -- -- 12. Tax credit carry forward....................................... 1.8 2.0 (0.2) 13. Other (including items less than 5% of total ordinary tax assets).......................................................... 2.4 2.3 0.1 ------ ------ ------ 99. Subtotal ordinary.............................................. 566.1 542.3 23.8 B. Statutory valuation allowance adjustment............................ -- -- -- C. Nonadmitted DTA..................................................... 312.1 240.7 71.4 ------ ------ ------ D. Admitted ordinary DTA (2A99 - 2B - 2C).............................. 254.0 301.6 (47.6) E. Capital............................................................. -- 1. Investments..................................................... 10.7 11.3 (0.6) 2. Net capital loss carry forward.................................. -- -- -- 3. Real estate..................................................... -- -- -- 4. Other (including items less than 5% of total ordinary tax assets).......................................................... -- -- -- ------ ------ ------ 99. Subtotal capital............................................... 10.7 11.3 (0.6) F. Statutory valuation allowance adjustment............................ -- -- -- G. Nonadmitted DTA..................................................... 5.8 5.9 (0.1) ------ ------ ------ H. Admitted capital DTA (2E99 - 2F - 2G)............................... 4.9 5.4 (0.5) ------ ------ ------ I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1) ====== ====== ======
F-48 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 Change ------ ------ ------ 3. DTL A. Ordinary 1. Investments........................... $ 12.4 $ 16.6 $ (4.2) 2. Fixed assets.......................... -- -- -- 3. Deferred and uncollected premiums..... 84.0 100.7 (16.7) 4(a). Transition reserves................ 45.5 54.6 (9.1) 4(b). Policyholder reserves.............. 5.0 6.2 (1.2) 5. Other................................. 0.1 -- 0.1 ------ ------ ------ 99. Subtotal ordinary.................... 147.0 178.1 (31.1) ------ ------ ------ B. Capital 1. Investments........................... 0.9 1.0 (0.1) 2. Real estate........................... -- -- -- 3. Other................................. -- -- -- ------ ------ ------ 99. Subtotal capital..................... 0.9 1.0 (0.1) ------ ------ ------ C. DTL (3A99 + 3B99)......................... 147.9 179.1 (31.2) ------ ------ ------ 4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9) ====== ====== ======
Based on an analysis of the Company's tax position for the year ended December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established. The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):
December 31, ------------- 2020 2019 Change ------ ------ ------ Total gross DTA.................................................... $576.8 $553.6 $ 23.2 Statutory valuation allowance adjustment........................... -- -- -- ------ ------ ------ Adjusted gross DTAs................................................ 576.8 553.6 23.2 Total gross DTL.................................................... 147.9 179.1 (31.2) ------ ------ ------ Net DTA (DTL)...................................................... $428.9 $374.5 54.4 ====== ====== Deferred tax on change in net unrealized capital gains (losses).... (4.0) Change in deferred tax for prior period correction (see Note 1(w)). (7.7) ------ Change in net deferred income taxes................................ $ 42.7 ======
F-49 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (d) Reconciliation of Federal income tax rate to actual effective tax rate The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:
2020 2019 2018 ------ ------ ------ Provision computed at statutory tax rate.................................. $(44.3) $ 49.1 $(50.7) Tax exempt interest....................................................... (0.4) (0.4) (0.4) Benefit of dividends...................................................... (2.0) (2.5) (2.6) Change in reserve on account of change in valuation basis................. (20.2) -- -- Change in tax contingency reserve......................................... -- -- 0.4 Statutory amortization of IMR............................................. (0.2) -- -- Foreign taxes............................................................. (0.5) (3.5) 0.2 Change in nonadmitted assets.............................................. (0.9) (1.3) 0.5 Deferred reinsurance gains................................................ (6.2) (23.7) 8.4 Change in statutory valuation allowance................................... -- -- (7.4) Prior year provision to return true-up.................................... (0.5) (0.8) (2.7) Reinsurance transaction treated as nontaxable reorganization (see Note 8). -- 12.0 -- Other adjustments......................................................... 0.1 1.0 (0.1) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ====== Federal income taxes incurred............................................. $(32.4) $ 44.2 $(20.4) Change in net deferred income taxes....................................... (42.7) (14.3) (34.0) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ======
(e) Operating loss and tax credit carry forwards and protective tax deposits As of December 31, 2020, the Company had no operating losses to carry forward. As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:
Origination year Amount Expires after ---------------- ------ ------------- 2013 $0.5 2023 2014 0.4 2024 2015 0.2 2025 2018 0.5 2028 2019 0.2 2029
As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:
Tax year Capital Ordinary -------- ------- -------- 2019 $5.7 $-- 2020 5.2 --
The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code. F-50 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (f) Consolidated Federal income tax return The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020: ASI Capital Brokerage Corporation Genworth Genworth Annuity Service Corporation Genworth Financial Agency, Inc. Genworth Financial Assurance Corporation Genworth Financial Services, Inc. Genworth Holdings, Inc. ("Genworth Holdings") Genworth Insurance Company GLIC GLICNY Genworth Mortgage Holdings, LLC Genworth Mortgage Holdings, Inc. GMIC Genworth Mortgage Insurance Corporation of North Carolina Genworth Mortgage Reinsurance Corporation Genworth Mortgage Services, LLC GNA HGI Annuity Service Corporation JLIC Mayflower Assignment Corporation Monument Lane IC 1, Inc. Monument Lane IC 2, Inc. Monument Lane PCC, Inc. Newco National Eldercare Referral System, LLC Rivermont/1/ RLIC VI RLIC VII RLIC VIII RLIC IX/2/ RLIC X Sponsored Captive Re, Inc. United Pacific Structured Settlement Company -------- /1/ Rivermont was dissolved effective March 12, 2020. /2/ RLIC IX was dissolved effective April 9, 2020. The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return. The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and F-51 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC VIII related to these agreements. The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated. Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit. Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement. F-52 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future. For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. (g) Federal or foreign income tax loss contingencies As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018. As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021. (h) State transferable and non-transferable tax credits The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:
2020 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.4 $0.4 New Market................................... NE 0.1 0.1 Urban Development............................ CT 0.5 0.5 ---- ---- Total..................................... $1.0 $1.0 ==== ==== 2019 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.6 $0.6 New Market................................... NE 0.3 0.3 New Market................................... NV 0.1 0.1 Urban Development............................ CT 0.4 0.4 Urban Development............................ FL 1.1 1.1 ---- ---- Total..................................... $2.5 $2.5 ==== ====
F-53 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits. The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019. The state tax credits admitted and nonadmitted were as follows:
2020 2019 -------------------- -------------------- Total Total Total Total admitted nonadmitted admitted nonadmitted -------- ----------- -------- ----------- Transferable........ $ -- $-- $ -- $-- Non-transferable.... 1.0 -- 2.5 -- ---- --- ---- --- Total............ $1.0 $-- $2.5 $-- ==== === ==== ===
(7)Commitments and Contingencies (a) Litigation The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company. On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint The Company intends to vigorously defend this action. On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action. In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for F-54 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the "McBride settlement") that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action. In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case. As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters. (b) Guaranty Association Assessments The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. F-55 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law. The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:
2020 2019 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4 Decreases current year: Premium tax offset applied...................................... 0.5 0.4 Increases current year: Cash payment adjustment......................................... -- 0.4 True up adjustment.............................................. 0.3 0.2 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6 ==== ====
The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2020 and 2019. (c) Related Party Guarantees The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business. There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors. (d) Commitments As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and $13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities. (8)Reinsurance The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. F-56 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies. On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were $15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance. The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:
Premiums earned Benefits incurred ------------------------------- ------------------------------- 2020 2019 2018 2020 2019 2018 --------- --------- --------- --------- --------- --------- Direct.. $ 1,107.7 $ 1,179.3 $ 1,226.6 $ 2,261.6 $ 2,201.8 $ 2,251.4 Assumed. 275.7 287.2 299.0 305.1 248.4 261.3 Ceded... (1,208.2) (2,367.5) (1,519.2) (1,809.4) (1,722.2) (1,689.7) --------- --------- --------- --------- --------- --------- Net.. $ 175.2 $ (901.0) $ 6.4 $ 757.3 $ 728.0 $ 823.0 ========= ========= ========= ========= ========= =========
The Company did not have any retrospectively rated contracts or contracts subject to redetermination. Affiliated Special Purpose Captives Reinsurance Transactions The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:
2020 2019 -------- -------- Universal Life Insurance Business JLIC.............................. 24.2 60.9 Term Life Insurance Business RLIC VI........................... $2,319.3 $2,383.7 RLIC VII.......................... 405.7 502.4 RLIC VIII......................... 1,041.6 1,046.8 RLIC X............................ 861.3 806.9
JLIC The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by $36.7. See Note 1(w). F-57 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VI The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld. For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above. Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC ("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1, 2019 to Hannover Re Ireland. RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change. Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero. During 2020, 2019 and 2018, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively. F-58 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VII The Company is a party to a coinsurance with funds withheld agreement with RLIC VII whereby it cedes certain term life insurance business to RLIC VII. RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life USA to retrocede 90% of the mortality risk on policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC VIII The Company is a party to a coinsurance with funds withheld agreement with RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC X The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016. RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change. During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively. Rivermont The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and F-59 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont. Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020. Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019. In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes. Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020. On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020. F-60 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC IX The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019. Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019. As of December 31, 2019, there was no remaining reinsurance in RLIC IX. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020. Other Affiliate Reinsurance Transactions Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and $852.0, respectively. Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively. Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively. Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $48.6 and $51.6, respectively. Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively. F-61 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $102.2 and $110.9, respectively. Significant External Reinsurers On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively. Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2020, the amount of assets in the trust was $5,722.1. Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively. Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following: . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis. . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below. . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis. . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty. The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3. F-62 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred. Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4. Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were $1,541.1 and $1,800.8, respectively. Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2020. (9) StatutoryCapital and Surplus and Dividend Restriction The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was 848% and 877% as of December 31, 2020 and 2019, respectively. State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder. F-63 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021. (10)Separate Accounts The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets. The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and $45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. Assets supporting the Company's separate account product contracts of $5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:
Non-indexed guarantee Non-indexed Non-guaranteed less than or guarantee separate equal to 4% more than 4% accounts Total ------------ ------------ -------------- -------- Premiums, considerations or deposits for the year ended December 31, 2020.......................... $ -- $ -- $ 26.2 $ 26.2 ==== ==== ======== ======== Reserves as of December 31, 2020: For accounts with assets at: Fair value.................................. $7.8 $4.7 $5,643.7 $5,656.2 ---- ---- -------- -------- Total reserves.............................. $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ======== By withdrawal characteristics: With fair value adjustment.................. $7.8 $4.7 $ -- $ 12.5 At fair value............................... -- -- 5,643.7 5,643.7 ---- ---- -------- -------- Subtotal.................................... 7.8 4.7 5,643.7 5,656.2 Not subject to discretionary withdrawal..... -- -- -- -- ---- ---- -------- -------- Total....................................... $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ========
F-64 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:
2020 ------- Transfers as reported in the Summary of Operations of the separate accounts statement: Transfers to separate accounts........................................................... $ 26.2 Transfers from separate accounts......................................................... 632.9 ------- Net transfers to separate accounts, per the separate accounts annual statement....... (606.7) Reconciling adjustments: Transfer to separate accounts -- reinsured............................................... 195.8 ------- Net transfers from separate accounts, per the Statutory Statement of Summary of Operations......................................................................... $(410.9) =======
All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements. (11)FHLB Funding Agreement (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets. (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019: FHLB Capital Stock a. Aggregate Totals as of December 31, 2020 and 2019:
2020 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 26.5 26.5 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 26.5 $26.5 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
F-65 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 23.0 23.0 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 23.0 $23.0 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
b. Membership stock (Class A and B) eligible for redemption
6 months Not eligible Less to less 1 to less for than than than 3 to 5 Membership stock 2020 total redemption 6 months 1 year 3 years years ---------------- ---------- ------------ -------- -------- --------- ------ Class A...... $ -- $-- $-- $-- $-- $ -- Class B...... 26.5 -- -- -- -- 26.5
(3)Collateral Pledged to FHLB a. Amount pledged as of December 31, 2020 and 2019:
Fair Carrying Aggregate total value value borrowing ------ -------- --------------- 1. Current year total general and separate accounts total collateral pledged (Lines 2+3)............................ $586.6 $438.8 $270.0 2. Current year general account total collateral pledged.... 586.6 438.8 270.0 3. Current year separate accounts total collateral pledged.. -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts total collateral pledged........................................ $259.9 $220.0 $187.5
b. Maximum amount pledged during reporting period ending December 31, 2020 and 2019:
Amount borrowed at Fair Carrying time of maximum value value collateral ------ -------- ------------------ 1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)............................ $620.2 $459.5 $162.5 2. Current year general account maximum collateral pledged................................................... 620.2 459.5 162.5 3. Current year separate accounts maximum collateral pledged................................................... -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts maximum collateral pledged................................ $346.3 $295.1 $212.5
F-66 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (4)Borrowing from FHLB a. Amount as of December 31, 2020 and 2019:
2020 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 270.0 270.0 -- $270.7 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $270.0 $270.0 $-- $270.7 ====== ====== === ======
2019 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 187.5 187.5 -- $188.1 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $187.5 $187.5 $-- $188.1 ====== ====== === ======
b. Maximum amount during reporting period ending December 31, 2020:
General Separate Description Total account accounts ----------- ------ ------- -------- 1. Debt.......................... $ -- $ -- $-- 2. Funding agreements............ 312.5 312.5 -- 3. Other......................... -- -- -- ------ ------ --- 4. Aggregate total (Lines 1+2+3). $312.5 $312.5 $-- ====== ====== ===
c. FHLB -- prepayment obligations
Does the company have prepayment obligations under the Description following arrangements (Yes/No)? ----------- -------------------------------- Debt............... No Funding agreements. No Other.............. No
F-67 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (12)Fair Value of Financial Instruments The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:
2020 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Bonds: Commercial mortgage-backed........ $ -- $ 0.2 $ -- $-- $ 0.2 Total bonds........... -- 0.2 -- -- 0.2 Common stock: Industrial and miscellaneous.......... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Total common stock............... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Cash equivalents: Money market mutual funds........... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Total cash equivalents......... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Derivative assets: Equity index options................ -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Total derivative assets.............. -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Separate account assets..................... 5,644.6 16.9 1.1 -- 5,662.6 -------- ----- ----- --- -------- Total assets.......... $5,940.8 $17.1 $90.3 $-- $6,048.2 ======== ===== ===== === ========
2019 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Common stock: Industrial and miscellaneous.......... $ -- $ -- $ 23.0 $-- $ 23.0 -------- ----- ------ --- -------- Total common stock............... -- -- 23.0 -- 23.0 -------- ----- ------ --- -------- Cash equivalents: Money market mutual funds........... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Total cash equivalents......... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Derivative assets: Equity index options................ -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Total derivative assets.............. -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Separate account assets..................... 5,658.4 24.2 1.1 -- 5,683.7 -------- ----- ------ --- -------- Total assets.......... $5,880.9 $24.2 $104.8 $-- $6,009.9 ======== ===== ====== === ========
F-68 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2020, 2019 and 2018:
2020 ------------------------------------------------------------------------------------------- Total gains and Beginning (losses) Total balance included gains and as of Transfers Transfers in net (losses) January 1, in to out of income included Investments 2020 Level 3 Level 3 (loss) in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $ 23.0 $-- $-- $ -- $ -- $ 6.4 $-- $ (2.9) $-- Separate account assets.. 1.1 -- -- -- -- -- -- -- -- Derivative assets........ 80.7 -- -- 16.9 (13.1) 58.8 -- (80.6) -- ------ --- --- ----- ------ ----- --- ------ --- Total assets.......... $104.8 $-- $-- $16.9 $(13.1) $65.2 $-- $(83.5) $-- ====== === === ===== ====== ===== === ====== ===
-------------- Ending balance as of December 31, Investments 2020 ----------- ------------- Common stock............. $26.5 Separate account assets.. 1.1 Derivative assets........ 62.7 ----- Total assets.......... $90.3 =====
2019 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2019 Level 3 Level 3 income in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $24.0 $-- $-- $ -- $ -- $ 2.1 $-- $ (3.1) $ -- Separate account assets.. 1.9 -- -- -- (0.5) -- -- -- (0.3) Derivative assets........ 39.0 -- -- (5.3) 48.3 62.6 -- (63.9) -- ----- --- --- ----- ----- ----- --- ------ ----- Total assets.......... $64.9 $-- $-- $(5.3) $47.8 $64.7 $-- $(67.0) $(0.3) ===== === === ===== ===== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2019 ----------- ------------- Common stock............. $ 23.0 Separate account assets.. 1.1 Derivative assets........ 80.7 ------ Total assets.......... $104.8 ======
2018 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2018 Level 3 Level 3 loss in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $16.1 $-- $-- $ -- $ -- $ 8.5 $-- $ (0.6) $ -- Separate account assets.. 3.2 -- -- -- (0.1) -- -- -- (1.2) Derivative assets........ 79.6 -- -- 16.2 (50.7) 74.8 -- (80.9) -- ----- --- --- ----- ------ ----- --- ------ ----- Total assets.......... $98.9 $-- $-- $16.2 $(50.8) $83.3 $-- $(81.5) $(1.2) ===== === === ===== ====== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2018 ----------- ------------- Common stock............. $24.0 Separate account assets.. 1.9 Derivative assets........ 39.0 ----- Total assets.......... $64.9 =====
Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument. Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments. F-69 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date. The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:
2020 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $13,590.8 $11,457.0 $ -- $12,515.9 $1,074.9 $-- $-- Preferred and common stocks-nonaffiliates 55.7 53.4 12.3 15.3 28.1 -- -- Separate account assets...... 5,662.6 5,662.6 5,644.6 16.9 1.1 -- -- Mortgage loans............... 1,807.3 1,717.3 -- -- 1,807.3 -- -- Short-term investments....... 4.3 4.3 -- 4.3 -- -- -- Cash equivalents............. 303.6 303.6 303.6 -- -- -- -- Other invested assets........ 74.9 57.2 -- 74.9 -- -- -- Securities lending reinvested collateral...... 26.0 26.0 -- 26.0 -- -- -- Derivative assets............ 63.0 62.7 -- 0.3 62.7 -- -- Derivative liabilities....... -- -- -- -- -- --
2019 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $12,782.2 $11,455.4 $ -- $11,604.2 $1,178.0 $-- $-- Preferred and common stocks-nonaffiliates 63.4 62.0 13.7 25.7 24.0 -- -- Separate account assets...... 5,683.7 5,683.7 5,658.4 24.2 1.1 -- -- Mortgage loans............... 1,873.2 1,812.3 -- -- 1,873.2 -- -- Short-term investments....... 2.0 2.0 -- 2.0 -- -- -- Cash equivalents............. 273.5 273.5 273.5 -- -- -- -- Other invested assets........ 70.7 56.7 -- 70.7 -- -- -- Securities lending reinvested collateral...... 17.7 17.7 -- 17.7 -- -- -- Derivative assets............ 81.5 80.7 -- 0.8 80.7 -- -- Derivative liabilities....... -- -- -- -- -- --
The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value. (13)Retained Assets The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the F-70 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form. Credited interest rates ranged from 0.1% to 6.0% for the years ended December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010. The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:
In force --------------------------------- 2020 2019 ---------------- ---------------- Number of Number of policies Amount policies Amount --------- ------ --------- ------ Up to and including 12 months. 120 $ 20.4 135 $ 24.1 13 to 24 months............... 100 15.2 161 21.2 25 to 36 months............... 131 17.6 142 19.5 37 to 48 months............... 121 17.8 137 17.1 49 to 60 months............... 117 15.5 274 32.0 Over 60 months................ 3,630 251.7 4,126 238.1 ----- ------ ----- ------ Total...................... 4,219 $338.2 4,975 $352.0 ===== ====== ===== ======
The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.
2020 2019 2018 ---------------- ---------------- ---------------- Number of Number of Number of policies Amount policies Amount policies Amount --------- ------ --------- ------ --------- ------ Retained assets accounts as of the beginning of the year............... 4,975 $352.0 5,312 $370.8 5,616 $390.9 Retained asset accounts issued/ added during the year............... 133 28.2 158 43.6 220 46.5 Investment earnings credited to retained asset accounts during the year............... -- 8.8 -- 9.2 -- 9.7 Fees and other charges assessed to retained asset accounts during the year............... -- -- -- -- -- -- Retained asset accounts transferred to state unclaimed property funds during the year.. (17) -- (26) (0.2) (19) (0.2) Retained asset accounts closed/ withdrawn during the year........ (872) (50.8) (469) (71.4) (505) (76.1) ----- ------ ----- ------ ----- ------ Retained asset accounts at the end of the year. 4,219 $338.2 4,975 $352.0 5,312 $370.8 ===== ====== ===== ====== ===== ======
F-71 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (14)Risk Sharing Provisions of the Affordable Care Act The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions. (15) Investments in SCA Entities The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:
NAIC reject entity's valuation NAIC 2020 2019 method, Description of Type of response NAIC NAIC resubmission SCA investment (excluding Gross Nonadmitted Admitted Date of filing NAIC received valuation valuation required 8.b.i entities) amount amount amount to NAIC filing (yes/no) amount amount (yes/no) --------------- ------ ----------- -------- -------------- ------- -------- --------- --------- ------------ ASI (VA)*................ $ -- $ -- $ -- 9/6/2017 Sub-1 yes $ -- $ -- no Newco (VA)............... 42.8 -- 42.8 7/2/2020 Sub-2 yes 41.0 39.2 no Genworth Financial Agency 0.5 0.5 -- 12/5/2017 Sub-1 yes -- -- no ----- ---- ----- ----- ----- Aggregate Total.......... $43.3 $0.5 $42.8 $41.0 $39.2 ===== ==== ===== ===== =====
-------- * ASI (VA) rounds to zero. (16)Subsequent Events There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued. F-72

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

(1)(a)	Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account 4. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(a)(i)	Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(1)(b)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of GE Life and Annuity Assurance Company to Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(1)(b)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name GE Life & Annuity Separate Account 4 to Genworth Life & Annuity VA Separate Account 1. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(2)	Not Applicable.

(3)(a)	Underwriting Agreement dated December 1, 2001 between The Life Insurance Company of Virginia and Capital Brokerage Corporation. Previously filed on September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(3)(b)	Dealer Sales Agreement dated December 1, 2001. Previously filed on September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(a)	Form of Contract.

(4)(a)(i)	Contract Form P1143 4/94. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(a)(ii)	Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)	Endorsements to Contract.

(4)(b)(i)	IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(ii)	Pension Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(iii)	Section 403(b) Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(iv)	Guaranteed Minimum Death Benefit Rider. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(v)	Optional Death Benefit at Death of Annuitant Endorsement. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(vi)	Endorsement for Waiver of Surrender Charges. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(vii)	Death Benefit Available at Death of Annuitant Endorsement. Previously filed on March 2, 1999 with Post-Effective Amendment No. 16 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(viii)	Optional Enhanced Death Benefit Rider. Previously filed on September 1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(ix)	Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(x)	Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(xi)	Optional Death Benefit Rider P5158 12/00. Previously filed on January 27, 1999 with Pre-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(xii)	Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(xiii)	Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(ivx)	Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on May 1, 2001 with Post-Effective Amendment No. 22 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(5)(a)	Form of Application. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(6)(a)	Amended and Restated Articles of Incorporation of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(6)(b)	By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(7)	Reinsurance Agreements. Previously filed on April 26, 2004 with Post Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-76334.

(8)(a)	Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(a)(i)	First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(b)	Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(b)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AIM Variable Insurance Funds. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(8)(c)	[Reserved.]

(8)(d)	Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(e)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Federated Insurance Series. Previously filed on April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(f)	Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76224.

(8)(f)(i)	Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(8)(g)	[Reserved.]

(8)(h)	Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate 4, Registration No. 033-76334.

(8)(i)	Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 31 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(i)(i)	Amendment to Fund Participation Agreement between Goldman Sachs Variable Insurance Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(j)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust. Previously filed on April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(k)	Form of Participation Agreement between GE Investments Funds, Inc. and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(8)(l)	Fund Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(l)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AllianceBernstein Variable Products Series Fund, Inc. Previously filed on April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(m)	Fund Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(m)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and MFS Variable Insurance Trust. Previously filed on April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(n)	Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(n)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(o)	Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(8)(p)	Amended and Restated Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Genworth Life and Annuity Insurance Company and Capital Brokerage Corporation. Previously filed on April 7, 2006 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(8)(q)	Form of Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 38 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 033-76334.

(9)	Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)	Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule Showing Computation for Performance Data. Previously filed on April 14, 1994 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)	Power of Attorney. Filed herewith.

Item 25.    Directors and Officers of the Depositor

Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer
Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan	Director
Angela R. Simmons	Senior Vice President and Chief Financial Officer
Vidal J. Torres	Senior Vice President, General Counsel and Secretary
Michael T. McGarry	Senior Vice President and Chief Information Officer
Keith A. Willingham	Vice President and Controller
John G. Apostle, II	Vice President and Chief Compliance Officer
Scott G. Goodman	Vice President and Appointed Actuary
Lisa J. Baldyga	Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contractowners

As of March 10, 2021, there were 2,886 owners of Qualified Contracts and 4,662 owners of Non-Qualified Contracts.

Item 28.    Indemnification

Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Genworth Life and Annuity Insurance Company’s Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

*    *    *

Item 29.    Principal Underwriters

(a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

(b)

Name	Address	Positions and Offices with Underwriter
Maria O. Tabb	6610 W. Broad St. Richmond, VA 23230	Director, Chairperson of the Board, President and Chief Executive Officer
Brandon M. Armor	6610 W. Broad St. Richmond, VA 23230	Director
John G. Apostle, II	6620 W. Broad St. Richmond, VA 23230	Director
James J. Namorato	6620 W. Broad Street Richmond, VA 23230	Senior Vice President and Chief Compliance Officer
Vidal J. Torres, Jr.	6620 W. Broad St. Richmond, VA 23230	Vice President and Secretary
Lisa J. Baldyga	6620 W. Broad St. Richmond, VA 23230	Vice President and Treasurer
Bonnie C. Turner	6610 W. Broad St. Richmond, VA 23230	Financial & Operations Principal

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Capital Brokerage Corporation	Not Applicable	Not Applicable	8.0%	$31 million

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 28th day of April 2021.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 (REGISTRANT)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY (DEPOSITOR)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/S/ BRIAN K. HAENDIGES* Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer	April 28, 2021

/S/ THOMAS J. MCINERNEY* Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President	April 28, 2021

/S/ DANIEL J. SHEEHAN, IV* Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer	April 28, 2021

/S/ GREGORY S. KARAWAN* Gregory S. Karawan	Director	April 28, 2021

/S/ ANGELA R. SIMMONS* Angela R. Simmons	Senior Vice President and Chief Financial Officer	April 28, 2021

/S/ KEITH A. WILLINGHAM* Keith A. Willingham	Vice President and Controller	April 28, 2021

*By:	/S/ MICHAEL D. PAPPAS Michael D. Pappas	, pursuant to Power of Attorney executed on March 25, 2021.	April 28, 2021